UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-01400

Fidelity Contrafund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® Series Opportunistic Insights Fund Fidelity® Series Opportunistic Insights Fund : FVWSX

This annual shareholder report contains information about Fidelity® Series Opportunistic Insights Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Opportunistic Insights Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark, the Russell 3000 Index, for the year, led by industrials, primarily within the capital goods industry. Stock picking in information technology also boosted the fund's relative result, as did an overweight in communication services, primarily within the media & entertainment industry.
•A non-benchmark stake in Space Exploration Technologies gained about 116% and was the top individual relative contributor. The company was one of the fund's biggest holdings at period end. A second notable relative contributor was an overweight in Amphenol (+95%), a large holding the past year. An overweight in Alphabet (+66%), a sizable holding, also helped.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in communication services, primarily within the media & entertainment industry. An underweight in information technology also hampered the fund's result, as did our picks in consumer discretionary, primarily within the consumer services industry. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an underweight in Palantir Technologies (+135%). This was an investment we established this period. The second-largest relative detractor was an underweight in Broadcom (+51%). Another notable relative detractor was a stake in Regeneron Pharmaceuticals (-2%). This period we decreased our investment in Regeneron Pharmaceuticals.
•Notable changes in positioning include decreased exposure to the financials sector and a higher allocation to industrials.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Series Opportunistic Insights Fund	23.60%	15.78%	16.76%
Russell 3000® Index	17.15%	13.15%	14.29%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$13,386,720,306
Number of Holdings	452
Total Advisory Fee	$0
Portfolio Turnover	49%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	26.0
Communication Services	20.8
Financials	13.7
Industrials	12.0
Consumer Discretionary	9.9
Health Care	9.1
Materials	1.9
Utilities	1.4
Consumer Staples	1.3
Energy	1.2
Real Estate	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 94.9
Preferred Stocks - 3.0
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.7
Canada - 3.0
Taiwan - 1.2
Netherlands - 0.7
Brazil - 0.6
Japan - 0.6
United Kingdom - 0.5
Belgium - 0.4
China - 0.4
Others - 1.9

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	10.3
Meta Platforms Inc Class A	10.0
Alphabet Inc Class A	4.9
Amazon.com Inc	4.9
Microsoft Corp	4.3
Berkshire Hathaway Inc Class A	2.8
Alphabet Inc Class C	2.4
Eli Lilly & Co	2.3
Netflix Inc	2.1
Apple Inc	1.7
45.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914351.101    2459-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® Contrafund® K6 Fidelity® Contrafund® K6 : FLCNX

This annual shareholder report contains information about Fidelity® Contrafund® K6 for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Contrafund® K6	$ 50	0.45%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark, the S&P 500 index, for the year, led by information technology. Stock picks in industrials, primarily within the capital goods industry, also boosted the fund's relative result, as did an overweight in communication services, primarily within the media & entertainment industry.
•The top individual relative contributor was an overweight in Amphenol (+96%), one of the fund's largest holdings. The second-largest relative contributor was a non-benchmark stake in Space Exploration Technologies (+116%). The stock was among the top holdings at period end. An overweight in Nvidia, a sizable holding, (+39%) also helped.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in communication services, primarily within the media & entertainment industry. An underweight in information technology also hurt, along with our picks in consumer discretionary.
•The biggest individual relative detractor was an overweight in Berkshire Hathaway (+11%), which was among the biggest holdings. The second-largest relative detractor was an overweight in Meta Platforms (+13%), the fund's top position. Another notable relative detractor was an underweight in Micron Technology (+240%), an investment we established this period.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to industrials.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 25, 2017 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Contrafund® K6	22.27%	15.57%	17.25%
S&P 500® Index	17.88%	14.42%	14.76%
A   From May 25, 2017

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$36,541,316,629
Number of Holdings	432
Total Advisory Fee	$158,921,298
Portfolio Turnover	37%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	27.4
Communication Services	22.4
Financials	16.3
Consumer Discretionary	10.0
Industrials	8.7
Health Care	7.1
Consumer Staples	2.8
Materials	1.8
Energy	1.3
Utilities	0.9
Real Estate	0.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.1
Preferred Stocks - 1.0
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.9
Canada - 2.7
Taiwan - 0.9
United Kingdom - 0.7
China - 0.7
Korea (South) - 0.5
Japan - 0.4
Brazil - 0.3
Netherlands - 0.3
Others - 1.6

TOP HOLDINGS (% of Fund's net assets)
Meta Platforms Inc Class A	12.6
NVIDIA Corp	11.0
Berkshire Hathaway Inc Class A	6.1
Amazon.com Inc	5.8
Microsoft Corp	4.2
Alphabet Inc Class A	4.0
Alphabet Inc Class C	2.5
Amphenol Corp Class A	2.5
Space Exploration Technologies Corp	2.2
Apple Inc	2.0
52.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914366.101    2946-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Contrafund® Fidelity® Contrafund® : FCNTX

This annual shareholder report contains information about Fidelity® Contrafund® for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Contrafund®	$ 82	0.74%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark, the S&P 500 index, for the year, led by industrials, primarily within the capital goods industry. Our picks in information technology also notably boosted relative performance, as did an overweight in communication services, primarily within the media & entertainment industry.
•A non-benchmark stake in Space Exploration Technologies (+116%) and was the top individual relative contributor. The stock was among the fund's biggest holdings at year-end. A second notable relative contributor was an overweight in Amphenol (+96%), a sizable holding. An overweight in GE Vernova (+99%) also helped.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in communication services, primarily within the media & entertainment industry. An underweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also hampered the fund's result, along with our picks in the consumer discretionary sector.
•The largest individual relative detractor was an overweight in Berkshire Hathaway (+11%), which was among the fund's top holdings. The second-largest relative detractor was an underweight in Micron Technology (+240%), a position we established in 2025. An underweight in Palantir Technologies (+135%) also hurt. This was a stake we established the past year.
•Notable changes in positioning include higher allocations to information technology and industrials, as well as a reduction in financials.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Contrafund®	21.80%	15.54%	16.85%
S&P 500® Index	17.88%	14.42%	14.82%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$176,314,376,288
Number of Holdings	445
Total Advisory Fee	$1,192,068,056
Portfolio Turnover	29%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	26.0
Communication Services	22.1
Financials	16.4
Consumer Discretionary	10.1
Industrials	9.9
Health Care	7.5
Consumer Staples	2.8
Materials	1.7
Energy	1.4
Utilities	0.9
Real Estate	0.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.7
Preferred Stocks - 3.5
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.2
Canada - 2.6
Taiwan - 0.9
United Kingdom - 0.7
China - 0.6
Korea (South) - 0.5
Japan - 0.4
Brazil - 0.3
Netherlands - 0.3
Others - 1.5

TOP HOLDINGS (% of Fund's net assets)
Meta Platforms Inc Class A	12.5
NVIDIA Corp	9.4
Berkshire Hathaway Inc Class A	6.1
Amazon.com Inc	6.1
Microsoft Corp	4.3
Alphabet Inc Class A	3.9
Apple Inc	2.5
Alphabet Inc Class C	2.4
Amphenol Corp Class A	2.3
Eli Lilly & Co	2.1
51.6
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Operating expenses
  Performance adjustment fee
  Management fee

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914129.101    22-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Contrafund® Fidelity® Contrafund® Class K : FCNKX

This annual shareholder report contains information about Fidelity® Contrafund® for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 74	0.67%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark, the S&P 500 index, for the year, led by industrials, primarily within the capital goods industry. Our picks in information technology also notably boosted relative performance, as did an overweight in communication services, primarily within the media & entertainment industry.
•A non-benchmark stake in Space Exploration Technologies (+116%) and was the top individual relative contributor. The stock was among the fund's biggest holdings at year-end. A second notable relative contributor was an overweight in Amphenol (+96%), a sizable holding. An overweight in GE Vernova (+99%) also helped.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in communication services, primarily within the media & entertainment industry. An underweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also hampered the fund's result, along with our picks in the consumer discretionary sector.
•The largest individual relative detractor was an overweight in Berkshire Hathaway (+11%), which was among the fund's top holdings. The second-largest relative detractor was an underweight in Micron Technology (+240%), a position we established in 2025. An underweight in Palantir Technologies (+135%) also hurt. This was a stake we established the past year.
•Notable changes in positioning include higher allocations to information technology and industrials, as well as a reduction in financials.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class K	21.92%	15.62%	16.95%
S&P 500® Index	17.88%	14.42%	14.82%

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$176,314,376,288
Number of Holdings	445
Total Advisory Fee	$1,192,068,056
Portfolio Turnover	29%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	26.0
Communication Services	22.1
Financials	16.4
Consumer Discretionary	10.1
Industrials	9.9
Health Care	7.5
Consumer Staples	2.8
Materials	1.7
Energy	1.4
Utilities	0.9
Real Estate	0.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.7
Preferred Stocks - 3.5
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.2
Canada - 2.6
Taiwan - 0.9
United Kingdom - 0.7
China - 0.6
Korea (South) - 0.5
Japan - 0.4
Brazil - 0.3
Netherlands - 0.3
Others - 1.5

TOP HOLDINGS (% of Fund's net assets)
Meta Platforms Inc Class A	12.5
NVIDIA Corp	9.4
Berkshire Hathaway Inc Class A	6.1
Amazon.com Inc	6.1
Microsoft Corp	4.3
Alphabet Inc Class A	3.9
Apple Inc	2.5
Alphabet Inc Class C	2.4
Amphenol Corp Class A	2.3
Eli Lilly & Co	2.1
51.6
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Operating expenses
  Performance adjustment fee
  Management fee

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914128.101    2080-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® New Insights Fund Fidelity Advisor® New Insights Fund Class Z : FZANX

This annual shareholder report contains information about Fidelity Advisor® New Insights Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 78	0.70%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark, the S&P 500 index, for the year, led by industrials, primarily within the capital goods industry. Stock picking in information technology also boosted the fund's relative result, as did an overweight in communication services, primarily within the media & entertainment industry.
•The top individual relative contributor was a non-benchmark stake in Space Exploration Technologies (+116%), which was one of the fund's largest holdings. The second-largest relative contributor was an overweight in Alphabet (+66%), a large holding. An overweight in Amphenol (+96%) also helped.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in communication services, primarily within the media & entertainment industry. An underweight in information technology also hampered the fund's result, along with stock picking in consumer discretionary, primarily within the consumer services industry. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an underweight in Broadcom (+51%). A second notable relative detractor was an underweight in Palantir Technologies (+135%). This was a stake we established the past year. Our stake in Regeneron Pharmaceuticals (+11%) also hurt. This period we decreased our position in Regeneron Pharmaceuticals.
•Notable changes in positioning include a higher allocation to industrials and lower exposure to financials.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class Z	23.18%	15.63%	15.90%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$24,654,500,108
Number of Holdings	461
Total Advisory Fee	$182,646,929
Portfolio Turnover	32%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	25.5
Communication Services	21.3
Financials	13.8
Industrials	13.7
Consumer Discretionary	9.8
Health Care	8.3
Materials	2.2
Utilities	1.5
Energy	1.1
Consumer Staples	1.1
Real Estate	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 93.8
Preferred Stocks - 5.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.3
Canada - 3.2
Taiwan - 1.2
Netherlands - 0.8
Brazil - 0.6
Japan - 0.5
United Kingdom - 0.5
Italy - 0.4
China - 0.4
Others - 2.1

TOP HOLDINGS (% of Fund's net assets)
Meta Platforms Inc Class A	10.1
NVIDIA Corp	9.8
Alphabet Inc Class A	7.8
Amazon.com Inc	5.1
Microsoft Corp	5.0
Berkshire Hathaway Inc Class A	4.1
Space Exploration Technologies Corp Series G	2.4
Eli Lilly & Co	2.0
Netflix Inc	1.9
Wells Fargo & Co	1.5
49.7
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914254.101    2539-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® New Insights Fund Fidelity Advisor® New Insights Fund Class M : FNITX

This annual shareholder report contains information about Fidelity Advisor® New Insights Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 146	1.32%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark, the S&P 500 index, for the year, led by industrials, primarily within the capital goods industry. Stock picking in information technology also boosted the fund's relative result, as did an overweight in communication services, primarily within the media & entertainment industry.
•The top individual relative contributor was a non-benchmark stake in Space Exploration Technologies (+116%), which was one of the fund's largest holdings. The second-largest relative contributor was an overweight in Alphabet (+66%), a large holding. An overweight in Amphenol (+96%) also helped.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in communication services, primarily within the media & entertainment industry. An underweight in information technology also hampered the fund's result, along with stock picking in consumer discretionary, primarily within the consumer services industry. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an underweight in Broadcom (+51%). A second notable relative detractor was an underweight in Palantir Technologies (+135%). This was a stake we established the past year. Our stake in Regeneron Pharmaceuticals (+11%) also hurt. This period we decreased our position in Regeneron Pharmaceuticals.
•Notable changes in positioning include a higher allocation to industrials and lower exposure to financials.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	18.13%	14.10%	14.77%
Class M (without 3.50% sales charge)	22.41%	14.92%	15.18%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$24,654,500,108
Number of Holdings	461
Total Advisory Fee	$182,646,929
Portfolio Turnover	32%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	25.5
Communication Services	21.3
Financials	13.8
Industrials	13.7
Consumer Discretionary	9.8
Health Care	8.3
Materials	2.2
Utilities	1.5
Energy	1.1
Consumer Staples	1.1
Real Estate	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 93.8
Preferred Stocks - 5.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.3
Canada - 3.2
Taiwan - 1.2
Netherlands - 0.8
Brazil - 0.6
Japan - 0.5
United Kingdom - 0.5
Italy - 0.4
China - 0.4
Others - 2.1

TOP HOLDINGS (% of Fund's net assets)
Meta Platforms Inc Class A	10.1
NVIDIA Corp	9.8
Alphabet Inc Class A	7.8
Amazon.com Inc	5.1
Microsoft Corp	5.0
Berkshire Hathaway Inc Class A	4.1
Space Exploration Technologies Corp Series G	2.4
Eli Lilly & Co	2.0
Netflix Inc	1.9
Wells Fargo & Co	1.5
49.7
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914252.101    1280-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® New Insights Fund Fidelity Advisor® New Insights Fund Class I : FINSX

This annual shareholder report contains information about Fidelity Advisor® New Insights Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 91	0.82%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark, the S&P 500 index, for the year, led by industrials, primarily within the capital goods industry. Stock picking in information technology also boosted the fund's relative result, as did an overweight in communication services, primarily within the media & entertainment industry.
•The top individual relative contributor was a non-benchmark stake in Space Exploration Technologies (+116%), which was one of the fund's largest holdings. The second-largest relative contributor was an overweight in Alphabet (+66%), a large holding. An overweight in Amphenol (+96%) also helped.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in communication services, primarily within the media & entertainment industry. An underweight in information technology also hampered the fund's result, along with stock picking in consumer discretionary, primarily within the consumer services industry. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an underweight in Broadcom (+51%). A second notable relative detractor was an underweight in Palantir Technologies (+135%). This was a stake we established the past year. Our stake in Regeneron Pharmaceuticals (+11%) also hurt. This period we decreased our position in Regeneron Pharmaceuticals.
•Notable changes in positioning include a higher allocation to industrials and lower exposure to financials.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	23.03%	15.49%	15.75%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$24,654,500,108
Number of Holdings	461
Total Advisory Fee	$182,646,929
Portfolio Turnover	32%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	25.5
Communication Services	21.3
Financials	13.8
Industrials	13.7
Consumer Discretionary	9.8
Health Care	8.3
Materials	2.2
Utilities	1.5
Energy	1.1
Consumer Staples	1.1
Real Estate	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 93.8
Preferred Stocks - 5.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.3
Canada - 3.2
Taiwan - 1.2
Netherlands - 0.8
Brazil - 0.6
Japan - 0.5
United Kingdom - 0.5
Italy - 0.4
China - 0.4
Others - 2.1

TOP HOLDINGS (% of Fund's net assets)
Meta Platforms Inc Class A	10.1
NVIDIA Corp	9.8
Alphabet Inc Class A	7.8
Amazon.com Inc	5.1
Microsoft Corp	5.0
Berkshire Hathaway Inc Class A	4.1
Space Exploration Technologies Corp Series G	2.4
Eli Lilly & Co	2.0
Netflix Inc	1.9
Wells Fargo & Co	1.5
49.7
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914253.101    1281-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® New Insights Fund Fidelity Advisor® New Insights Fund Class C : FNICX

This annual shareholder report contains information about Fidelity Advisor® New Insights Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 202	1.82%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark, the S&P 500 index, for the year, led by industrials, primarily within the capital goods industry. Stock picking in information technology also boosted the fund's relative result, as did an overweight in communication services, primarily within the media & entertainment industry.
•The top individual relative contributor was a non-benchmark stake in Space Exploration Technologies (+116%), which was one of the fund's largest holdings. The second-largest relative contributor was an overweight in Alphabet (+66%), a large holding. An overweight in Amphenol (+96%) also helped.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in communication services, primarily within the media & entertainment industry. An underweight in information technology also hampered the fund's result, along with stock picking in consumer discretionary, primarily within the consumer services industry. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an underweight in Broadcom (+51%). A second notable relative detractor was an underweight in Palantir Technologies (+135%). This was a stake we established the past year. Our stake in Regeneron Pharmaceuticals (+11%) also hurt. This period we decreased our position in Regeneron Pharmaceuticals.
•Notable changes in positioning include a higher allocation to industrials and lower exposure to financials.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	20.81%	14.33%	14.77%
Class C	21.81%	14.33%	14.77%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$24,654,500,108
Number of Holdings	461
Total Advisory Fee	$182,646,929
Portfolio Turnover	32%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	25.5
Communication Services	21.3
Financials	13.8
Industrials	13.7
Consumer Discretionary	9.8
Health Care	8.3
Materials	2.2
Utilities	1.5
Energy	1.1
Consumer Staples	1.1
Real Estate	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 93.8
Preferred Stocks - 5.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.3
Canada - 3.2
Taiwan - 1.2
Netherlands - 0.8
Brazil - 0.6
Japan - 0.5
United Kingdom - 0.5
Italy - 0.4
China - 0.4
Others - 2.1

TOP HOLDINGS (% of Fund's net assets)
Meta Platforms Inc Class A	10.1
NVIDIA Corp	9.8
Alphabet Inc Class A	7.8
Amazon.com Inc	5.1
Microsoft Corp	5.0
Berkshire Hathaway Inc Class A	4.1
Space Exploration Technologies Corp Series G	2.4
Eli Lilly & Co	2.0
Netflix Inc	1.9
Wells Fargo & Co	1.5
49.7
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914251.101    1279-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® New Insights Fund Fidelity Advisor® New Insights Fund Class A : FNIAX

This annual shareholder report contains information about Fidelity Advisor® New Insights Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 119	1.07%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark, the S&P 500 index, for the year, led by industrials, primarily within the capital goods industry. Stock picking in information technology also boosted the fund's relative result, as did an overweight in communication services, primarily within the media & entertainment industry.
•The top individual relative contributor was a non-benchmark stake in Space Exploration Technologies (+116%), which was one of the fund's largest holdings. The second-largest relative contributor was an overweight in Alphabet (+66%), a large holding. An overweight in Amphenol (+96%) also helped.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in communication services, primarily within the media & entertainment industry. An underweight in information technology also hampered the fund's result, along with stock picking in consumer discretionary, primarily within the consumer services industry. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an underweight in Broadcom (+51%). A second notable relative detractor was an underweight in Palantir Technologies (+135%). This was a stake we established the past year. Our stake in Regeneron Pharmaceuticals (+11%) also hurt. This period we decreased our position in Regeneron Pharmaceuticals.
•Notable changes in positioning include a higher allocation to industrials and lower exposure to financials.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	15.66%	13.84%	14.78%
Class A (without 5.75% sales charge)	22.72%	15.20%	15.47%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$24,654,500,108
Number of Holdings	461
Total Advisory Fee	$182,646,929
Portfolio Turnover	32%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	25.5
Communication Services	21.3
Financials	13.8
Industrials	13.7
Consumer Discretionary	9.8
Health Care	8.3
Materials	2.2
Utilities	1.5
Energy	1.1
Consumer Staples	1.1
Real Estate	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 93.8
Preferred Stocks - 5.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.3
Canada - 3.2
Taiwan - 1.2
Netherlands - 0.8
Brazil - 0.6
Japan - 0.5
United Kingdom - 0.5
Italy - 0.4
China - 0.4
Others - 2.1

TOP HOLDINGS (% of Fund's net assets)
Meta Platforms Inc Class A	10.1
NVIDIA Corp	9.8
Alphabet Inc Class A	7.8
Amazon.com Inc	5.1
Microsoft Corp	5.0
Berkshire Hathaway Inc Class A	4.1
Space Exploration Technologies Corp Series G	2.4
Eli Lilly & Co	2.0
Netflix Inc	1.9
Wells Fargo & Co	1.5
49.7
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914250.101    1277-TSRA-0226

Item 2.

Code of Ethics

As of the end of the period, December 31, 2025, Fidelity Contrafund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Advisor New Insights Fund, Fidelity Contrafund, Fidelity Contrafund K6 and Fidelity Series Opportunistic Insights Fund (the “Funds”):

Services Billed by PwC

December 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor New Insights Fund	$80,400	$3,400	$14,000	$1,100
Fidelity Contrafund	$108,200	$4,000	$16,700	$1,300
Fidelity Contrafund K6	$108,200	$2,900	$38,800	$900
Fidelity Series Opportunistic Insights Fund	$70,700	$3,200	$13,200	$1,000

December 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor New Insights Fund	$72,400	$6,700	$14,800	$2,300
Fidelity Contrafund	$120,000	$7,900	$17,200	$2,700
Fidelity Contrafund K6	$99,500	$5,900	$28,900	$2,100
Fidelity Series Opportunistic Insights Fund	$68,100	$6,300	$12,900	$2,200

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	December 31, 2025A	December 31, 2024A
Audit-Related Fees	$8,914,100	$9,701,800
Tax Fees	$1,000	$61,000
All Other Fees	$-	$35,000

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	December 31, 2025A	December 31, 2024A
PwC	$13,852,100	$15,401,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Series Opportunistic Insights Fund

Annual Report
December 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Series Opportunistic Insights Fund
Consolidated Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Common Stocks - 94.9%
	Shares	Value ($)
AUSTRALIA - 0.2%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Brambles Ltd	40,520	620,862
Clean TeQ Water Ltd (b)	1,326	327
TOTAL INDUSTRIALS		621,189
Information Technology - 0.2%
Software - 0.2%
Canva Australia Holdings Pty Ltd Class A (b)(c)(d)	11,000	18,107,540
Materials - 0.0%
Metals & Mining - 0.0%
Anglogold Ashanti Plc	55,700	4,750,096
Evolution Mining Ltd	116,307	984,190
TOTAL MATERIALS		5,734,286
TOTAL AUSTRALIA		24,463,015
BELGIUM - 0.4%
Health Care - 0.4%
Pharmaceuticals - 0.4%
UCB SA	205,814	57,710,806
BRAZIL - 0.6%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
MercadoLibre Inc (b)	4,480	9,023,885
Financials - 0.2%
Banks - 0.2%
Itau Unibanco Holding SA ADR	454,074	3,251,169
NU Holdings Ltd/Cayman Islands Class A (b)	1,228,548	20,565,894
		23,817,063
Capital Markets - 0.0%
Banco BTG Pactual SA unit	80,465	772,088
TOTAL FINANCIALS		24,589,151
Materials - 0.3%
Metals & Mining - 0.3%
Wheaton Precious Metals Corp	385,679	45,341,273
TOTAL BRAZIL		78,954,309
BURKINA FASO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
IAMGOLD Corp (b)	85,700	1,414,233
CANADA - 3.0%
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Dollarama Inc	15,649	2,338,884
Specialty Retail - 0.1%
Aritzia Inc Subordinate Voting Shares (b)	125,400	10,721,424
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc	24,200	1,512,599
TOTAL CONSUMER DISCRETIONARY		14,572,907
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Cameco Corp (United States)	310,829	28,437,745
Canadian Natural Resources Ltd (e)	474,249	16,063,412
Imperial Oil Ltd	90,700	7,835,930
PrairieSky Royalty Ltd	22,040	434,040
TOTAL ENERGY		52,771,127
Financials - 0.6%
Banks - 0.2%
Royal Bank of Canada	104,599	17,831,860
Toronto Dominion Bank	59,399	5,598,233
		23,430,093
Capital Markets - 0.0%
Brookfield Asset Management Ltd Class A (United States)	77,849	4,078,509
Insurance - 0.4%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	15,949	30,396,583
Intact Financial Corp	80,336	16,723,912
		47,120,495
TOTAL FINANCIALS		74,629,097
Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc (b)	58,283	17,240,524
IT Services - 0.5%
Shopify Inc Class A (b)	427,268	68,796,203
Software - 0.1%
Constellation Software Inc/Canada	2,928	7,042,730
Descartes Systems Group Inc/The (United States) (b)	42,200	3,699,252
		10,741,982
TOTAL INFORMATION TECHNOLOGY		96,778,709
Materials - 1.2%
Metals & Mining - 1.2%
Agnico Eagle Mines Ltd/CA	90,799	15,397,891
Alamos Gold Inc Class A	113,538	4,384,186
B2Gold Corp	47,465	213,714
Barrick Mining Corp (United States)	131,700	5,735,535
Franco-Nevada Corp	289,305	59,968,792
Franco-Nevada Corp (United States) (e)	49,700	10,301,816
G Mining Ventures Corp (b)	89,899	2,717,504
Kinross Gold Corp	56,249	1,584,340
Lundin Gold Inc	147,049	12,215,604
Novagold Resources Inc (b)	95,617	891,696
Orla Mining Ltd (b)	3,327,452	44,752,296
TOTAL MATERIALS		158,163,374
TOTAL CANADA		396,915,214
CHINA - 0.3%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Tencent Holdings Ltd	46,299	3,553,149
Consumer Discretionary - 0.2%
Automobiles - 0.1%
BYD Co Ltd H Shares	1,596,899	19,515,318
Broadline Retail - 0.1%
PDD Holdings Inc Class A ADR (b)	83,500	9,468,065
TOTAL CONSUMER DISCRETIONARY		28,983,383
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Wuxi Apptec Co Ltd H Shares (h)(i)	16,200	205,447
Industrials - 0.1%
Electrical Equipment - 0.1%
Contemporary Amperex Technology Co Ltd A Shares (China)	209,600	11,006,720
TOTAL CHINA		43,748,699
CONGO DEMOCRATIC REPUBLIC OF - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Ivanhoe Mines Ltd Class A (b)	1,424,890	16,205,262
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Amer Sports Inc (b)	487,813	18,219,816
FRANCE - 0.1%
Consumer Staples - 0.0%
Food Products - 0.0%
Danone SA	29,200	2,633,814
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
EssilorLuxottica SA	22,138	7,021,874
Industrials - 0.0%
Aerospace & Defense - 0.0%
Dassault Aviation SA	4,733	1,522,936
TOTAL FRANCE		11,178,624
GERMANY - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)(e)	19,444	795,260
Financials - 0.0%
Insurance - 0.0%
Allianz SE	1,349	623,747
Industrials - 0.1%
Aerospace & Defense - 0.1%
Rheinmetall AG	6,900	12,657,962
Electrical Equipment - 0.0%
Siemens Energy AG (b)	28,399	3,984,055
TOTAL INDUSTRIALS		16,642,017
TOTAL GERMANY		18,061,024
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish	8,700	329,469
Insurance - 0.0%
Accelerant Holdings Class A (b)(e)	16,400	268,139
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		597,608
HONG KONG - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Futu Holdings Ltd Class A ADR (b)	3,900	640,419
INDIA - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Bharti Airtel Ltd	57,200	1,340,281
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Meesho	16,610	33,312
Hotels, Restaurants & Leisure - 0.0%
Eternal Ltd (b)	1,870,500	5,787,680
Specialty Retail - 0.0%
Lenskart Solutions Ltd (b)	13,512	67,769
TOTAL CONSUMER DISCRETIONARY		5,888,761
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd	261,300	4,566,396
Financials - 0.2%
Banks - 0.2%
HDFC Bank Ltd ADR	389,600	14,235,984
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Max Healthcare Institute Ltd	199,800	2,323,685
TOTAL INDIA		28,355,107
ISRAEL - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	370,911	11,576,132
Industrials - 0.0%
Aerospace & Defense - 0.0%
Elbit Systems Ltd (United States)	600	346,626
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Camtek Ltd/Israel (b)(e)	53,400	5,678,823
TOTAL ISRAEL		17,601,581
ITALY - 0.4%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Brunello Cucinelli SpA	279,800	32,362,559
Industrials - 0.1%
Passenger Airlines - 0.1%
Ryanair Holdings PLC ADR	243,129	17,551,483
Information Technology - 0.0%
Software - 0.0%
Bending Spoons SpA Class C (c)(d)	9,800	871,833
TOTAL ITALY		50,785,875
JAPAN - 0.6%
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Pan Pacific International Holdings Corp	109,995	655,229
Household Durables - 0.0%
Sony Group Corp	44,300	1,136,339
Specialty Retail - 0.1%
Fast Retailing Co Ltd	13,249	4,816,127
Textiles, Apparel & Luxury Goods - 0.0%
Asics Corp	173,199	4,151,955
TOTAL CONSUMER DISCRETIONARY		10,759,650
Financials - 0.0%
Banks - 0.0%
Sumitomo Mitsui Financial Group Inc	22,200	713,983
Industrials - 0.4%
Industrial Conglomerates - 0.3%
Hitachi Ltd	1,336,929	41,838,778
Machinery - 0.1%
Daifuku Co Ltd (e)	161,000	5,065,169
Mitsubishi Heavy Industries Ltd	266,549	6,507,111
		11,572,280
Trading Companies & Distributors - 0.0%
ITOCHU Corp	116,245	1,465,678
TOTAL INDUSTRIALS		54,876,736
Information Technology - 0.1%
IT Services - 0.0%
Fujitsu Ltd	24,900	684,325
NEC Corp	17,600	596,629
		1,280,954
Semiconductors & Semiconductor Equipment - 0.1%
Advantest Corp	59,279	7,495,706
TOTAL INFORMATION TECHNOLOGY		8,776,660
TOTAL JAPAN		75,127,029
KOREA (SOUTH) - 0.4%
Consumer Discretionary - 0.2%
Automobiles - 0.1%
Hyundai Motor Co	66,414	13,708,550
Kia Corp	8,100	686,341
		14,394,891
Broadline Retail - 0.1%
Coupang Inc Class A (b)	574,462	13,551,559
TOTAL CONSUMER DISCRETIONARY		27,946,450
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
SK Hynix Inc	53,996	24,442,072
TOTAL KOREA (SOUTH)		52,388,522
NETHERLANDS - 0.7%
Communication Services - 0.0%
Entertainment - 0.0%
Universal Music Group NV	187,619	4,891,197
Health Care - 0.5%
Biotechnology - 0.5%
Argenx SE ADR (b)	79,300	66,687,335
Newamsterdam Pharma Co NV (b)	7,200	252,576
TOTAL HEALTH CARE		66,939,911
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
ASM International NV	8,100	4,927,096
ASML Holding NV depository receipt	6,200	6,633,132
NXP Semiconductors NV	52,529	11,401,945
TOTAL INFORMATION TECHNOLOGY		22,962,173
TOTAL NETHERLANDS		94,793,281
SPAIN - 0.1%
Financials - 0.1%
Banks - 0.1%
Banco Santander SA	676,012	7,956,993
SWITZERLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
On Holding AG Class A (b)	187,200	8,701,056
Financials - 0.0%
Capital Markets - 0.0%
UBS Group AG	111,364	5,196,331
TOTAL SWITZERLAND		13,897,387
TAIWAN - 1.2%
Information Technology - 1.2%
Semiconductors & Semiconductor Equipment - 1.2%
Taiwan Semiconductor Manufacturing Co Ltd	72,000	3,547,057
Taiwan Semiconductor Manufacturing Co Ltd ADR	507,357	154,180,719

TOTAL TAIWAN		157,727,776
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (b)	8,324	3,789,751
UNITED KINGDOM - 0.5%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Entertainment PLC (b)	44,998	9,676,370
Leisure Products - 0.0%
Games Workshop Group PLC	814	207,596
TOTAL CONSUMER DISCRETIONARY		9,883,966
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	64,380	2,868,773
Financials - 0.1%
Banks - 0.1%
NatWest Group PLC	505,449	4,433,941
Starling Bank Ltd (c)(d)	1,611,012	5,559,203
TOTAL FINANCIALS		9,993,144
Health Care - 0.2%
Pharmaceuticals - 0.2%
Astrazeneca PLC	130,200	24,094,727
Astrazeneca PLC ADR	7,500	689,475
TOTAL HEALTH CARE		24,784,202
Industrials - 0.2%
Aerospace & Defense - 0.2%
Rolls-Royce Holdings PLC	1,609,226	24,887,827
TOTAL UNITED KINGDOM		72,417,912
UNITED STATES - 85.7%
Communication Services - 20.7%
Entertainment - 2.9%
Liberty Media Corp-Liberty Formula One Class C (b)	230,158	22,672,865
Live Nation Entertainment Inc (b)	71,811	10,233,068
Netflix Inc (b)	3,046,290	285,620,150
ROBLOX Corp Class A (b)	69,897	5,663,754
Spotify Technology SA (b)	72,887	42,326,210
Walt Disney Co/The	123,920	14,098,378
Warner Bros Discovery Inc (b)	264,499	7,622,861
		388,237,286
Interactive Media & Services - 17.5%
Alphabet Inc Class A	2,087,011	653,234,443
Alphabet Inc Class C	1,027,300	322,366,740
Epic Games Inc (b)(c)(d)	7,100	4,615,639
Meta Platforms Inc Class A	2,007,054	1,324,836,275
Reddit Inc Class A (b)	63,630	14,626,628
Reddit Inc Class B (b)	32,888	7,559,965
Snap Inc Class A (b)	429,300	3,464,451
		2,330,704,141
Media - 0.1%
EchoStar Corp Class A (b)	113,300	12,315,710
Omnicom Group Inc	43,199	3,488,318
		15,804,028
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc	152,719	31,008,066
TOTAL COMMUNICATION SERVICES		2,765,753,521
Consumer Discretionary - 8.7%
Automobiles - 0.1%
General Motors Co	19,300	1,569,476
Rad Power Bikes Inc (b)(c)(d)	145,919	1
Rad Power Bikes Inc warrants 10/6/2033 (b)(c)(d)	150,652	2
Tesla Inc (b)	40,349	18,145,752
		19,715,231
Broadline Retail - 4.9%
Amazon.com Inc (b)	2,828,840	652,952,849
Ollie's Bargain Outlet Holdings Inc (b)	16,099	1,764,611
		654,717,460
Diversified Consumer Services - 0.1%
Duolingo Inc Class A (b)	70,108	12,303,954
Hotels, Restaurants & Leisure - 1.8%
Airbnb Inc Class A (b)	248,599	33,739,856
Black Rock Coffee Bar Inc Class A	9,100	202,475
Booking Holdings Inc	1,749	9,366,472
Carnival Corp (b)	271,399	8,288,525
Cava Group Inc (b)(e)	74,887	4,395,118
DoorDash Inc Class A (b)	22,249	5,038,954
DraftKings Inc Class A (b)	1,333,538	45,953,719
Dutch Bros Inc Class A (b)	52,799	3,232,355
Hilton Worldwide Holdings Inc	257,591	73,993,015
Royal Caribbean Cruises Ltd	9,259	2,582,520
Starbucks Corp	65,437	5,510,450
Viking Holdings Ltd (b)	587,399	41,946,163
Wynn Resorts Ltd	5,100	613,683
		234,863,305
Household Durables - 0.5%
Blu Homes Inc (b)(c)(d)	21,093,998	6,539
DR Horton Inc	98,713	14,217,633
Garmin Ltd	6,424	1,303,108
PulteGroup Inc	209,231	24,534,428
SharkNinja Inc (b)	63,400	7,094,460
Somnigroup International Inc	168,909	15,080,196
		62,236,364
Specialty Retail - 1.3%
Boot Barn Holdings Inc (b)	3,800	670,586
Dick's Sporting Goods Inc	200	39,594
Fanatics Inc Class A (b)(c)(d)	139,938	11,195,040
Home Depot Inc/The	58,600	20,164,260
O'Reilly Automotive Inc (b)	497,760	45,400,690
TJX Cos Inc/The	567,919	87,238,038
Urban Outfitters Inc (b)	51,108	3,846,388
Warby Parker Inc Class A (b)	440,856	9,606,252
		178,160,848
Textiles, Apparel & Luxury Goods - 0.0%
Lululemon Athletica Inc (b)	3,100	644,210
Ralph Lauren Corp Class A	21,406	7,569,376
		8,213,586
TOTAL CONSUMER DISCRETIONARY		1,170,210,748
Consumer Staples - 1.3%
Beverages - 0.7%
Coca-Cola Co/The	1,147,636	80,231,233
Keurig Dr Pepper Inc	321,154	8,995,524
PepsiCo Inc	12,800	1,837,055
Vita Coco Co Inc/The (b)	130,000	6,891,300
		97,955,112
Consumer Staples Distribution & Retail - 0.5%
Casey's General Stores Inc	23,694	13,095,911
Chobani Inc Class A (c)(d)(f)	592	2,638,159
Costco Wholesale Corp	27,719	23,903,202
Dollar General Corp	9,800	1,301,146
Dollar Tree Inc (b)	66,000	8,118,660
Sprouts Farmers Market Inc (b)	32,200	2,565,374
Walmart Inc	106,599	11,876,195
		63,498,647
Food Products - 0.0%
Vital Farms Inc (b)(e)	102,200	3,264,268
Personal Care Products - 0.0%
elf Beauty Inc (b)(e)	4,400	334,576
Estee Lauder Cos Inc/The Class A	58,500	6,126,120
		6,460,696
Tobacco - 0.1%
Philip Morris International Inc	59,077	9,475,951
TOTAL CONSUMER STAPLES		180,654,674
Energy - 0.8%
Energy Equipment & Services - 0.0%
WaterBridge Infrastructure LLC Class A	56,000	1,120,560
Oil, Gas & Consumable Fuels - 0.8%
Antero Resources Corp (b)	403,200	13,894,272
Cheniere Energy Inc	153,069	29,755,083
Exxon Mobil Corp	16,800	2,021,712
Marathon Petroleum Corp	19,300	3,138,759
Shell PLC ADR	717,600	52,729,248
Valero Energy Corp	22,500	3,662,775
		105,201,849
TOTAL ENERGY		106,322,409
Financials - 12.5%
Banks - 3.3%
Bancorp Inc/The (b)	154,666	10,443,048
Bank of America Corp	1,180,735	64,940,425
Citigroup Inc	330,599	38,577,597
East West Bancorp Inc	13,003	1,461,407
JPMorgan Chase & Co	409,361	131,904,301
Wells Fargo & Co	2,118,416	197,436,372
		444,763,150
Capital Markets - 1.9%
Bank of New York Mellon Corp/The	588,220	68,286,460
Blackrock Inc	600	642,204
Blue Owl Capital Inc Class A	737,700	11,021,238
Cboe Global Markets Inc	39,400	9,889,400
Charles Schwab Corp/The	278,579	27,832,828
Coinbase Global Inc Class A (b)	6,766	1,530,063
Evercore Inc Class A	1,339	455,595
Goldman Sachs Group Inc/The	39,799	34,983,321
Interactive Brokers Group Inc Class A	205,799	13,234,934
Moody's Corp	61,723	31,531,195
Morgan Stanley	239,299	42,482,751
MSCI Inc	3,400	1,950,682
Nasdaq Inc	6,799	660,387
Tulco LLC (b)(c)(d)(f)	7,549	6,243,249
		250,744,307
Consumer Finance - 0.7%
American Express Co	161,958	59,916,362
Capital One Financial Corp	123,057	29,824,095
SoFi Technologies Inc Class A (b)	20,900	547,162
Synchrony Financial	56,700	4,730,481
		95,018,100
Financial Services - 5.2%
Apollo Global Management Inc	226,300	32,759,188
Berkshire Hathaway Inc Class A (b)	502	378,909,600
Mastercard Inc Class A	230,300	131,473,664
Rocket Cos Inc Class A	32,800	635,008
Toast Inc Class A (b)	650,207	23,088,851
Visa Inc Class A	366,799	128,640,077
		695,506,388
Insurance - 1.4%
American Financial Group Inc/OH	43,000	5,877,240
American International Group Inc	7,700	658,735
Arthur J Gallagher & Co	187,549	48,535,806
Chubb Ltd	236,351	73,769,874
Progressive Corp/The	66,199	15,074,836
Travelers Companies Inc/The	153,437	44,505,936
		188,422,427
TOTAL FINANCIALS		1,674,454,372
Health Care - 7.8%
Biotechnology - 2.2%
AbbVie Inc	70,399	16,085,468
Alnylam Pharmaceuticals Inc (b)	236,459	94,027,921
Apogee Therapeutics Inc (b)	17,100	1,290,708
BeOne Medicines Ltd ADR (b)	50,349	15,296,530
Caris Life Sciences Inc (b)	76,716	2,069,798
Celldex Therapeutics Inc (b)	49,900	1,355,284
Cidara Therapeutics Inc (b)	6,700	1,479,963
Cytokinetics Inc (b)	81,100	5,153,094
Gilead Sciences Inc	714,191	87,659,803
Immunome Inc (b)	34,800	747,504
Immunovant Inc (b)	65,764	1,671,721
Insmed Inc (b)	73,279	12,753,477
Kymera Therapeutics Inc (b)	37,600	2,925,656
Legend Biotech Corp ADR (b)	588,629	12,796,794
Natera Inc (b)	2,700	618,543
Nuvalent Inc Class A (b)	11,000	1,106,490
PTC Therapeutics Inc (b)	9,100	691,236
Regeneron Pharmaceuticals Inc	4,800	3,704,976
Roivant Sciences Ltd (b)	128,300	2,784,110
Soleno Therapeutics Inc (b)	162,680	7,532,084
Summit Therapeutics Inc (b)	66,862	1,169,416
Travere Therapeutics Inc (b)	6,300	240,723
United Therapeutics Corp (b)	2,700	1,315,575
Vertex Pharmaceuticals Inc (b)	43,749	19,834,047
		294,310,921
Health Care Equipment & Supplies - 1.8%
Alcon AG (United States)	2,901	228,628
Artivion Inc (b)	177,100	8,077,531
Baxter International Inc	34,800	665,028
Boston Scientific Corp (b)	1,179,629	112,477,625
Edwards Lifesciences Corp (b)	15,600	1,329,900
Insulet Corp (b)	25,000	7,106,000
Intuitive Surgical Inc (b)	69,590	39,412,992
Medline Inc Class A	344,400	14,464,800
Penumbra Inc (b)	30,897	9,606,186
ResMed Inc	2,300	554,001
Stryker Corp	31,380	11,029,129
TransMedics Group Inc (b)	341,290	41,517,929
		246,469,749
Health Care Providers & Services - 0.9%
CVS Health Corp	155,317	12,325,957
Ensign Group Inc/The	29,300	5,104,060
HCA Healthcare Inc	67,899	31,699,327
LifeStance Health Group Inc (b)	618,500	4,354,240
McKesson Corp	19,400	15,913,626
Tenet Healthcare Corp (b)	276,121	54,870,765
		124,267,975
Health Care Technology - 0.1%
Doximity Inc Class A (b)	72,099	3,192,543
Veeva Systems Inc Class A (b)	25,272	5,641,469
		8,834,012
Life Sciences Tools & Services - 0.4%
Danaher Corp	11,700	2,678,364
Thermo Fisher Scientific Inc	83,900	48,615,855
Veterinary Emergency Group (b)(c)(d)(f)	80,233	6,385,744
		57,679,963
Pharmaceuticals - 2.4%
Eli Lilly & Co	278,652	299,461,732
Jazz Pharmaceuticals PLC (b)	3,500	595,000
Johnson & Johnson	3,100	641,545
Merck & Co Inc	9,549	1,005,128
Structure Therapeutics Inc ADR (b)	77,700	5,404,035
		307,107,440
TOTAL HEALTH CARE		1,038,670,060
Industrials - 8.8%
Aerospace & Defense - 3.8%
Anduril Industries Inc Class B (c)(d)	1,299	59,312
Anduril Industries Inc Class C (c)(d)	1	46
ATI Inc (b)	55,691	6,391,099
Axon Enterprise Inc (b)	20,963	11,905,517
Beta Technologies Inc (g)	465,248	13,124,646
Beta Technologies Inc Class A (b)	76,200	2,149,602
Boeing Co (b)	134,100	29,115,792
Carpenter Technology Corp	45,446	14,308,219
GE Aerospace	525,542	161,882,702
General Dynamics Corp	3,900	1,312,974
HEICO Corp Class A	2,549	643,444
Howmet Aerospace Inc	464,709	95,274,639
Karman Holdings Inc (b)	176,700	12,929,139
Loar Holdings Inc (b)(e)	3,819	259,692
Northrop Grumman Corp	9,829	5,604,594
Relativity Space Inc (b)(c)	2,857	3,028
Relativity Space Inc warrants 11/1/2030 (b)(c)(d)	112	114
Rocket Lab Corp	18,699	1,304,442
RTX Corp	3,999	733,417
Space Exploration Technologies Corp (b)(c)(d)	215,904	86,456,598
Space Exploration Technologies Corp Class C (b)(c)(d)	23,836	9,544,888
StandardAero Inc (b)	24,200	694,056
TransDigm Group Inc	25,734	34,222,360
Woodward Inc	11,602	3,507,517
		491,427,837
Air Freight & Logistics - 0.0%
CH Robinson Worldwide Inc	8,700	1,398,612
Zipline International Inc (b)(c)(d)	28,830	1,621,976
		3,020,588
Building Products - 0.6%
Tecnoglass Inc	401,374	20,197,140
Trane Technologies PLC	148,296	57,716,803
		77,913,943
Commercial Services & Supplies - 0.2%
Cintas Corp	14,227	2,675,672
GFL Environmental Inc Subordinate Voting Shares	664,070	28,526,150
		31,201,822
Construction & Engineering - 0.7%
API Group Corp (b)	69,100	2,643,766
Construction Partners Inc Class A (b)	86,700	9,411,285
EMCOR Group Inc	65,300	39,949,887
Legence Corp Class A	9,000	387,360
Quanta Services Inc	107,100	45,202,626
		97,594,924
Electrical Equipment - 2.0%
Eaton Corp PLC	143,061	45,566,359
GE Vernova Inc	278,134	181,780,038
Nextpower Inc Class A (b)	304,100	26,490,151
Vertiv Holdings Co Class A	10,500	1,701,105
		255,537,653
Ground Transportation - 0.0%
Uber Technologies Inc (b)	55,424	4,528,695
Industrial Conglomerates - 0.2%
3M Co	196,399	31,443,480
Machinery - 1.2%
Allison Transmission Holdings Inc	62,500	6,118,750
Caterpillar Inc	2,200	1,260,314
Deere & Co	18,890	8,794,617
Parker-Hannifin Corp	111,145	97,692,009
RBC Bearings Inc (b)	10,706	4,800,892
Symbotic Inc Class A (b)(e)	45,400	2,701,300
Westinghouse Air Brake Technologies Corp	172,836	36,891,844
		158,259,726
Passenger Airlines - 0.0%
Delta Air Lines Inc	40,000	2,776,000
Professional Services - 0.0%
CACI International Inc (b)	1,100	586,091
SS&C Technologies Holdings Inc	7,500	655,650
UL Solutions Inc Class A	38,249	3,016,316
		4,258,057
Trading Companies & Distributors - 0.1%
Ferguson Enterprises Inc	7,700	1,714,251
FTAI Aviation Ltd	29,294	5,766,524
Herc Holdings Inc	38,100	5,653,278
QXO Inc (b)	86,149	1,661,814
		14,795,867
TOTAL INDUSTRIALS		1,172,758,592
Information Technology - 22.8%
Communications Equipment - 0.5%
Arista Networks Inc (b)	416,048	54,514,769
Ciena Corp (b)	43,900	10,266,893
Lumentum Holdings Inc (b)	2,400	884,616
		65,666,278
Electronic Equipment, Instruments & Components - 1.6%
Amphenol Corp Class A	1,383,795	187,006,056
Coherent Corp (b)	87,100	16,076,047
Corning Inc	7,600	665,456
Flex Ltd (b)	9,200	555,864
Jabil Inc	4,499	1,025,862
Mirion Technologies Inc Class A (b)	434,876	10,184,796
Sanmina Corp (b)	400	60,028
TD SYNNEX Corp	3,900	585,897
		216,160,006
IT Services - 0.3%
Asac II LP (b)(c)(d)	2,013,117	401,778
Cloudflare Inc Class A (b)	56,149	11,069,775
CoreWeave Inc Class A (h)	11,880	850,727
IBM Corporation	6,149	1,821,395
MongoDB Inc Class A (b)	8,500	3,567,365
Snowflake Inc (b)	81,449	17,866,653
Twilio Inc Class A (b)	10,100	1,436,624
X.Ai Holdings Corp Class A (c)(d)	90,256	6,810,718
		43,825,035
Semiconductors & Semiconductor Equipment - 12.9%
Advanced Micro Devices Inc (b)	44,000	9,423,040
Analog Devices Inc	22,649	6,142,409
Applied Materials Inc	20,300	5,216,897
ARM Holdings PLC ADR (b)	38,604	4,219,803
Astera Labs Inc (b)	78,791	13,107,671
Broadcom Inc	441,459	152,788,960
Intel Corp (b)	43,749	1,614,338
KLA Corp	5,999	7,289,265
Lam Research Corp	106,300	18,196,434
MACOM Technology Solutions Holdings Inc (b)	44,000	7,536,320
Marvell Technology Inc	478,000	40,620,440
Micron Technology Inc	278,858	79,588,862
Monolithic Power Systems Inc	6,899	6,252,978
NVIDIA Corp	7,326,571	1,366,405,492
		1,718,402,909
Software - 5.7%
Applied Intuition Inc Class A (b)(c)(d)	12,113	1,372,161
AppLovin Corp Class A (b)	5,999	4,042,246
Autodesk Inc (b)	41,700	12,343,617
BitMine Immersion Technologies Inc (e)	94,700	2,571,105
Cadence Design Systems Inc (b)	177,975	55,631,426
Circle Internet Group Inc Class A	41,318	3,276,517
Crowdstrike Holdings Inc Class A (b)	4,399	2,062,075
CyberArk Software Ltd (b)	60,060	26,790,364
Datadog Inc Class A (b)	30,599	4,161,158
Figma Inc Class A (e)	146,500	5,474,705
Fortinet Inc (b)	29,845	2,369,991
Guidewire Software Inc (b)	6,200	1,246,262
JFrog Ltd (b)	26,123	1,631,643
Magic Leap Inc Class A (b)(c)(d)	72,297	1
Magic Leap Inc warrants (b)(c)(d)	39,573	0
Microsoft Corp	1,169,652	565,667,101
OpenAI Group Pbc Class A (c)(d)	1,000	477,480
Palantir Technologies Inc Class A (b)	12,499	2,221,697
Palo Alto Networks Inc (b)	74,140	13,656,588
Riot Platforms Inc (b)(e)	678,600	8,597,862
Roper Technologies Inc	15,400	6,855,002
Salesforce Inc	2,200	582,802
Samsara Inc Class A (b)	270,852	9,601,703
Stripe Inc Class B (b)(c)(d)	26,700	1,105,914
Synopsys Inc (b)	13,000	6,106,360
Tanium Inc Class B (b)(c)(d)	408,212	3,355,503
Via Transportation Inc Class A (b)(e)	13,040	378,290
Zoom Communications Inc Class A (b)	176,001	15,187,126
Zscaler Inc (b)	21,749	4,891,785
		761,658,484
Technology Hardware, Storage & Peripherals - 1.8%
Apple Inc	822,500	223,604,850
Dell Technologies Inc Class C	49,010	6,169,379
Seagate Technology Holdings PLC	2,200	605,858
Western Digital Corp	55,400	9,543,758
		239,923,845
TOTAL INFORMATION TECHNOLOGY		3,045,636,557
Materials - 0.3%
Chemicals - 0.2%
Corteva Inc	440,457	29,523,833
Ecolab Inc	1,547	406,118
		29,929,951
Construction Materials - 0.0%
CRH PLC	16,000	1,996,800
Martin Marietta Materials Inc	2,400	1,494,384
		3,491,184
Metals & Mining - 0.1%
Ivanhoe Electric Inc / US (b)	237,537	3,795,841
Ivanhoe Electric Inc / US warrants 2/15/2026 (b)	127,728	1,150,631
MP Materials Corp (b)(e)	67,575	3,413,889
Royal Gold Inc	2,899	644,419
Steel Dynamics Inc	12,200	2,067,290
		11,072,070
TOTAL MATERIALS		44,493,205
Real Estate - 0.6%
Health Care REITs - 0.4%
Welltower Inc	282,400	52,416,264
Office REITs - 0.0%
Kilroy Realty Corp	258,000	9,641,460
Real Estate Management & Development - 0.2%
CBRE Group Inc Class A (b)	131,700	21,176,043
Specialized REITs - 0.0%
Fermi Inc (e)	38,800	310,400
TOTAL REAL ESTATE		83,544,167
Utilities - 1.4%
Electric Utilities - 1.1%
American Electric Power Co Inc	59,899	6,906,954
Constellation Energy Corp	251,203	88,742,484
Entergy Corp	178,300	16,480,269
NRG Energy Inc	179,739	28,621,638
		140,751,345
Gas Utilities - 0.0%
Southwest Gas Holdings Inc	81,600	6,529,631
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Corp	233,726	37,707,016
TOTAL UTILITIES		184,987,992
TOTAL UNITED STATES		11,467,486,297
TOTAL COMMON STOCKS (Cost $5,430,876,549)		12,710,436,540

Convertible Preferred Stocks - 3.0%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (b)(c)(d)	37,932	9,095,714
FINLAND - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
Oura Health Oy Series E (c)(d)	91,659	4,910,173
ISRAEL - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series B (c)(d)	50,400	442,512
UNITED STATES - 2.9%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc Series A (b)(c)(d)	19,024	0
Rad Power Bikes Inc Series C (b)(c)(d)	74,857	1
Rad Power Bikes Inc Series D (b)(c)(d)	127,700	1
		2
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(c)(d)	800	196,384
TOTAL CONSUMER DISCRETIONARY		196,386
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	3,340	171,676
GoBrands Inc Series H (b)(c)(d)	3,970	259,797
TOTAL CONSUMER STAPLES		431,473
Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	23,737	1,743,957
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(c)(d)	194,500	371,495
Kardigan Inc Series B (c)(d)	34,468	736,581
		1,108,076
Health Care Providers & Services - 0.0%
Lyra Health Inc Series E (b)(c)(d)	79,800	743,736
Lyra Health Inc Series F (b)(c)(d)	4,099	38,203
Somatus Inc Series E (b)(c)(d)	842	1,080,412
		1,862,351
TOTAL HEALTH CARE		2,970,427
Industrials - 2.3%
Aerospace & Defense - 2.1%
Anduril Industries Inc Series G (c)(d)	12,300	561,618
Space Exploration Technologies Corp Series G (b)(c)(d)	36,460	146,000,425
Space Exploration Technologies Corp Series H (b)(c)(d)	7,256	29,055,926
Space Exploration Technologies Corp Series N (b)(c)(d)	24,552	98,316,029
		273,933,998
Air Freight & Logistics - 0.2%
Zipline International Inc Series E (b)(c)(d)	66,084	3,717,886
Zipline International Inc Series F (b)(c)(d)	129,467	7,283,813
Zipline International Inc Series G (b)(c)(d)	59,655	3,356,190
Zipline International Inc Series H (c)(d)	87,295	4,911,589
		19,269,478
TOTAL INDUSTRIALS		293,203,476
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.0%
Cerebras Systems Inc Series G (c)(d)	309,200	11,202,316
IT Services - 0.2%
X.Ai Holdings Corp Series C (c)(d)	264,240	19,939,550
X.Ai Holdings Corp Series E (c)(d)	18,497	1,395,784
		21,335,334
Software - 0.4%
Anthropic PBC Series E (c)(d)	14,900	3,476,170
Anthropic PBC Series F (c)(d)	46,814	10,921,706
Applied Intuition Inc Series A2 (b)(c)(d)	14,271	1,616,619
Applied Intuition Inc Series B2 (b)(c)(d)	6,881	779,480
Databricks Inc Series L (c)(d)	28,600	5,434,000
Magic Leap Inc Series AA (b)(c)(d)	275,569	2
MOLOCO Inc Series A (b)(c)(d)	35,442	2,672,327
Nuro Inc/DE Series C (b)(c)(d)	190,290	2,226,393
Nuro Inc/DE Series D (b)(c)(d)	36,736	494,099
Nuro Inc/DE Series E (c)(d)	77,100	898,215
OpenAI Group Pbc Series A-2 (c)(d)	30,720	14,668,186
OpenAI Group Pbc Series A-3 (c)(d)	11,083	5,291,910
Stripe Inc Series H (b)(c)(d)	11,500	476,330
Stripe Inc Series I (b)(c)(d)	128,075	5,304,867
		54,260,304
TOTAL INFORMATION TECHNOLOGY		86,797,954
TOTAL UNITED STATES		385,343,673
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $99,988,651)		399,792,072

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2199 (c)(d) (Cost $150,651)	150,652	32,239

Money Market Funds - 2.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	3.79	349,138,955	349,208,783
Fidelity Securities Lending Cash Central Fund (j)(k)	3.77	36,855,380	36,859,066
TOTAL MONEY MARKET FUNDS (Cost $386,068,722)			386,067,849

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $5,917,084,573)	13,496,328,700
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(109,608,394)
NET ASSETS - 100.0%	13,386,720,306

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $566,653,749 or 4.2% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $13,124,646 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,056,174 or 0.0% of net assets.

(i)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $205,447 or 0.0% of net assets.

(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anduril Industries Inc Class B	6/16/2025	53,107

Anduril Industries Inc Class C	6/16/2025	41

Anduril Industries Inc Series G	4/17/2025	502,858

Anthropic PBC Series E	2/14/2025	835,689

Anthropic PBC Series F	8/18/2025	6,599,257

Applied Intuition Inc Class A	7/2/2024 - 6/16/2025	811,284

Applied Intuition Inc Series A2	7/2/2024	851,906

Applied Intuition Inc Series B2	7/2/2024	410,761

Asac II LP	10/10/2013	155,029

Bending Spoons SpA Class C	10/9/2025	864,651

Blu Homes Inc	5/21/2020	36,484

Bytedance Ltd Series E1	11/18/2020	4,156,368

Canva Australia Holdings Pty Ltd Class A	3/18/2024 - 11/12/2025	14,109,136

Cerebras Systems Inc Series G	9/19/2025	11,203,058

Chobani Inc Class A	10/14/2025	2,638,161

Databricks Inc Series L	12/18/2025	5,434,000

Discord Inc Series I	9/15/2021	440,500

Element Labs Inc Series B	6/27/2025	442,456

ElevateBio LLC Series C	3/9/2021	815,928

Epic Games Inc	7/13/2020 - 7/30/2020	4,082,500

Fanatics Inc Class A	8/13/2020 - 12/15/2021	4,645,245

GoBrands Inc Series G	3/2/2021	834,055

GoBrands Inc Series H	7/22/2021	1,542,308

Kardigan Inc Series B	10/9/2025	736,411

Lyra Health Inc Series E	1/14/2021	730,697

Lyra Health Inc Series F	6/4/2021	64,372

Magic Leap Inc Class A	10/17/2014 - 10/6/2017	35,136,390

Magic Leap Inc Series AA	7/7/2020	4,756,362

Magic Leap Inc warrants	7/7/2020	0

MOLOCO Inc Series A	6/26/2023	2,126,520

Nuro Inc/DE Series C	10/30/2020	2,484,160

Nuro Inc/DE Series D	10/29/2021	765,788

Nuro Inc/DE Series E	4/1/2025	986,378

OpenAI Group Pbc Class A	9/3/2025	430,000

OpenAI Group Pbc Series A-2	9/30/2024	5,771,073

OpenAI Group Pbc Series A-3	4/11/2025 - 8/4/2025	3,400,945

Oura Health Oy Series E	9/24/2025	4,910,173

Rad Power Bikes Inc	1/21/2021	703,890

Rad Power Bikes Inc 8% 12/31/2199	10/6/2023	150,651

Rad Power Bikes Inc Series A	1/21/2021	91,769

Rad Power Bikes Inc Series C	1/21/2021	361,098

Rad Power Bikes Inc Series D	9/17/2021	1,223,851

Rad Power Bikes Inc warrants 10/6/2033	10/6/2023	0

Relativity Space Inc warrants 11/1/2030	11/14/2023 - 3/24/2025	0

Somatus Inc Series E	1/31/2022	734,759

Space Exploration Technologies Corp	10/16/2015 - 7/14/2025	3,719,272

Space Exploration Technologies Corp Class C	9/11/2017 - 7/14/2025	2,601,971

Space Exploration Technologies Corp Series G	1/20/2015	2,824,192

Space Exploration Technologies Corp Series H	8/4/2017	979,560

Space Exploration Technologies Corp Series N	8/4/2020	6,629,040

Starling Bank Ltd	6/18/2021 - 4/5/2022	3,151,960

Stripe Inc Class B	5/18/2021	1,071,428

Stripe Inc Series H	3/15/2021	461,437

Stripe Inc Series I	3/20/2023 - 5/12/2023	2,578,680

Tanium Inc Class B	4/21/2017 - 9/18/2020	3,439,433

Tenstorrent Holdings Inc Series C1	4/23/2021	1,411,288

Tulco LLC	8/24/2017 - 12/14/2017	2,643,700

Veterinary Emergency Group	9/16/2021 - 10/2/2024	3,627,352

X.Ai Holdings Corp Class A	10/25/2022	3,251,000

X.Ai Holdings Corp Series C	11/22/2024	5,720,796

X.Ai Holdings Corp Series E	12/19/2025	1,395,784

Zipline International Inc	10/12/2021	1,037,880

Zipline International Inc Series E	12/21/2020	2,156,280

Zipline International Inc Series F	4/11/2023	5,204,198

Zipline International Inc Series G	6/7/2024	2,502,307

Zipline International Inc Series H	12/3/2025	4,911,589

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Beta Technologies Inc	5/4/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	517,324,323	3,320,385,424	3,488,514,094	14,784,576	14,003	(873)	349,208,783	349,138,955	0.6%
Fidelity Securities Lending Cash Central Fund	18,529,003	523,577,981	505,243,626	211,288	(4,292)	-	36,859,066	36,855,380	0.1%
Total	535,853,326	3,843,963,405	3,993,757,720	14,995,864	9,711	(873)	386,067,849

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	2,775,538,148	2,762,478,163	8,444,346	4,615,639
Consumer Discretionary	1,337,348,441	1,290,445,082	35,701,777	11,201,582
Consumer Staples	183,288,488	178,016,515	2,633,814	2,638,159
Energy	166,528,705	166,528,705	-	-
Financials	1,813,630,829	1,788,099,713	13,728,664	11,802,452
Health Care	1,209,232,117	1,178,751,646	24,094,727	6,385,744
Industrials	1,300,214,126	1,167,149,171	35,378,993	97,685,962
Information Technology	3,384,771,894	3,316,099,806	36,169,160	32,502,928
Materials	271,351,633	270,201,002	1,150,631	-
Real Estate	83,544,167	83,544,167	-	-
Utilities	184,987,992	184,987,992	-	-

Convertible Preferred Stocks
Communication Services	9,095,714	-	-	9,095,714
Consumer Discretionary	196,386	-	-	196,386
Consumer Staples	431,473	-	-	431,473
Financials	1,743,957	-	-	1,743,957
Health Care	7,880,600	-	-	7,880,600
Industrials	293,645,988	-	-	293,645,988
Information Technology	86,797,954	-	-	86,797,954

Preferred Securities
Consumer Discretionary	32,239	-	-	32,239

Money Market Funds	386,067,849	386,067,849	-	-
Total Investments in Securities:	13,496,328,700	12,772,369,811	157,302,112	566,656,777

Net Unrealized Appreciation (Depreciation) on Unfunded Commitments	116,055	116,055	-	-
The following is a reconciliation of consolidated Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2025 ($)
Common Stocks	108,402,770	(868,302)	55,387,089	24,178,341	(20,267,432)	-	-	-	166,832,466	59,928,715
Convertible Preferred Stocks	169,286,026	(307)	191,542,403	52,850,775	(13,886,825)	-	-	-	399,792,072	187,566,394
Preferred Securities	196,585	-	(164,346)	-	-	-	-	-	32,239	(164,346)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's consolidated Statement of Operations.

Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value (including securities loaned of $37,637,147) - See accompanying schedule:
Unaffiliated issuers (cost $5,531,015,851)	$13,110,260,851
Fidelity Central Funds (cost $386,068,722)	386,067,849

Total Investment in Securities (cost $5,917,084,573)		$13,496,328,700
Foreign currency held at value (cost $179,009)		179,015
Receivable for investments sold		1,156,565
Unrealized appreciation on unfunded commitments		116,055
Receivable for fund shares sold		2,285,194
Dividends receivable		2,743,062
Distributions receivable from Fidelity Central Funds		1,182,571
Other receivables		1,165
Total assets		13,503,992,327
Liabilities
Payable to custodian bank	$146,421
Payable for fund shares redeemed	80,222,423
Other payables and accrued expenses	39,819
Collateral on securities loaned	36,863,358
Total liabilities		117,272,021
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$13,386,720,306
Net Assets consist of:
Paid in capital		$5,833,575,317
Total accumulated earnings (loss)		7,553,144,989
Net Assets		$13,386,720,306
Net Asset Value, offering price and redemption price per share ($13,386,720,306 ÷ 524,489,443 shares)		$25.52
Consolidated Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends		$66,724,330
Income from Fidelity Central Funds (including $211,288 from security lending)		14,995,864
Total income		81,720,194
Expenses
Custodian fees and expenses	$187,607
Independent trustees' fees and expenses	47,186
Total expenses before reductions	234,793
Expense reductions	(194)
Total expenses after reductions		234,599
Net Investment income (loss)		81,485,595
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,900,946,934
Fidelity Central Funds	9,711
Foreign currency transactions	(145,249)
Total net realized gain (loss)		1,900,811,396
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	639,518,418
Fidelity Central Funds	(873)
Unfunded commitments	116,055
Assets and liabilities in foreign currencies	47,019
Total change in net unrealized appreciation (depreciation)		639,680,619
Net gain (loss)		2,540,492,015
Net increase (decrease) in net assets resulting from operations		$2,621,977,610
Consolidated Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$81,485,595	$76,283,260
Net realized gain (loss)	1,900,811,396	854,283,295
Change in net unrealized appreciation (depreciation)	639,680,619	2,344,041,896
Net increase (decrease) in net assets resulting from operations	2,621,977,610	3,274,608,451
Distributions to shareholders	(1,975,466,201)	(718,744,210)

Share transactions
Proceeds from sales of shares	1,743,842,979	1,933,282,136
Reinvestment of distributions	1,975,466,201	718,744,208
Cost of shares redeemed	(2,244,236,892)	(3,328,013,195)

Net increase (decrease) in net assets resulting from share transactions	1,475,072,288	(675,986,851)
Total increase (decrease) in net assets	2,121,583,697	1,879,877,390

Net Assets
Beginning of period	11,265,136,609	9,385,259,219
End of period	$13,386,720,306	$11,265,136,609

Other Information
Shares
Sold	67,874,377	83,422,935
Issued in reinvestment of distributions	77,408,312	28,521,596
Redeemed	(86,483,750)	(143,983,858)
Net increase (decrease)	58,798,939	(32,039,327)

Consolidated Financial Highlights
Fidelity® Series Opportunistic Insights Fund

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$24.19	$18.86	$14.31	$20.74	$20.25
Income from Investment Operations
Net investment income (loss) A,B	.18	.16	.19	.20	.14
Net realized and unrealized gain (loss)	5.50	6.76	4.55	(5.44)	4.79
Total from investment operations	5.68	6.92	4.74	(5.24)	4.93
Distributions from net investment income	(.19)	(.18)	(.19)	(.18)	(.20)
Distributions from net realized gain	(4.16)	(1.42)	-	(1.00)	(4.24)
Total distributions	(4.35)	(1.59) C	(.19)	(1.19) C	(4.44)
Net asset value, end of period	$25.52	$24.19	$18.86	$14.31	$20.74
Total Return D	23.60%	36.35%	33.20%	(25.73)%	24.81%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- %	-%	-%	-%	-%
Expenses net of all reductions, if any G	-%	-%	-%	-%	-%
Net investment income (loss)	.67%	.70%	1.17%	1.23%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$13,386,720	$11,265,137	$9,385,259	$8,068,233	$8,020,606
Portfolio turnover rate H	49%	23%	29%	36%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Consolidated Financial Statements

For the period ended December 31, 2025

1. Organization.
Fidelity Series Opportunistic Insights Fund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$ 166,832,466	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.7 - 81.3 / 19.0	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	13.9 - 48.6 / 45.9	Increase
			Enterprise value/Net income (EV/NI)	17.5	Increase
		Recovery value	Recovery value	$0.00 - $0.20 / $0.20	Increase
		Black scholes	Discount rate	3.5% - 4.0% / 4.0%	Increase
			Term	3.0 - 5.0 / 5.0	Increase
			Volatility	70.0% - 80.0% / 80.0%	Increase
Convertible Preferred Stocks	$ 399,792,072	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.8 - 81.3 / 39.6	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	48.6	Increase
			Enterprise value/Gross profit multiple (EV/GP)	11.9	Increase
		Market approach	Transaction price	$8.78 - $56.26 / $35.25	Increase
			Discount rate	10.0%	Decrease
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	3.4% - 3.7% / 3.5%	Increase
			Term	2.0 - 5.0 / 3.1	Increase
			Volatility	60.0% - 90.0% / 84.6%	Increase
Preferred Securities	$ 32,239	Recovery value	Recovery value	$3.40	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Consolidated Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, the Fund did not have any unrecognized tax benefits in the consolidated financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. The Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$7,747,803,055
Gross unrealized depreciation	(196,830,031)
Net unrealized appreciation (depreciation)	$7,550,973,024
Tax Cost	$5,945,471,731

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$9,954,986
Net unrealized appreciation (depreciation) on securities and other investments	$7,550,997,240

The Fund intends to elect to defer to its next fiscal year $6,224,500 of capital losses and $1,582,736 of ordinary losses recognized during the period November 1, 2025 to December 31, 2025.

The tax character of distributions paid was as follows:

	December 31, 2025	December 31, 2024
Ordinary Income	$85,843,422	$79,107,068
Long-term Capital Gains	1,889,622,779	639,637,142
Total	$1,975,466,201	$ 718,744,210

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Consolidated Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Consolidated Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity Series Opportunistic Insights Fund	CompoSecure, Inc. Class A	2,752,597	116,055

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Total Assets
Fidelity Series Opportunistic Insights Fund	15,267,152.11

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Opportunistic Insights Fund	5,828,710,361	6,279,060,663
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Series Opportunistic Insights Fund	75,633

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Opportunistic Insights Fund	988,363,810	744,160,658	217,776,129
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Consolidated Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Opportunistic Insights Fund	22,289	19,874	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Consolidated Schedule of Investments or Consolidated Statement of Assets and Liabilities.

Amount ($)
Fidelity Series Opportunistic Insights Fund	2,296,966
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $194.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Contrafund and Shareholders of Fidelity Series Opportunistic Insights Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Fidelity Series Opportunistic Insights Fund and its subsidiaries (one of the funds constituting Fidelity Contrafund, referred to hereafter as the "Fund") as of December 31, 2025, the related consolidated statement of operations for the year ended December 31, 2025, the consolidated statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the consolidated financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These consolidated financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 13, 2026
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2025, $1,902,448,265, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $14,730,044 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 62% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 78.97% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 0.16% of the dividend distributed during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.951052.113
O1T-ANN-0226
Fidelity® Contrafund® K6

Annual Report
December 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Contrafund® K6
Consolidated Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Common Stocks - 98.1%
	Shares	Value ($)
AUSTRALIA - 0.3%
Industrials - 0.0%
Aerospace & Defense - 0.0%
DroneShield Ltd (c)(i)	3,089,237	6,349,735
Commercial Services & Supplies - 0.0%
Brambles Ltd	151,875	2,327,083
Clean TeQ Water Ltd (c)	307,405	75,904
		2,402,987
TOTAL INDUSTRIALS		8,752,722
Information Technology - 0.2%
Software - 0.2%
Canva Australia Holdings Pty Ltd Class A (c)(d)(e)	38,300	63,047,162
Materials - 0.1%
Metals & Mining - 0.1%
Anglogold Ashanti Plc	208,824	17,808,511
Evolution Mining Ltd	440,121	3,724,303
TOTAL MATERIALS		21,532,814
TOTAL AUSTRALIA		93,332,698
BELGIUM - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	89,715	25,156,330
BRAZIL - 0.3%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
MercadoLibre Inc (c)	3,675	7,402,406
Financials - 0.2%
Banks - 0.2%
Itau Unibanco Holding SA ADR	1,737,078	12,437,478
NU Holdings Ltd/Cayman Islands Class A (c)	4,060,168	67,967,213
		80,404,691
Capital Markets - 0.0%
Banco BTG Pactual SA unit	346,556	3,325,318
TOTAL FINANCIALS		83,730,009
Materials - 0.1%
Metals & Mining - 0.1%
Wheaton Precious Metals Corp	181,896	21,384,094
TOTAL BRAZIL		112,516,509
BURKINA FASO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
IAMGOLD Corp (c)	342,361	5,649,686
CANADA - 2.7%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Dollarama Inc	263,178	39,334,330
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc	92,795	5,800,068
TOTAL CONSUMER DISCRETIONARY		45,134,398
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Cameco Corp (United States)	124,174	11,360,679
Canadian Natural Resources Ltd (b)	898,861	30,445,556
Imperial Oil Ltd	693,036	59,874,109
PrairieSky Royalty Ltd	54,509	1,073,461
TOTAL ENERGY		102,753,805
Financials - 0.7%
Banks - 0.3%
Royal Bank of Canada	573,098	97,700,777
Toronto Dominion Bank	227,796	21,469,302
		119,170,079
Capital Markets - 0.0%
Brookfield Asset Management Ltd Class A (United States)	289,430	15,163,237
Insurance - 0.4%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	41,126	78,380,454
Intact Financial Corp	228,095	47,483,578
		125,864,032
TOTAL FINANCIALS		260,197,348
Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc (c)	111,664	33,031,001
IT Services - 0.7%
Shopify Inc Class A (c)	1,512,822	243,585,780
TOTAL INFORMATION TECHNOLOGY		276,616,781
Materials - 0.9%
Metals & Mining - 0.9%
Agnico Eagle Mines Ltd/CA	353,345	59,921,010
Alamos Gold Inc Class A	442,219	17,075,959
B2Gold Corp	3,459,127	15,574,955
Barrick Mining Corp (United States)	506,214	22,045,620
Franco-Nevada Corp	571,512	118,466,270
G Mining Ventures Corp (c)	347,064	10,491,192
High Power Exploration Inc (c)(d)(e)	2,010,004	2,512,505
Kinross Gold Corp	221,814	6,247,735
Lundin Gold Inc	557,397	46,303,891
Novagold Resources Inc (c)	454,391	4,237,518
Orla Mining Ltd (c)	981,036	13,194,364
TOTAL MATERIALS		316,071,019
TOTAL CANADA		1,000,773,351
CHINA - 0.6%
Communication Services - 0.5%
Interactive Media & Services - 0.5%
Baidu Inc Class A ADR (c)	27,794	3,631,564
Tencent Holdings Ltd	2,168,241	166,398,489
TOTAL COMMUNICATION SERVICES		170,030,053
Consumer Discretionary - 0.1%
Automobiles - 0.1%
BYD Co Ltd H Shares	2,275,806	27,812,076
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Wuxi Apptec Co Ltd H Shares (h)(i)	40,308	511,185
Industrials - 0.0%
Electrical Equipment - 0.0%
Contemporary Amperex Technology Co Ltd A Shares (China)	114,830	6,030,065
TOTAL CHINA		204,383,379
CONGO DEMOCRATIC REPUBLIC OF - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Ivanhoe Mines Ltd Class A (c)	7,175,956	81,612,089
DENMARK - 0.0%
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Chemometec A/S	99,473	10,760,141
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Amer Sports Inc (c)	818,221	30,560,554
FRANCE - 0.2%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Kering SA	59,479	20,784,212
Consumer Staples - 0.0%
Food Products - 0.0%
Danone SA	115,878	10,452,091
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
EssilorLuxottica SA	85,426	27,095,972
Industrials - 0.0%
Aerospace & Defense - 0.0%
Dassault Aviation SA	18,157	5,842,373
TOTAL FRANCE		64,174,648
GERMANY - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)(c)	69,091	2,825,822
Financials - 0.0%
Insurance - 0.0%
Allianz SE	5,061	2,340,091
Health Care - 0.1%
Biotechnology - 0.1%
BioNTech SE ADR (c)	242,145	23,052,204
Industrials - 0.0%
Electrical Equipment - 0.0%
Siemens Energy AG (c)	109,244	15,325,686
TOTAL GERMANY		43,543,803
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Bullish (b)	630,087	23,861,395
HONG KONG - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Futu Holdings Ltd Class A ADR (c)	15,724	2,582,038
INDIA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Bharti Airtel Ltd	235,878	5,526,972
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Eternal Ltd (c)	1,425,012	4,409,256
TOTAL INDIA		9,936,228
ISRAEL - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (c)	1,279,840	39,943,806
Industrials - 0.0%
Aerospace & Defense - 0.0%
Elbit Systems Ltd (United States)	1,162	671,299
TOTAL ISRAEL		40,615,105
ITALY - 0.1%
Industrials - 0.1%
Passenger Airlines - 0.1%
Ryanair Holdings PLC ADR	333,071	24,044,395
Information Technology - 0.0%
Software - 0.0%
Bending Spoons SpA Class C (d)(e)	45,800	4,074,489
TOTAL ITALY		28,118,884
JAPAN - 0.4%
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Pan Pacific International Holdings Corp	414,052	2,466,467
Household Durables - 0.0%
Sony Group Corp	175,723	4,507,469
Specialty Retail - 0.1%
Fast Retailing Co Ltd	50,170	18,237,231
Textiles, Apparel & Luxury Goods - 0.0%
Asics Corp	683,943	16,395,595
TOTAL CONSUMER DISCRETIONARY		41,606,762
Financials - 0.0%
Banks - 0.0%
Sumitomo Mitsui Financial Group Inc	87,861	2,825,734
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Hoya Corp	262,620	39,709,874
Industrials - 0.2%
Industrial Conglomerates - 0.0%
Hitachi Ltd	579,247	18,127,354
Machinery - 0.2%
Mitsubishi Heavy Industries Ltd	1,030,538	25,157,947
Trading Companies & Distributors - 0.0%
ITOCHU Corp	451,035	5,686,888
TOTAL INDUSTRIALS		48,972,189
Information Technology - 0.0%
IT Services - 0.0%
Fujitsu Ltd	98,881	2,717,538
NEC Corp	69,594	2,359,194
		5,076,732
Semiconductors & Semiconductor Equipment - 0.0%
Advantest Corp	70,902	8,965,411
TOTAL INFORMATION TECHNOLOGY		14,042,143
TOTAL JAPAN		147,156,702
KOREA (SOUTH) - 0.5%
Consumer Discretionary - 0.3%
Automobiles - 0.1%
Hyundai Motor Co	218,667	45,135,173
Kia Corp	32,370	2,742,824
		47,877,997
Broadline Retail - 0.2%
Coupang Inc Class A (b)(c)	2,337,062	55,131,293
TOTAL CONSUMER DISCRETIONARY		103,009,290
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
SK Hynix Inc	180,658	81,777,464
TOTAL KOREA (SOUTH)		184,786,754
NETHERLANDS - 0.3%
Communication Services - 0.1%
Entertainment - 0.1%
Universal Music Group NV	1,117,229	29,125,978
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE ADR (c)	41,930	35,261,034
Newamsterdam Pharma Co NV (c)	209,036	7,332,982
TOTAL HEALTH CARE		42,594,016
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
ASM International NV	34,662	21,084,324
ASML Holding NV depository receipt	2,400	2,567,664
BE Semiconductor Industries NV	71,055	11,168,638
TOTAL INFORMATION TECHNOLOGY		34,820,626
TOTAL NETHERLANDS		106,540,620
SPAIN - 0.1%
Financials - 0.1%
Banks - 0.1%
Banco Santander SA	2,659,584	31,304,608
SWITZERLAND - 0.2%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
On Holding AG Class A (c)	653,320	30,366,313
Financials - 0.1%
Capital Markets - 0.1%
UBS Group AG	760,944	35,506,237
TOTAL SWITZERLAND		65,872,550
TAIWAN - 0.9%
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
Taiwan Semiconductor Manufacturing Co Ltd ADR	1,140,192	346,492,947
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (c)	26,319	11,982,514
UNITED KINGDOM - 0.7%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Flutter Entertainment PLC (b)(c)	312,332	67,163,873
Flutter Entertainment PLC (United Kingdom) (c)	1,266	275,259
		67,439,132
Leisure Products - 0.0%
Games Workshop Group PLC	2,923	745,459
TOTAL CONSUMER DISCRETIONARY		68,184,591
Consumer Staples - 0.3%
Tobacco - 0.3%
British American Tobacco PLC	1,442,457	81,935,328
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	243,922	10,869,164
Financials - 0.1%
Banks - 0.1%
NatWest Group PLC	1,970,868	17,289,010
Starling Bank Ltd (d)(e)	4,139,223	14,283,432
TOTAL FINANCIALS		31,572,442
Health Care - 0.0%
Pharmaceuticals - 0.0%
Astrazeneca PLC ADR	30,231	2,779,136
Industrials - 0.1%
Aerospace & Defense - 0.1%
Rolls-Royce Holdings PLC	3,356,704	51,913,820
TOTAL UNITED KINGDOM		247,254,481
UNITED STATES - 90.1%
Communication Services - 21.7%
Entertainment - 2.3%
Liberty Media Corp-Liberty Formula One Class C (c)	557,301	54,899,722
Live Nation Entertainment Inc (c)	495,318	70,582,815
Netflix Inc (c)	6,711,017	629,224,954
ROBLOX Corp Class A (c)	556,966	45,130,955
Spotify Technology SA (c)	2,025	1,175,937
Walt Disney Co/The	97,945	11,143,203
Warner Bros Discovery Inc (c)	1,058,777	30,513,953
		842,671,539
Interactive Media & Services - 19.3%
Alphabet Inc Class A	4,650,570	1,455,628,410
Alphabet Inc Class C	2,981,060	935,456,628
Epic Games Inc (c)(d)(e)	14,010	9,107,761
Meta Platforms Inc Class A	6,917,477	4,566,157,393
Reddit Inc Class A (c)	266,133	61,175,993
Reddit Inc Class B (c)	97,531	22,419,451
		7,049,945,636
Media - 0.1%
EchoStar Corp Class A (b)(c)	118,064	12,833,556
Omnicom Group Inc	172,733	13,948,190
		26,781,746
TOTAL COMMUNICATION SERVICES		7,919,398,921
Consumer Discretionary - 9.0%
Automobiles - 0.1%
General Motors Co	132,398	10,766,605
Rad Power Bikes Inc (c)(d)(e)	331,574	3
Rad Power Bikes Inc warrants 10/6/2033 (c)(d)(e)	389,358	4
Tesla Inc (c)	95,897	43,126,799
		53,893,411
Broadline Retail - 5.9%
Amazon.com Inc (c)	9,098,861	2,100,199,097
eBay Inc	335,044	29,182,332
Ollie's Bargain Outlet Holdings Inc (c)	61,527	6,743,974
		2,136,125,403
Diversified Consumer Services - 0.0%
Duolingo Inc Class A (c)	59,687	10,475,069
Hotels, Restaurants & Leisure - 1.0%
Airbnb Inc Class A (c)	440,207	59,744,894
Booking Holdings Inc	21,695	116,183,884
Carnival Corp (c)	1,067,423	32,599,098
Cava Group Inc (b)(c)	187,459	11,001,969
DoorDash Inc Class A (c)	22,677	5,135,887
DraftKings Inc Class A (c)	120,046	4,136,785
Dutch Bros Inc Class A (c)	199,796	12,231,511
Hilton Worldwide Holdings Inc	205,812	59,119,497
Royal Caribbean Cruises Ltd (b)	36,014	10,045,025
Starbucks Corp	252,419	21,256,204
Viking Holdings Ltd (c)	513,497	36,668,821
Wynn Resorts Ltd	20,200	2,430,666
		370,554,241
Household Durables - 0.3%
DR Horton Inc	395,707	56,993,680
Garmin Ltd	25,704	5,214,056
PulteGroup Inc	20,400	2,392,104
SharkNinja Inc (c)	121,757	13,624,608
Somnigroup International Inc	69,270	6,184,426
TopBuild Corp (c)	87,101	36,337,666
		120,746,540
Specialty Retail - 1.6%
Boot Barn Holdings Inc (c)	15,202	2,682,697
Fanatics Inc Class A (c)(d)(e)	332,480	26,598,400
Floor & Decor Holdings Inc Class A (c)	553,655	33,712,053
Home Depot Inc/The	258,154	88,830,791
Lowe's Cos Inc	952,348	229,668,244
O'Reilly Automotive Inc (c)	589,220	53,742,756
TJX Cos Inc/The	694,005	106,606,108
Urban Outfitters Inc (c)	199,536	15,017,079
Williams-Sonoma Inc	144,989	25,893,586
		582,751,714
Textiles, Apparel & Luxury Goods - 0.1%
Lululemon Athletica Inc (c)	12,200	2,535,282
Ralph Lauren Corp Class A	81,824	28,933,785
		31,469,067
TOTAL CONSUMER DISCRETIONARY		3,306,015,445
Consumer Staples - 2.5%
Beverages - 0.6%
Coca-Cola Co/The	2,996,170	209,462,245
PepsiCo Inc	50,856	7,298,853
		216,761,098
Consumer Staples Distribution & Retail - 1.0%
Casey's General Stores Inc	44,931	24,833,813
Chobani Inc Class A (d)(e)(f)	2,752	12,263,875
Costco Wholesale Corp	171,695	148,059,467
Dollar General Corp	38,600	5,124,922
Dollar Tree Inc (c)	1,100,887	135,420,110
Walmart Inc	345,981	38,545,743
		364,247,930
Food Products - 0.1%
Hershey Co/The	174,764	31,803,552
Personal Care Products - 0.2%
Estee Lauder Cos Inc/The Class A	782,983	81,993,979
Tobacco - 0.6%
JUUL Labs Inc Class A (c)(d)(e)	5,826,889	11,071,089
Philip Morris International Inc	1,243,106	199,394,203
		210,465,292
TOTAL CONSUMER STAPLES		905,271,851
Energy - 1.0%
Energy Equipment & Services - 0.1%
SLB Ltd	1,300,700	49,920,866
Oil, Gas & Consumable Fuels - 0.9%
Exxon Mobil Corp	1,620,637	195,027,457
Marathon Petroleum Corp	72,310	11,759,775
Shell PLC ADR	653,796	48,040,930
Valero Energy Corp	272,320	44,330,973
		299,159,135
TOTAL ENERGY		349,080,001
Financials - 15.0%
Banks - 2.5%
Bank of America Corp	265,847	14,621,585
Citigroup Inc	1,270,482	148,252,545
East West Bancorp Inc	49,844	5,601,966
JPMorgan Chase & Co	1,744,077	561,976,491
Wells Fargo & Co	1,912,934	178,285,449
		908,738,036
Capital Markets - 2.7%
Bank of New York Mellon Corp/The	1,345,828	156,237,173
Blackrock Inc	2,400	2,568,816
Blackstone Inc	317,007	48,863,459
Cboe Global Markets Inc	156,926	39,388,426
Charles Schwab Corp/The	769,670	76,897,730
Coinbase Global Inc Class A (c)	25,509	5,768,605
Evercore Inc Class A	86,546	29,447,277
Goldman Sachs Group Inc/The	217,309	191,014,611
Interactive Brokers Group Inc Class A	287,580	18,494,270
KKR & Co Inc Class A	500,035	63,744,462
Moody's Corp	85,614	43,735,912
Morgan Stanley	1,616,312	286,943,869
MSCI Inc	13,566	7,783,221
Nasdaq Inc	26,670	2,590,457
Robinhood Markets Inc Class A (c)	99,943	11,303,553
Tulco LLC (c)(d)(e)(f)	1,552	1,283,551
		986,065,392
Consumer Finance - 1.2%
American Express Co	560,886	207,499,776
Capital One Financial Corp	863,256	209,218,724
Figure Technology Solutions Inc Class A	6,198	253,126
SoFi Technologies Inc Class A (c)	82,897	2,170,243
Synchrony Financial	203,118	16,946,135
		436,088,004
Financial Services - 8.0%
Berkshire Hathaway Inc Class A (b)(c)	2,951	2,227,414,800
Mastercard Inc Class A	169,528	96,780,145
Rocket Cos Inc Class A	1,829,566	35,420,398
Toast Inc Class A (c)	964,156	34,237,179
Visa Inc Class A	1,475,176	517,358,975
		2,911,211,497
Insurance - 0.6%
American International Group Inc	30,300	2,592,165
Arthur J Gallagher & Co	256,440	66,364,108
Progressive Corp/The	531,492	121,031,358
Travelers Companies Inc/The	207,498	60,186,870
		250,174,501
TOTAL FINANCIALS		5,492,277,430
Health Care - 6.5%
Biotechnology - 2.0%
AbbVie Inc	175,272	40,047,899
Alnylam Pharmaceuticals Inc (c)	309,499	123,072,277
Apogee Therapeutics Inc (c)	42,009	3,170,839
BeOne Medicines Ltd ADR (c)	173,605	52,742,935
Biogen Inc (c)	450,466	79,277,511
BioMarin Pharmaceutical Inc (c)	207,300	12,319,839
Caris Life Sciences Inc (c)	115,389	3,113,195
Cidara Therapeutics Inc (c)	26,428	5,837,681
Cytokinetics Inc (c)	47,468	3,016,117
Gilead Sciences Inc	1,849,853	227,050,957
Immunome Inc (c)	136,800	2,938,464
Immunovant Inc (c)	259,435	6,594,838
Insmed Inc (c)	188,630	32,829,165
Kymera Therapeutics Inc (c)	128,200	9,975,242
Moderna Inc (c)	351,400	10,362,786
Natera Inc (c)	10,800	2,474,172
Nuvalent Inc Class A (c)	30,478	3,065,782
PTC Therapeutics Inc (c)	36,137	2,744,967
Regeneron Pharmaceuticals Inc	72,526	55,980,644
Roivant Sciences Ltd (c)	472,361	10,250,234
Summit Therapeutics Inc (c)	330,012	5,771,910
Travere Therapeutics Inc (c)	17,672	675,246
United Therapeutics Corp (c)	9,658	4,705,861
Vertex Pharmaceuticals Inc (c)	54,691	24,794,712
XOMA Royalty Corp (b)(c)	148,859	3,958,161
		726,771,434
Health Care Equipment & Supplies - 1.2%
Align Technology Inc (c)	250,165	39,063,265
Baxter International Inc	137,000	2,618,070
Boston Scientific Corp (c)	2,074,001	197,755,996
Edwards Lifesciences Corp (c)	62,049	5,289,677
Insulet Corp (c)	33,764	9,597,079
Intuitive Surgical Inc (c)	193,559	109,624,076
Medline Inc Class A	898,500	37,737,000
Penumbra Inc (c)	24,843	7,723,937
ResMed Inc	9,183	2,211,909
Stryker Corp	40,684	14,299,205
		425,920,214
Health Care Providers & Services - 0.6%
Cencora Inc	105,733	35,711,321
CVS Health Corp	31,968	2,536,980
HCA Healthcare Inc	123,232	57,532,092
HealthEquity Inc (c)	53,287	4,881,622
McKesson Corp	39,199	32,154,548
Tenet Healthcare Corp (c)	466,031	92,609,680
		225,426,243
Health Care Technology - 0.0%
HeartFlow Inc (b)	21,613	630,019
Veeva Systems Inc Class A (c)	32,195	7,186,890
		7,816,909
Life Sciences Tools & Services - 0.9%
Charles River Laboratories International Inc (c)	106,112	21,167,222
Danaher Corp	416,613	95,371,048
Thermo Fisher Scientific Inc	323,225	187,292,726
Veterinary Emergency Group (c)(d)(e)(f)	248,592	19,785,437
		323,616,433
Pharmaceuticals - 1.8%
Corcept Therapeutics Inc (c)	199,025	6,926,070
Eli Lilly & Co	595,051	639,489,409
Jazz Pharmaceuticals PLC (c)	14,000	2,379,999
Johnson & Johnson	12,410	2,568,250
Merck & Co Inc	84,072	8,849,419
Structure Therapeutics Inc ADR (c)	184,600	12,838,930
Zevra Therapeutics Inc (b)(c)	302,098	2,706,798
		675,758,875
TOTAL HEALTH CARE		2,385,310,108
Industrials - 8.2%
Aerospace & Defense - 4.9%
Anduril Industries Inc Class B (d)(e)	3,798	173,417
Anduril Industries Inc Class C (d)(e)	2	91
ATI Inc (c)	75,742	8,692,152
Axon Enterprise Inc (c)	81,558	46,319,235
Beta Technologies Inc (g)	930,820	26,258,432
Beta Technologies Inc Class A (c)	193,534	5,459,594
Boeing Co (c)	881,502	191,391,714
Carpenter Technology Corp	123,650	38,929,966
Firefly Aerospace Inc (b)(c)	39,154	875,875
GE Aerospace	1,522,885	469,094,267
General Dynamics Corp	15,300	5,150,898
HEICO Corp Class A	9,545	2,409,444
Howmet Aerospace Inc	425,276	87,190,086
Karman Holdings Inc (c)	203,106	14,861,266
Loar Holdings Inc (b)(c)	12,094	822,392
Northrop Grumman Corp	36,704	20,928,988
Relativity Space Inc (c)(d)	8,280	8,777
Relativity Space Inc warrants 11/1/2030 (c)(d)(e)	341	348
Rocket Lab Corp	69,954	4,879,991
RTX Corp	15,618	2,864,341
Space Exploration Technologies Corp (c)(d)(e)	1,890,921	757,200,405
Space Exploration Technologies Corp Class C (c)(d)(e)	127,720	51,144,197
TransDigm Group Inc	11,394	15,152,311
Woodward Inc	39,667	11,992,127
		1,761,800,314
Air Freight & Logistics - 0.0%
CH Robinson Worldwide Inc	34,648	5,570,013
Zipline International Inc (c)(d)(e)	87,466	4,920,837
		10,490,850
Building Products - 0.2%
Simpson Manufacturing Co Inc	63,103	10,189,241
Trane Technologies PLC	195,210	75,975,732
		86,164,973
Commercial Services & Supplies - 0.2%
Cintas Corp	56,309	10,590,034
Clean Harbors Inc (c)	25,500	5,979,240
GFL Environmental Inc Subordinate Voting Shares	1,198,057	51,464,384
		68,033,658
Construction & Engineering - 0.0%
API Group Corp (c)	273,512	10,464,568
Electrical Equipment - 1.1%
Eaton Corp PLC	113,534	36,161,714
GE Vernova Inc	533,230	348,503,131
Vertiv Holdings Co Class A	43,450	7,039,335
		391,704,180
Ground Transportation - 0.2%
Old Dominion Freight Line Inc	466,606	73,163,821
Uber Technologies Inc (c)	207,458	16,951,393
		90,115,214
Industrial Conglomerates - 0.3%
3M Co	668,216	106,981,382
Machinery - 1.1%
Caterpillar Inc	8,500	4,869,395
Deere & Co	326,851	152,172,020
Ingersoll Rand Inc	350,381	27,757,183
PACCAR Inc	167,500	18,342,925
Parker-Hannifin Corp	94,057	82,672,341
RBC Bearings Inc (c)	38,301	17,175,317
Symbotic Inc Class A (c)	179,500	10,680,250
Westinghouse Air Brake Technologies Corp	350,349	74,781,994
		388,451,425
Passenger Airlines - 0.0%
Delta Air Lines Inc	157,694	10,943,964
Professional Services - 0.0%
CACI International Inc (c)	4,200	2,237,802
SS&C Technologies Holdings Inc	21,240	1,856,801
UL Solutions Inc Class A	137,285	10,826,295
		14,920,898
Trading Companies & Distributors - 0.2%
Ferguson Enterprises Inc	284,075	63,243,618
QXO Inc (b)(c)	317,698	6,128,394
		69,372,012
TOTAL INDUSTRIALS		3,009,443,438
Information Technology - 24.4%
Communications Equipment - 0.5%
Arista Networks Inc (c)	1,270,912	166,527,599
Lumentum Holdings Inc (c)	9,700	3,575,323
		170,102,922
Electronic Equipment, Instruments & Components - 2.7%
Amphenol Corp Class A	6,684,839	903,389,142
Coherent Corp (c)	346,840	64,016,259
Corning Inc	30,200	2,644,312
Flex Ltd (c)	36,300	2,193,246
Jabil Inc	17,451	3,979,177
Sanmina Corp (c)	700	105,049
TD SYNNEX Corp	9,751	1,464,893
		977,792,078
IT Services - 0.6%
Accenture PLC Class A	44,200	11,858,860
Cloudflare Inc Class A (c)	217,481	42,876,379
CoreWeave Inc Class A (h)	7,388	529,055
IBM Corporation	25,960	7,689,612
MongoDB Inc Class A (c)	33,967	14,255,610
Snowflake Inc (c)	466,320	102,291,955
Twilio Inc Class A (c)	39,759	5,655,320
X.Ai Holdings Corp Class A (d)(e)	284,122	21,439,846
		206,596,637
Semiconductors & Semiconductor Equipment - 13.5%
Advanced Micro Devices Inc (c)	175,131	37,506,055
Analog Devices Inc	89,671	24,318,775
Applied Materials Inc	40,747	10,471,572
ARM Holdings PLC ADR (c)	156,896	17,150,302
Astera Labs Inc (c)	166,463	27,692,785
Broadcom Inc	1,740,903	602,526,528
Intel Corp (c)	167,886	6,194,993
KLA Corp	79,158	96,183,303
Lam Research Corp	180,260	30,856,907
MACOM Technology Solutions Holdings Inc (c)	13,204	2,261,581
Marvell Technology Inc	141,988	12,066,140
Micron Technology Inc	117,175	33,442,917
Monolithic Power Systems Inc	27,239	24,688,340
NVIDIA Corp	21,275,244	3,967,833,006
		4,893,193,204
Software - 5.1%
Applied Intuition Inc Class A (c)(d)(e)	38,256	4,333,640
AppLovin Corp Class A (c)	23,385	15,757,281
BitMine Immersion Technologies Inc (b)	174,618	4,740,879
Cadence Design Systems Inc (c)	179,138	55,994,956
Carbon Inc (c)(d)	17,122	19,519
Crowdstrike Holdings Inc Class A (c)	16,298	7,639,850
CyberArk Software Ltd (c)	76,543	34,142,771
Datadog Inc Class A (c)	123,736	16,826,859
Figma Inc Class A (b)	629,169	23,512,046
Fortinet Inc (c)	128,318	10,189,732
Gusto Inc (c)(d)(e)	50,300	1,227,823
JFrog Ltd (c)	84,218	5,260,256
Microsoft Corp	3,098,105	1,498,305,541
OpenAI Group Pbc Class A (d)(e)	5,500	2,626,140
Palantir Technologies Inc Class A (c)	22,091	3,926,675
Palo Alto Networks Inc (c)	275,238	50,698,840
Salesforce Inc	9,379	2,484,591
Samsara Inc Class A (c)	856,490	30,362,571
ServiceTitan Inc Class A (b)(c)	223,136	23,763,984
Stripe Inc Class B (c)(d)(e)	75,100	3,110,642
Tanium Inc Class B (c)(d)(e)	449,538	3,695,202
Unity Software Inc (c)	648,001	28,622,204
Via Transportation Inc Class A (b)(c)	44,442	1,289,262
Zoom Communications Inc Class A (c)	161,100	13,901,319
Zscaler Inc (c)	165,659	37,260,022
		1,879,692,605
Technology Hardware, Storage & Peripherals - 2.0%
Apple Inc	2,637,920	717,144,931
Dell Technologies Inc Class C	178,458	22,464,293
Seagate Technology Holdings PLC	8,836	2,433,346
Western Digital Corp	14,892	2,565,445
		744,608,015
TOTAL INFORMATION TECHNOLOGY		8,871,985,461
Materials - 0.5%
Chemicals - 0.4%
Corteva Inc	792,590	53,127,308
Ecolab Inc	5,537	1,453,573
Sherwin-Williams Co/The	264,557	85,724,405
		140,305,286
Construction Materials - 0.0%
CRH PLC	63,415	7,914,192
Martin Marietta Materials Inc	8,753	5,450,143
		13,364,335
Metals & Mining - 0.1%
Ivanhoe Electric Inc / US (c)	1,012,643	16,182,035
Ivanhoe Electric Inc / US warrants 2/15/2026 (c)	382,782	3,448,271
Royal Gold Inc	10,930	2,429,629
Steel Dynamics Inc	39,490	6,691,581
		28,751,516
TOTAL MATERIALS		182,421,137
Real Estate - 0.4%
Health Care REITs - 0.1%
Welltower Inc	189,865	35,240,843
Real Estate Management & Development - 0.3%
CBRE Group Inc Class A (c)	430,756	69,261,257
Zillow Group Inc Class A (c)	401,625	27,402,874
Zillow Group Inc Class C (c)	360,811	24,614,526
		121,278,657
TOTAL REAL ESTATE		156,519,500
Utilities - 0.9%
Electric Utilities - 0.8%
American Electric Power Co Inc	229,317	26,442,543
Constellation Energy Corp	518,831	183,287,428
Entergy Corp	108,256	10,006,102
NRG Energy Inc	342,127	54,480,303
		274,216,376
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	337,416	54,435,323
TOTAL UTILITIES		328,651,699
TOTAL UNITED STATES		32,906,374,991
TOTAL COMMON STOCKS (Cost $15,855,773,546)		35,825,343,005

Convertible Preferred Stocks - 1.0%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Australia Holdings Pty Ltd Series A (c)(d)(e)	3,132	5,155,710
Canva Australia Holdings Pty Ltd Series A2 (c)(d)(e)	568	935,008

TOTAL AUSTRALIA		6,090,718
CANADA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
High Power Exploration Inc Series A (c)(d)(e)	1,289,012	2,681,145
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (c)(d)(e)	80,736	19,359,685
FINLAND - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
Oura Health Oy Series E (d)(e)	246,902	13,226,540
ISRAEL - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series B (d)(e)	146,300	1,284,514
UNITED STATES - 0.9%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc Series A (c)(d)(e)	43,228	0
Rad Power Bikes Inc Series C (c)(d)(e)	170,098	1
Rad Power Bikes Inc Series D (c)(d)(e)	404,900	4
		5
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (c)(d)(e)	2,700	662,796
TOTAL CONSUMER DISCRETIONARY		662,801
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (c)(d)(e)	8,352	429,293
GoBrands Inc Series H (c)(d)(e)	11,788	771,407
TOTAL CONSUMER STAPLES		1,200,700
Financials - 0.0%
Financial Services - 0.0%
Acrisure Holdings Inc Series B1 (c)(d)(e)	57,282	1,707,003
Tenstorrent Holdings Inc Series C1 (c)(d)(e)	63,948	4,698,260
TOTAL FINANCIALS		6,405,263
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (c)(d)(e)	486,500	929,215
Kardigan Inc Series B (d)(e)	159,238	3,402,916
		4,332,131
Health Care Providers & Services - 0.0%
Lyra Health Inc Series E (c)(d)(e)	190,800	1,778,256
Lyra Health Inc Series F (c)(d)(e)	11,519	107,357
Somatus Inc Series E (c)(d)(e)	2,766	3,549,193
		5,434,806
TOTAL HEALTH CARE		9,766,937
Industrials - 0.1%
Aerospace & Defense - 0.0%
Anduril Industries Inc Series G (d)(e)	35,200	1,607,232
Air Freight & Logistics - 0.1%
Zipline International Inc Series E (c)(d)(e)	178,019	10,015,349
Zipline International Inc Series F (c)(d)(e)	286,824	16,136,719
Zipline International Inc Series G (c)(d)(e)	190,338	10,708,416
Zipline International Inc Series H (d)(e)	58,800	3,308,338
		40,168,822
TOTAL INDUSTRIALS		41,776,054
Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.1%
Cerebras Systems Inc Series G (d)(e)	690,700	25,024,061
IT Services - 0.2%
X.Ai Holdings Corp Series C (d)(e)	820,996	61,952,358
X.Ai Holdings Corp Series E (d)(e)	72,748	5,489,564
		67,441,922
Software - 0.5%
Anthropic PBC Series E (d)(e)	46,100	10,755,130
Anthropic PBC Series F (d)(e)	130,800	30,515,640
Applied Intuition Inc Series A2 (c)(d)(e)	45,533	5,157,979
Applied Intuition Inc Series B2 (c)(d)(e)	21,955	2,487,062
Asapp Inc Series C (c)(d)(e)	204,122	218,411
Databricks Inc Series L (d)(e)	116,100	22,059,000
Gusto Inc Series D (c)(d)(e)	184,203	4,496,395
Gusto Inc Series E (c)(d)(e)	28,063	685,018
MOLOCO Inc Series A (c)(d)(e)	95,881	7,229,427
Nuro Inc/DE Series C (c)(d)(e)	405,967	4,749,814
Nuro Inc/DE Series D (c)(d)(e)	114,603	1,541,410
Nuro Inc/DE Series E (d)(e)	229,500	2,673,675
OpenAI Group Pbc Series A-2 (d)(e)	95,410	45,556,367
OpenAI Group Pbc Series A-3 (d)(e)	37,046	17,688,724
Physical Intelligence Inc Series B (d)(e)	3,300	895,620
Stripe Inc Series H (c)(d)(e)	29,000	1,201,180
Stripe Inc Series I (c)(d)(e)	321,951	13,335,210
		171,246,062
TOTAL INFORMATION TECHNOLOGY		263,712,045
TOTAL UNITED STATES		323,523,800
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $245,069,438)		366,166,402

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2199 (d)(e) (Cost $389,357)	389,358	83,321

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	3.79	363,149,098	363,221,728
Fidelity Securities Lending Cash Central Fund (j)(k)	3.77	120,925,978	120,938,071
TOTAL MONEY MARKET FUNDS (Cost $484,174,813)			484,159,799

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $16,585,407,154)	36,675,752,527
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(134,435,898)
NET ASSETS - 100.0%	36,541,316,629

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Level 3 security.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,380,150,019 or 3.8% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $26,258,432 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,040,240 or 0.0% of net assets.

(i)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $6,860,920 or 0.0% of net assets.

(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Acrisure Holdings Inc Series B1	3/22/2021	1,043,678

Anduril Industries Inc Class B	6/16/2025	155,273

Anduril Industries Inc Class C	6/16/2025	82

Anduril Industries Inc Series G	4/17/2025	1,439,074

Anthropic PBC Series E	2/14/2025	2,585,588

Anthropic PBC Series F	8/18/2025	18,438,562

Applied Intuition Inc Class A	7/2/2024 - 6/16/2025	2,535,018

Applied Intuition Inc Series A2	7/2/2024	2,718,088

Applied Intuition Inc Series B2	7/2/2024	1,310,601

Asapp Inc Series C	4/30/2021	1,346,613

Bending Spoons SpA Class C	10/9/2025	4,040,922

Bytedance Ltd Series E1	11/18/2020	8,846,581

Canva Australia Holdings Pty Ltd Class A	3/18/2024 - 11/12/2025	50,414,522

Canva Australia Holdings Pty Ltd Series A	9/22/2023	3,340,783

Canva Australia Holdings Pty Ltd Series A2	9/22/2023	605,863

Cerebras Systems Inc Series G	9/19/2025	25,025,719

Chobani Inc Class A	10/14/2025	12,263,885

Databricks Inc Series L	12/18/2025	22,059,000

Discord Inc Series I	9/15/2021	1,486,686

Element Labs Inc Series B	6/27/2025	1,284,353

ElevateBio LLC Series C	3/9/2021	2,040,867

Epic Games Inc	7/13/2020 - 7/30/2020	8,055,749

Fanatics Inc Class A	8/13/2020 - 12/15/2021	12,844,485

GoBrands Inc Series G	3/2/2021	2,085,639

GoBrands Inc Series H	7/22/2021	4,579,527

Gusto Inc	10/1/2021	1,448,054

Gusto Inc Series D	7/16/2019	2,452,184

Gusto Inc Series E	7/13/2021	852,984

High Power Exploration Inc	6/3/2024	2,653,205

High Power Exploration Inc Series A	11/15/2019 - 3/4/2021	5,739,322

JUUL Labs Inc Class A	11/4/2025	11,059,260

Kardigan Inc Series B	10/9/2025	3,402,133

Lyra Health Inc Series E	1/14/2021	1,747,079

Lyra Health Inc Series F	6/4/2021	180,899

MOLOCO Inc Series A	6/26/2023	5,752,860

Nuro Inc/DE Series C	10/30/2020	5,299,737

Nuro Inc/DE Series D	10/29/2021	2,388,982

Nuro Inc/DE Series E	4/1/2025	2,936,106

OpenAI Group Pbc Class A	9/3/2025	2,365,000

OpenAI Group Pbc Series A-2	9/30/2024	17,923,457

OpenAI Group Pbc Series A-3	4/11/2025 - 8/4/2025	11,368,137

Oura Health Oy Series E	9/24/2025	13,226,540

Physical Intelligence Inc Series B	10/24/2025	896,146

Rad Power Bikes Inc	1/21/2021	1,599,460

Rad Power Bikes Inc 8% 12/31/2199	10/6/2023	389,357

Rad Power Bikes Inc Series A	1/21/2021	208,524

Rad Power Bikes Inc Series C	1/21/2021	820,526

Rad Power Bikes Inc Series D	9/17/2021	3,880,481

Rad Power Bikes Inc warrants 10/6/2033	10/6/2023	0

Relativity Space Inc warrants 11/1/2030	11/14/2023 - 3/24/2025	0

Somatus Inc Series E	1/31/2022	2,413,708

Space Exploration Technologies Corp	8/4/2020 - 4/2/2024	130,089,264

Space Exploration Technologies Corp Class C	4/2/2024	12,388,840

Starling Bank Ltd	6/18/2021 - 4/5/2022	8,226,276

Stripe Inc Class B	5/18/2021	3,013,641

Stripe Inc Series H	3/15/2021	1,163,625

Stripe Inc Series I	3/20/2023 - 5/12/2023	6,482,207

Tanium Inc Class B	9/18/2020	5,122,575

Tenstorrent Holdings Inc Series C1	4/23/2021	3,801,992

Tulco LLC	8/24/2017 - 9/7/2018	651,224

Veterinary Emergency Group	9/16/2021 - 10/2/2024	11,147,486

X.Ai Holdings Corp Class A	10/25/2022	10,234,000

X.Ai Holdings Corp Series C	11/22/2024	17,774,563

X.Ai Holdings Corp Series E	12/19/2025	5,489,564

Zipline International Inc	10/12/2021	3,148,776

Zipline International Inc Series E	12/21/2020	5,808,653

Zipline International Inc Series F	4/11/2023	11,529,494

Zipline International Inc Series G	6/7/2024	7,983,975

Zipline International Inc Series H	12/3/2025	3,308,338

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Beta Technologies Inc	5/4/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	589,691,769	7,351,236,564	7,577,713,198	27,360,525	22,600	(16,007)	363,221,728	363,149,098	0.7%
Fidelity Securities Lending Cash Central Fund	151,600,063	1,618,038,225	1,648,697,367	711,133	(2,850)	-	120,938,071	120,925,978	0.4%
Total	741,291,832	8,969,274,789	9,226,410,565	28,071,658	19,750	(16,007)	484,159,799

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	8,124,081,924	7,919,449,696	195,524,467	9,107,761
Consumer Discretionary	3,688,111,125	3,558,064,497	103,448,221	26,598,407
Consumer Staples	997,659,270	963,872,215	10,452,091	23,334,964
Energy	462,702,970	462,702,970	-	-
Financials	5,966,197,332	5,896,870,906	53,759,443	15,566,983
Health Care	2,596,912,772	2,577,127,335	-	19,785,437
Industrials	3,170,995,987	2,265,150,462	92,397,453	813,448,072
Information Technology	9,704,839,587	9,507,804,711	93,460,413	103,574,463
Materials	628,670,839	622,710,063	3,448,271	2,512,505
Real Estate	156,519,500	156,519,500	-	-
Utilities	328,651,699	328,651,699	-	-

Convertible Preferred Stocks
Communication Services	19,359,685	-	-	19,359,685
Consumer Discretionary	662,801	-	-	662,801
Consumer Staples	1,200,700	-	-	1,200,700
Financials	6,405,263	-	-	6,405,263
Health Care	22,993,477	-	-	22,993,477
Industrials	43,060,568	-	-	43,060,568
Information Technology	269,802,763	-	-	269,802,763
Materials	2,681,145	-	-	2,681,145

Preferred Securities
Consumer Discretionary	83,321	-	-	83,321

Money Market Funds	484,159,799	484,159,799	-	-
Total Investments in Securities:	36,675,752,527	34,743,083,853	552,490,359	1,380,178,315

Net Unrealized Appreciation (Depreciation) on Unfunded Commitments	465,580	465,580	-	-
The following is a reconciliation of consolidated Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2025 ($)
Common Stocks	288,496,290	3,144,904	617,988,253	178,846,723	(74,547,578)	-	-	-	1,013,928,592	642,717,060
Convertible Preferred Stocks	392,422,011	(495)	(44,939,007)	147,157,774	(128,473,881)	-	-	-	366,166,402	118,447,152
Preferred Securities	508,072	-	(424,751)	-	-	-	-	-	83,321	(424,751)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's consolidated Statement of Operations.

Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value (including securities loaned of $125,172,895) - See accompanying schedule:
Unaffiliated issuers (cost $16,101,232,341)	$36,191,592,728
Fidelity Central Funds (cost $484,174,813)	484,159,799

Total Investment in Securities (cost $16,585,407,154)		$36,675,752,527
Foreign currency held at value (cost $321,599)		321,520
Receivable for investments sold		1,800,815
Unrealized appreciation on unfunded commitments		465,580
Receivable for fund shares sold		18,777,051
Dividends receivable		10,296,069
Interest receivable		53,110
Distributions receivable from Fidelity Central Funds		1,319,152
Other receivables		589,111
Total assets		36,709,374,935
Liabilities
Payable to custodian bank	$27,483
Payable for investments purchased	812,281
Payable for fund shares redeemed	31,899,024
Accrued management fee	13,763,728
Other payables and accrued expenses	614,869
Collateral on securities loaned	120,940,921
Total liabilities		168,058,306
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$36,541,316,629
Net Assets consist of:
Paid in capital		$15,531,571,803
Total accumulated earnings (loss)		21,009,744,826
Net Assets		$36,541,316,629
Net Asset Value, offering price and redemption price per share ($36,541,316,629 ÷ 1,043,848,743 shares)		$35.01
Consolidated Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends		$190,560,247
Interest		1,305
Income from Fidelity Central Funds (including $711,133 from security lending)		28,071,658
Total income		218,633,210
Expenses
Management fee	$158,921,298
Independent trustees' fees and expenses	138,796
Total expenses before reductions	159,060,094
Expense reductions	(17,859)
Total expenses after reductions		159,042,235
Net Investment income (loss)		59,590,975
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $27,563)	3,803,681,955
Redemptions in-kind	1,208,512,723
Fidelity Central Funds	19,750
Foreign currency transactions	(23,313)
Total net realized gain (loss)		5,012,191,115
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	2,032,085,308
Fidelity Central Funds	(16,007)
Unfunded commitments	465,580
Assets and liabilities in foreign currencies	103,640
Total change in net unrealized appreciation (depreciation)		2,032,638,521
Net gain (loss)		7,044,829,636
Net increase (decrease) in net assets resulting from operations		$7,104,420,611
Consolidated Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$59,590,975	$90,320,562
Net realized gain (loss)	5,012,191,115	1,764,542,251
Change in net unrealized appreciation (depreciation)	2,032,638,521	8,078,486,709
Net increase (decrease) in net assets resulting from operations	7,104,420,611	9,933,349,522
Distributions to shareholders	(2,930,798,161)	(128,644,731)

Share transactions
Proceeds from sales of shares	6,842,090,732	5,467,753,064
Reinvestment of distributions	2,924,710,008	128,442,337
Cost of shares redeemed	(12,181,902,102)	(9,377,731,333)

Net increase (decrease) in net assets resulting from share transactions	(2,415,101,362)	(3,781,535,932)
Total increase (decrease) in net assets	1,758,521,088	6,023,168,859

Net Assets
Beginning of period	34,782,795,541	28,759,626,682
End of period	$36,541,316,629	$34,782,795,541

Other Information
Shares
Sold	202,729,519	196,198,514
Issued in reinvestment of distributions	84,386,252	4,219,336
Redeemed	(362,193,563)	(329,360,175)
Net increase (decrease)	(75,077,792)	(128,942,325)

Consolidated Financial Highlights
Fidelity® Contrafund® K6

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$31.09	$23.05	$16.83	$23.34	$18.89
Income from Investment Operations
Net investment income (loss) A,B	.06	.08	.13	.12	.03
Net realized and unrealized gain (loss)	6.83	8.07	6.20	(6.43)	4.53
Total from investment operations	6.89	8.15	6.33	(6.31)	4.56
Distributions from net investment income	(.07)	(.11)	(.11)	(.11)	(.05)
Distributions from net realized gain	(2.90)	-	-	(.09)	(.06)
Total distributions	(2.97)	(.11)	(.11)	(.20)	(.11)
Net asset value, end of period	$35.01	$31.09	$23.05	$16.83	$23.34
Total Return C	22.27%	35.37%	37.67%	(27.12)%	24.14%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions, if any	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	.17%	.27%	.63%	.64%	.12%
Supplemental Data
Net assets, end of period (000 omitted)	$36,541,317	$34,782,796	$28,759,627	$19,084,230	$26,146,630
Portfolio turnover rate F	37 % G	19% G	25% G	38% G	40% G

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Consolidated Financial Statements

For the period ended December 31, 2025

1. Organization.
Fidelity Contrafund K6 (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Consolidated Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$1,013,928,592	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.7 - 81.3 / 19.9	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	13.9 - 48.6 / 48.0	Increase
			Enterprise value/Net income (EV/NI)	17.5	Increase
		Market approach	Discount rate	5.0%	Decrease
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	3.5% - 4.0% / 3.6%	Increase
			Term	1.0 - 5.0 / 2.3	Increase
			Volatility	60.0% - 80.0% / 66.4%	Increase
		Book value	Book value multiple	1.0	Increase
Convertible Preferred Stocks	$366,166,402	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.8 - 81.3 / 40.6	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	19.5	Increase
			Enterprise value/Gross profit multiple (EV/GP)	11.9	Increase
		Market approach	Transaction price	$8.78 - $271.56 / $35.17	Increase
			Discount rate	5.0% - 10.0% / 8.8%	Decrease
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	3.4% - 3.7% / 3.5%	Increase
			Term	2.0 - 5.0 / 3.2	Increase
			Volatility	60.0% - 90.0% / 84.1%	Increase
		Book value	Book value multiple	1.0	Increase
Preferred Securities	$83,321	Recovery value	Recovery value	$3.40	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Consolidated Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, the Fund did not have any unrecognized tax benefits in the consolidated financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$20,282,810,845
Gross unrealized depreciation	(287,891,689)
Net unrealized appreciation (depreciation)	$19,994,919,156
Tax Cost	$16,681,298,951

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gain	$1,016,226,904
Net unrealized appreciation (depreciation) on securities and other investments	$19,994,996,193

The Fund intends to elect to defer to its next fiscal year $4,738,359 of ordinary losses recognized during the period November 1, 2025 to December 31, 2025.

The tax character of distributions paid was as follows:

	December 31, 2025	December 31, 2024
Ordinary Income	$71,900,829	$ 128,644,731
Long-term Capital Gains	2,858,897,332	-
Total	$2,930,798,161	$ 128,644,731

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Consolidated Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Consolidated Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity Contrafund K6	CompoSecure, Inc. Class A	11,042,613	465,580

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Total Assets
Fidelity Contrafund K6	33,332,863.09

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Contrafund K6	12,756,057,729	16,296,401,435

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Consolidated Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Contrafund K6	62,324,046	-	1,208,512,723	1,208,512,723	2,133,311,462

Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Contrafund K6	16,033,525	570,793,484

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Contrafund K6	59,443,527	949,854,244	1,721,247,201

Prior Year Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Contrafund K6	2,577,029	70,327,132
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Consolidated Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Contrafund K6	$561,762

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Contrafund K6	139,912

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Contrafund K6	1,082,213,236	1,510,512,214	403,280,574
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Consolidated Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Contrafund K6	76,206	20,723	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Consolidated Schedule of Investments or Consolidated Statement of Assets and Liabilities.

Amount ($)
Fidelity Contrafund K6	9,700,295
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $17,859.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Contrafund and Shareholders of Fidelity Contrafund K6

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Fidelity Contrafund K6 and its subsidiaries (one of the funds constituting Fidelity Contrafund, referred to hereafter as the "Fund") as of December 31, 2025, the related consolidated statement of operations for the year ended December 31, 2025, the consolidated statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the consolidated financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 12, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2025, $3,824,064,757, or, if subsequently determined to be different, the net capital gain of such year.

A total of 2.80% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 100% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9883979.108
CONK6-ANN-0226
Fidelity® Contrafund®

Annual Report
December 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Contrafund®
Consolidated Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Common Stocks - 95.7%
	Shares	Value ($)
AUSTRALIA - 0.2%
Industrials - 0.0%
Aerospace & Defense - 0.0%
DroneShield Ltd (c)(j)	14,602,862	30,015,278
Commercial Services & Supplies - 0.0%
Brambles Ltd	744,444	11,406,636
Clean TeQ Water Ltd (c)	1,461,504	360,873
		11,767,509
TOTAL INDUSTRIALS		41,782,787
Information Technology - 0.2%
Software - 0.2%
Canva Australia Holdings Pty Ltd Class A (c)(d)(e)	164,674	271,076,459
Materials - 0.0%
Metals & Mining - 0.0%
Anglogold Ashanti Plc	1,002,262	85,472,903
Evolution Mining Ltd	2,121,671	17,953,576
TOTAL MATERIALS		103,426,479
TOTAL AUSTRALIA		416,285,725
BELGIUM - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	424,508	119,033,198
BRAZIL - 0.3%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
MercadoLibre Inc (c)	40,070	80,711,398
Financials - 0.2%
Banks - 0.2%
Itau Unibanco Holding SA ADR	8,417,314	60,267,968
NU Holdings Ltd/Cayman Islands Class A (c)	19,072,498	319,273,617
		379,541,585
Capital Markets - 0.0%
Banco BTG Pactual SA unit	1,546,446	14,838,657
TOTAL FINANCIALS		394,380,242
Materials - 0.1%
Metals & Mining - 0.1%
Wheaton Precious Metals Corp	869,555	102,226,800
TOTAL BRAZIL		577,318,440
BURKINA FASO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
IAMGOLD Corp (c)	1,633,858	26,962,139
CANADA - 2.6%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Dollarama Inc	1,232,888	184,266,252
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc	439,541	27,473,114
TOTAL CONSUMER DISCRETIONARY		211,739,366
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Cameco Corp (United States)	597,212	54,638,926
Canadian Natural Resources Ltd (b)	3,965,754	134,325,091
Imperial Oil Ltd (b)	3,297,837	284,913,126
PrairieSky Royalty Ltd	264,049	5,199,989
TOTAL ENERGY		479,077,132
Financials - 0.6%
Banks - 0.3%
Royal Bank of Canada	2,622,243	447,035,547
Toronto Dominion Bank	1,098,182	103,501,383
		550,536,930
Capital Markets - 0.0%
Brookfield Asset Management Ltd Class A (United States)	1,336,017	69,993,930
Insurance - 0.3%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	129,372	246,565,095
Intact Financial Corp	990,142	206,122,381
		452,687,476
TOTAL FINANCIALS		1,073,218,336
Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc (c)	529,415	156,604,702
IT Services - 0.6%
Shopify Inc Class A (c)	7,079,970	1,139,975,498
TOTAL INFORMATION TECHNOLOGY		1,296,580,200
Materials - 0.9%
Metals & Mining - 0.9%
Agnico Eagle Mines Ltd/CA	1,698,399	288,018,179
Alamos Gold Inc Class A	2,141,490	82,692,048
B2Gold Corp	12,726,546	57,302,141
Barrick Mining Corp (United States)	2,398,900	104,472,095
Franco-Nevada Corp	2,730,524	565,998,604
G Mining Ventures Corp (c)	1,693,277	51,185,066
High Power Exploration Inc (c)(d)(e)	14,027,051	17,533,814
Kinross Gold Corp	1,056,144	29,747,934
Lundin Gold Inc	2,649,842	220,126,760
Novagold Resources Inc (c)	1,913,588	17,845,562
Orla Mining Ltd (c)	4,720,980	63,494,438
TOTAL MATERIALS		1,498,416,641
TOTAL CANADA		4,559,031,675
CHINA - 0.5%
Communication Services - 0.5%
Interactive Media & Services - 0.5%
Baidu Inc Class A ADR (c)	132,183	17,271,031
Tencent Holdings Ltd	10,336,671	793,272,719
TOTAL COMMUNICATION SERVICES		810,543,750
Consumer Discretionary - 0.0%
Automobiles - 0.0%
BYD Co Ltd H Shares	10,486,179	128,149,065
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Wuxi Apptec Co Ltd H Shares (i)(j)	189,989	2,409,435
Industrials - 0.0%
Electrical Equipment - 0.0%
Contemporary Amperex Technology Co Ltd A Shares (China)	537,787	28,240,796
TOTAL CHINA		969,343,046
CONGO DEMOCRATIC REPUBLIC OF - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Ivanhoe Mines Ltd Class A (c)	31,366,528	356,731,268
DENMARK - 0.0%
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Chemometec A/S	471,299	50,981,105
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Amer Sports Inc (c)	3,876,039	144,770,057
FRANCE - 0.2%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Kering SA	282,400	98,681,239
Consumer Staples - 0.0%
Food Products - 0.0%
Danone SA	549,954	49,605,352
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
EssilorLuxottica SA	403,664	128,036,764
Industrials - 0.0%
Aerospace & Defense - 0.0%
Dassault Aviation SA	88,095	28,346,306
TOTAL FRANCE		304,669,661
GERMANY - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)(c)	339,938	13,903,464
Financials - 0.0%
Insurance - 0.0%
Allianz SE	24,467	11,312,985
Health Care - 0.1%
Biotechnology - 0.1%
BioNTech SE ADR (c)	1,143,411	108,852,727
Industrials - 0.0%
Electrical Equipment - 0.0%
Siemens Energy AG (c)	527,286	73,972,204
TOTAL GERMANY		208,041,380
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Bullish (b)	2,982,346	112,941,443
HONG KONG - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Futu Holdings Ltd Class A ADR (c)	74,390	12,215,582
INDIA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Bharti Airtel Ltd	1,094,762	25,651,898
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Eternal Ltd (c)	6,593,813	20,402,503
TOTAL INDIA		46,054,401
ISRAEL - 0.1%
Financials - 0.0%
Financial Services - 0.0%
Rapyd Financial Network 2016 Ltd (c)(d)(e)	340,545	13,526,448
Rapyd Financial Network 2016 Ltd warrants 3/5/2038 (c)(d)(e)	7,115	72,786
TOTAL FINANCIALS		13,599,234
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (c)	5,737,629	179,071,401
Industrials - 0.0%
Aerospace & Defense - 0.0%
Elbit Systems Ltd (United States)	6,123	3,537,318
TOTAL ISRAEL		196,207,953
ITALY - 0.1%
Industrials - 0.1%
Passenger Airlines - 0.1%
Ryanair Holdings PLC ADR	1,603,216	115,736,164
Information Technology - 0.0%
Software - 0.0%
Bending Spoons SpA Class C (d)(e)	212,730	18,925,022
TOTAL ITALY		134,661,186
JAPAN - 0.4%
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Pan Pacific International Holdings Corp	1,971,291	11,742,792
Household Durables - 0.0%
Sony Group Corp	832,300	21,349,318
Specialty Retail - 0.1%
Fast Retailing Co Ltd	225,611	82,011,557
Textiles, Apparel & Luxury Goods - 0.0%
Asics Corp	3,263,786	78,240,018
TOTAL CONSUMER DISCRETIONARY		193,343,685
Financials - 0.0%
Banks - 0.0%
Sumitomo Mitsui Financial Group Inc	416,400	13,392,014
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Hoya Corp	1,260,396	190,580,179
Industrials - 0.2%
Industrial Conglomerates - 0.0%
Hitachi Ltd	2,762,508	86,451,827
Machinery - 0.2%
Mitsubishi Heavy Industries Ltd	4,895,525	119,511,709
Trading Companies & Distributors - 0.0%
ITOCHU Corp	2,159,795	27,231,838
TOTAL INDUSTRIALS		233,195,374
Information Technology - 0.0%
IT Services - 0.0%
Fujitsu Ltd	468,500	12,875,746
NEC Corp	329,800	11,180,017
		24,055,763
Semiconductors & Semiconductor Equipment - 0.0%
Advantest Corp	284,835	36,016,794
TOTAL INFORMATION TECHNOLOGY		60,072,557
TOTAL JAPAN		690,583,809
KOREA (SOUTH) - 0.5%
Consumer Discretionary - 0.3%
Automobiles - 0.1%
Hyundai Motor Co	887,846	183,260,772
Kia Corp	152,250	12,900,677
		196,161,449
Broadline Retail - 0.2%
Coupang Inc Class A (c)	10,379,694	244,856,982
TOTAL CONSUMER DISCRETIONARY		441,018,431
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
SK Hynix Inc	828,617	375,085,502
TOTAL KOREA (SOUTH)		816,103,933
NETHERLANDS - 0.3%
Communication Services - 0.1%
Entertainment - 0.1%
Universal Music Group NV	4,888,486	127,442,032
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE ADR (c)	245,248	206,241,306
Newamsterdam Pharma Co NV (c)	986,173	34,594,949
TOTAL HEALTH CARE		240,836,255
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
ASM International NV	163,429	99,411,168
ASML Holding NV depository receipt	11,300	12,089,418
BE Semiconductor Industries NV	339,296	53,331,563
TOTAL INFORMATION TECHNOLOGY		164,832,149
TOTAL NETHERLANDS		533,110,436
SPAIN - 0.1%
Financials - 0.1%
Banks - 0.1%
Banco Santander SA	11,958,035	140,751,936
SWITZERLAND - 0.2%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
On Holding AG Class A (c)	4,356,253	202,478,639
Financials - 0.1%
Capital Markets - 0.1%
UBS Group AG	3,595,736	167,779,829
TOTAL SWITZERLAND		370,258,468
TAIWAN - 0.9%
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
Taiwan Semiconductor Manufacturing Co Ltd ADR	5,342,882	1,623,648,411
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (c)	124,743	56,792,993
UNITED KINGDOM - 0.7%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Flutter Entertainment PLC (c)	1,486,425	319,640,832
Flutter Entertainment PLC (United Kingdom) (c)	6,002	1,304,981
		320,945,813
Leisure Products - 0.0%
Games Workshop Group PLC	14,293	3,645,174
TOTAL CONSUMER DISCRETIONARY		324,590,987
Consumer Staples - 0.3%
Tobacco - 0.3%
British American Tobacco PLC	6,910,742	392,548,204
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	1,175,699	52,389,147
Financials - 0.1%
Banks - 0.1%
NatWest Group PLC	9,427,465	82,700,383
Starling Bank Ltd (d)(e)	26,724,113	92,218,286
TOTAL FINANCIALS		174,918,669
Health Care - 0.0%
Pharmaceuticals - 0.0%
Astrazeneca PLC ADR	142,304	13,082,007
Industrials - 0.1%
Aerospace & Defense - 0.1%
Rolls-Royce Holdings PLC	15,951,902	246,707,535
TOTAL UNITED KINGDOM		1,204,236,549
UNITED STATES - 88.0%
Communication Services - 21.4%
Entertainment - 2.2%
Liberty Media Corp-Liberty Formula One Class C (c)	2,007,081	197,717,549
Live Nation Entertainment Inc (c)	2,368,773	337,550,153
Netflix Inc (c)	30,296,320	2,840,582,964
ROBLOX Corp Class A (c)	2,681,616	217,291,344
Spotify Technology SA (c)	94,276	54,747,016
Walt Disney Co/The	397,439	45,216,635
Warner Bros Discovery Inc (c)	4,247,672	122,417,907
		3,815,523,568
Interactive Media & Services - 19.1%
Alphabet Inc Class A	21,935,091	6,865,683,483
Alphabet Inc Class C	13,709,070	4,301,906,166
Epic Games Inc (c)(d)(e)	123,700	80,416,133
Meta Platforms Inc Class A	33,152,559	21,883,672,670
Reddit Inc Class A (c)	1,348,662	310,016,934
Reddit Inc Class B (c)	577,077	132,652,690
		33,574,348,076
Media - 0.1%
EchoStar Corp Class A (c)	558,884	60,750,691
Omnicom Group Inc	820,937	66,290,663
		127,041,354
Wireless Telecommunication Services - 0.0%
T-Mobile US Inc	103,239	20,961,646
TOTAL COMMUNICATION SERVICES		37,537,874,644
Consumer Discretionary - 9.1%
Automobiles - 0.1%
General Motors Co	467,395	38,008,561
Rad Power Bikes Inc (c)(d)(e)	2,588,458	26
Rad Power Bikes Inc warrants 10/6/2033 (c)(d)(e)	2,698,575	27
Tesla Inc (c)	445,554	200,374,545
		238,383,159
Broadline Retail - 6.2%
Amazon.com Inc (c)	45,887,820	10,591,826,613
eBay Inc	1,584,700	138,027,370
Ollie's Bargain Outlet Holdings Inc (c)	299,507	32,828,962
		10,762,682,945
Diversified Consumer Services - 0.0%
Duolingo Inc Class A (c)	281,297	49,367,623
Hotels, Restaurants & Leisure - 0.9%
Airbnb Inc Class A (c)	2,228,260	302,419,447
Booking Holdings Inc	82,130	439,833,254
Carnival Corp (c)	5,111,882	156,116,876
Cava Group Inc (b)(c)	847,033	49,712,367
DoorDash Inc Class A (c)	118,005	26,725,772
DraftKings Inc Class A (c)	564,700	19,459,562
Dutch Bros Inc Class A (c)	963,345	58,975,981
Hilton Worldwide Holdings Inc	895,064	257,107,134
Royal Caribbean Cruises Ltd (b)	175,062	48,828,293
Starbucks Corp	1,228,247	103,430,680
Viking Holdings Ltd (c)	2,454,381	175,267,347
Wynn Resorts Ltd	95,900	11,539,647
		1,649,416,360
Household Durables - 0.3%
DR Horton Inc	1,896,152	273,102,773
Garmin Ltd	121,442	24,634,510
PulteGroup Inc	96,400	11,303,864
SharkNinja Inc (c)	388,727	43,498,551
Somnigroup International Inc	331,050	29,556,144
TopBuild Corp (c)	390,411	162,875,565
		544,971,407
Specialty Retail - 1.5%
Boot Barn Holdings Inc (c)	72,027	12,710,605
Fanatics Inc Class A (c)(d)(e)	2,461,391	196,911,280
Floor & Decor Holdings Inc Class A (c)	2,617,400	159,373,486
Home Depot Inc/The	1,228,363	422,679,708
Lowe's Cos Inc	4,532,046	1,092,948,213
O'Reilly Automotive Inc (c)	1,750,274	159,642,492
TJX Cos Inc/The	3,194,389	490,690,094
Urban Outfitters Inc (c)	959,034	72,176,899
Williams-Sonoma Inc	680,613	121,550,676
		2,728,683,453
Textiles, Apparel & Luxury Goods - 0.1%
Lululemon Athletica Inc (c)	57,900	12,032,198
Ralph Lauren Corp Class A	380,457	134,533,400
		146,565,598
TOTAL CONSUMER DISCRETIONARY		16,120,070,545
Consumer Staples - 2.5%
Beverages - 0.6%
Coca-Cola Co/The	15,352,797	1,073,314,038
PepsiCo Inc	240,708	34,546,412
		1,107,860,450
Consumer Staples Distribution & Retail - 1.0%
Casey's General Stores Inc	252,288	139,442,100
Chobani Inc Class A (d)(e)(g)	12,812	57,094,756
Costco Wholesale Corp	853,521	736,025,300
Dollar General Corp	182,900	24,283,633
Dollar Tree Inc (c)	5,238,887	644,435,490
Walmart Inc	1,478,261	164,693,058
		1,765,974,337
Food Products - 0.1%
Hershey Co/The	844,492	153,680,654
Personal Care Products - 0.2%
Estee Lauder Cos Inc/The Class A	3,739,259	391,575,202
Tobacco - 0.6%
JUUL Labs Inc Class A (c)(d)(e)	27,008,111	51,315,411
Philip Morris International Inc	5,926,009	950,531,844
		1,001,847,255
TOTAL CONSUMER STAPLES		4,420,937,898
Energy - 1.1%
Energy Equipment & Services - 0.1%
SLB Ltd	6,166,600	236,674,108
Oil, Gas & Consumable Fuels - 1.0%
Exxon Mobil Corp	10,412,950	1,253,094,403
Marathon Petroleum Corp	344,436	56,015,627
Shell PLC ADR	3,126,217	229,714,425
Valero Energy Corp	1,296,909	211,123,816
		1,749,948,271
TOTAL ENERGY		1,986,622,379
Financials - 15.2%
Banks - 2.5%
Bank of America Corp	3,976,776	218,722,680
Citigroup Inc	6,047,647	705,699,928
East West Bancorp Inc	233,030	26,190,242
JPMorgan Chase & Co	8,331,728	2,684,649,397
Wells Fargo & Co	9,105,202	848,604,826
		4,483,867,073
Capital Markets - 2.7%
Bank of New York Mellon Corp/The	6,399,652	742,935,601
Blackrock Inc	11,400	12,201,876
Blackstone Inc	1,509,651	232,697,605
Cboe Global Markets Inc	737,227	185,043,977
Charles Schwab Corp/The	4,833,884	482,953,350
Coinbase Global Inc Class A (c)	128,957	29,162,336
Evercore Inc Class A	409,721	139,407,570
Goldman Sachs Group Inc/The	1,029,051	904,535,829
Interactive Brokers Group Inc Class A	1,368,211	87,989,649
KKR & Co Inc Class A	2,378,014	303,149,225
Moody's Corp	405,889	207,348,396
Morgan Stanley	7,062,512	1,253,807,756
MSCI Inc	64,400	36,948,212
Nasdaq Inc	128,220	12,454,009
Robinhood Markets Inc Class A (c)	474,564	53,673,188
Tulco LLC (c)(d)(e)(g)	140,771	116,421,840
		4,800,730,419
Consumer Finance - 1.2%
American Express Co	2,960,362	1,095,185,923
Capital One Financial Corp	4,102,731	994,337,885
Figure Technology Solutions Inc Class A	29,973	1,224,097
SoFi Technologies Inc Class A (c)	392,600	10,278,268
Synchrony Financial	964,319	80,453,134
		2,181,479,307
Financial Services - 8.0%
Berkshire Hathaway Inc Class A (c)	14,042	10,598,901,600
Mastercard Inc Class A	971,502	554,611,062
Rocket Cos Inc Class A	8,600,448	166,504,673
Toast Inc Class A (c)	4,532,177	160,937,605
Visa Inc Class A	7,058,880	2,475,619,805
		13,956,574,745
Insurance - 0.8%
American International Group Inc	143,800	12,302,089
Arthur J Gallagher & Co	1,220,282	315,796,779
Chubb Ltd	168,163	52,487,035
Progressive Corp/The	2,981,933	679,045,783
Travelers Companies Inc/The	921,038	267,156,282
		1,326,787,968
TOTAL FINANCIALS		26,749,439,512
Health Care - 6.9%
Biotechnology - 2.2%
AbbVie Inc	858,970	196,266,055
Alnylam Pharmaceuticals Inc (c)	1,477,472	587,516,741
Apogee Therapeutics Inc (c)	197,921	14,939,077
BeOne Medicines Ltd ADR (c)	833,026	253,081,629
Biogen Inc (c)	2,119,485	373,008,165
BioMarin Pharmaceutical Inc (c)	1,005,000	59,727,150
Caris Life Sciences Inc (c)	544,433	14,688,802
Cidara Therapeutics Inc (c)	126,201	27,876,539
Cytokinetics Inc (c)	226,759	14,408,267
Gilead Sciences Inc	8,875,281	1,089,351,990
Immunome Inc (c)	649,600	13,953,408
Immunovant Inc (c)	1,228,399	31,225,903
Insmed Inc (c)	903,493	157,243,922
Kymera Therapeutics Inc (c)	607,500	47,269,575
Moderna Inc (c)	1,664,800	49,094,952
Natera Inc (c)	50,900	11,660,681
Nuvalent Inc Class A (c)	144,900	14,575,491
PTC Therapeutics Inc (c)	171,000	12,989,160
Regeneron Pharmaceuticals Inc	606,735	468,320,544
Roivant Sciences Ltd (c)	2,247,539	48,771,596
Summit Therapeutics Inc (c)	1,544,985	27,021,788
Travere Therapeutics Inc (c)	83,500	3,190,535
United Therapeutics Corp (c)	44,496	21,680,676
Vertex Pharmaceuticals Inc (c)	641,150	290,671,764
XOMA Royalty Corp (c)(f)	707,093	18,801,603
		3,847,336,013
Health Care Equipment & Supplies - 1.0%
Align Technology Inc (c)	1,208,629	188,727,418
Baxter International Inc	649,500	12,411,945
Boston Scientific Corp (c)	8,885,475	847,230,042
Edwards Lifesciences Corp (c)	293,700	25,037,925
Insulet Corp (c)	164,547	46,770,839
Intuitive Surgical Inc (c)	845,129	478,647,261
Medline Inc Class A	4,253,200	178,634,400
Penumbra Inc (c)	116,354	36,175,622
ResMed Inc	44,074	10,616,104
Stryker Corp	65,861	23,148,166
		1,847,399,722
Health Care Providers & Services - 0.6%
Cencora Inc	503,400	170,023,350
CVS Health Corp	151,700	12,038,912
HCA Healthcare Inc	583,260	272,300,764
HealthEquity Inc (c)	251,907	23,077,200
McKesson Corp	186,600	153,066,114
Tenet Healthcare Corp (c)	2,203,358	437,851,302
UnitedHealth Group Inc	73,786	24,357,496
		1,092,715,138
Health Care Technology - 0.0%
HeartFlow Inc (b)	104,155	3,036,118
Veeva Systems Inc Class A (c)	221,366	49,415,532
		52,451,650
Life Sciences Tools & Services - 0.9%
Charles River Laboratories International Inc (c)	500,200	99,779,896
Danaher Corp	1,982,373	453,804,827
Thermo Fisher Scientific Inc	1,538,114	891,260,157
Veterinary Emergency Group (c)(d)(e)(g)	1,114,406	88,695,574
		1,533,540,454
Pharmaceuticals - 2.2%
Corcept Therapeutics Inc (c)	940,682	32,735,734
Eli Lilly & Co	3,337,450	3,586,690,766
Jazz Pharmaceuticals PLC (c)	66,400	11,287,999
Johnson & Johnson	59,100	12,230,745
Merck & Co Inc	868,660	91,435,152
Structure Therapeutics Inc ADR (c)	879,900	61,197,045
Zevra Therapeutics Inc (c)	1,441,682	12,917,471
		3,808,494,912
TOTAL HEALTH CARE		12,181,937,889
Industrials - 6.8%
Aerospace & Defense - 3.4%
Anduril Industries Inc Class B (d)(e)	17,292	789,553
Anduril Industries Inc Class C (d)(e)	8	365
ATI Inc (c)	362,797	41,634,584
Axon Enterprise Inc (c)	390,877	221,990,775
Beta Technologies Inc (h)	4,463,114	125,904,446
Beta Technologies Inc Class A (c)	915,213	25,818,159
Boeing Co (c)	4,211,286	914,354,416
Carpenter Technology Corp	587,722	185,038,394
Firefly Aerospace Inc (b)(c)	188,057	4,206,835
GE Aerospace	7,050,086	2,171,637,992
General Dynamics Corp	72,600	24,441,516
HEICO Corp Class A	45,934	11,595,120
Howmet Aerospace Inc	2,016,319	413,385,721
Karman Holdings Inc (c)	980,837	71,767,843
Loar Holdings Inc (b)(c)	58,978	4,010,504
Northrop Grumman Corp	177,326	101,113,058
Relativity Space Inc (c)(d)	43,289	45,886
Relativity Space Inc warrants 11/1/2030 (c)(d)(e)	1,399	1,427
Rocket Lab Corp	361,532	25,220,472
RTX Corp	75,701	13,883,563
Space Exploration Technologies Corp (c)(d)(e)	3,325,586	1,331,697,659
Space Exploration Technologies Corp Class C (c)(d)(e)	129,910	52,021,160
TransDigm Group Inc	26,943	35,830,149
Woodward Inc	190,676	57,645,168
		5,834,034,765
Air Freight & Logistics - 0.0%
CH Robinson Worldwide Inc	163,800	26,332,488
Zipline International Inc (c)(d)(e)	515,816	29,019,808
		55,352,296
Building Products - 0.2%
Simpson Manufacturing Co Inc	297,128	47,977,258
Trane Technologies PLC	991,079	385,727,947
		433,705,205
Commercial Services & Supplies - 0.2%
Cintas Corp	225,460	42,402,262
Clean Harbors Inc (c)	121,400	28,465,872
GFL Environmental Inc Subordinate Voting Shares	5,694,910	244,633,634
		315,501,768
Construction & Engineering - 0.0%
API Group Corp (c)	1,310,954	50,157,100
Electrical Equipment - 1.3%
Eaton Corp PLC	495,854	157,934,458
GE Vernova Inc	2,905,545	1,898,977,046
Vertiv Holdings Co Class A	206,403	33,439,349
		2,090,350,853
Ground Transportation - 0.2%
Old Dominion Freight Line Inc	2,216,500	347,547,200
Uber Technologies Inc (c)	896,986	73,292,726
		420,839,926
Industrial Conglomerates - 0.3%
3M Co	3,187,874	510,378,627
Machinery - 1.0%
Caterpillar Inc	40,300	23,086,661
Deere & Co	1,560,144	726,356,243
Ingersoll Rand Inc	1,753,000	138,872,660
PACCAR Inc	794,500	87,005,695
Parker-Hannifin Corp	440,939	387,567,743
RBC Bearings Inc (c)	181,229	81,268,520
Symbotic Inc Class A (b)(c)	851,600	50,670,200
Westinghouse Air Brake Technologies Corp	1,650,675	352,336,579
		1,847,164,301
Passenger Airlines - 0.0%
Delta Air Lines Inc	751,828	52,176,863
Professional Services - 0.0%
CACI International Inc (c)	19,900	10,602,919
SS&C Technologies Holdings Inc	101,505	8,873,567
UL Solutions Inc Class A	653,610	51,543,685
		71,020,171
Trading Companies & Distributors - 0.2%
Ferguson Enterprises Inc	1,355,470	301,768,286
QXO Inc (b)(c)	1,539,331	29,693,695
		331,461,981
TOTAL INDUSTRIALS		12,012,143,856
Information Technology - 23.2%
Communications Equipment - 0.5%
Arista Networks Inc (c)	5,955,569	780,358,206
Lumentum Holdings Inc (c)	45,900	16,918,281
		797,276,487
Electronic Equipment, Instruments & Components - 2.5%
Amphenol Corp Class A	30,597,929	4,135,004,125
Coherent Corp (c)	1,647,842	304,142,198
Corning Inc	143,000	12,521,080
Flex Ltd (c)	171,700	10,374,114
Jabil Inc	89,090	20,314,302
Sanmina Corp (c)	2,620	393,183
TD SYNNEX Corp	47,272	7,101,673
		4,489,850,675
IT Services - 0.6%
Accenture PLC Class A	208,700	55,994,210
Asac II LP (c)(d)(e)	39,494,500	7,882,312
Cloudflare Inc Class A (c)	1,042,768	205,581,711
CoreWeave Inc Class A (i)	30,792	2,205,015
IBM Corporation	123,391	36,549,648
MongoDB Inc Class A (c)	160,799	67,485,732
Snowflake Inc (c)	2,225,665	488,221,875
Twilio Inc Class A (c)	188,400	26,798,016
X.Ai Holdings Corp Class A (d)(e)	1,484,437	112,015,616
		1,002,734,135
Semiconductors & Semiconductor Equipment - 11.8%
Advanced Micro Devices Inc (c)	827,979	177,319,983
Analog Devices Inc	427,818	116,024,242
Applied Materials Inc	195,069	50,130,782
ARM Holdings PLC ADR (c)	721,034	78,816,227
Astera Labs Inc (c)	790,766	131,551,832
Broadcom Inc	7,674,787	2,656,243,781
Intel Corp (c)	810,217	29,897,007
KLA Corp	378,755	460,217,625
Lam Research Corp	860,288	147,264,100
MACOM Technology Solutions Holdings Inc (c)	62,469	10,699,690
Marvell Technology Inc	676,489	57,488,035
Micron Technology Inc	559,476	159,680,045
Monolithic Power Systems Inc	129,807	117,651,873
NVIDIA Corp	88,567,950	16,517,922,675
		20,710,907,897
Software - 5.3%
Applied Intuition Inc Class A (c)(d)(e)	156,998	17,784,733
AppLovin Corp Class A (c)	112,872	76,055,411
BitMine Immersion Technologies Inc (b)	827,071	22,454,978
Cadence Design Systems Inc (c)	665,005	207,867,264
Carbon Inc (c)(d)	998,199	1,137,947
Crowdstrike Holdings Inc Class A (c)	78,456	36,777,035
CyberArk Software Ltd (c)	360,742	160,912,577
Datadog Inc Class A (c)	593,401	80,696,602
Figma Inc Class A	2,854,793	106,683,614
Fortinet Inc (c)	588,062	46,698,003
Gusto Inc (c)(d)(e)	289,200	7,059,372
JFrog Ltd (c)	395,331	24,692,374
Microsoft Corp	15,466,626	7,479,969,667
OpenAI Group Pbc Class A (d)(e)	25,300	12,080,244
Palantir Technologies Inc Class A (c)	106,219	18,880,427
Palo Alto Networks Inc (c)	1,394,892	256,939,107
Salesforce Inc	44,476	11,782,137
Samsara Inc Class A (c)	4,042,732	143,314,849
ServiceTitan Inc Class A (b)(c)	1,058,807	112,762,946
Stripe Inc Class B (c)(d)(e)	455,600	18,870,952
Tanium Inc Class B (c)(d)(e)	6,742,751	55,425,413
Unity Software Inc (c)	3,054,061	134,897,874
Via Transportation Inc Class A (b)(c)	211,993	6,149,917
Zoom Communications Inc Class A (c)	765,870	66,086,922
Zscaler Inc (c)	781,989	175,884,966
		9,281,865,331
Technology Hardware, Storage & Peripherals - 2.5%
Apple Inc	15,991,545	4,347,461,424
Dell Technologies Inc Class C	849,486	106,933,298
Seagate Technology Holdings PLC	41,800	11,511,301
Western Digital Corp	70,500	12,145,035
		4,478,051,058
TOTAL INFORMATION TECHNOLOGY		40,760,685,583
Materials - 0.5%
Chemicals - 0.4%
Corteva Inc	3,795,955	254,442,864
Ecolab Inc	30,304	7,955,406
Sherwin-Williams Co/The	1,258,838	407,901,277
		670,299,547
Construction Materials - 0.0%
CRH PLC	300,768	37,535,846
Martin Marietta Materials Inc	42,066	26,192,816
		63,728,662
Metals & Mining - 0.1%
Ivanhoe Electric Inc / US (c)	4,714,026	75,330,136
Ivanhoe Electric Inc / US warrants 2/15/2026 (c)	1,755,600	15,815,226
Royal Gold Inc	53,389	11,867,840
Steel Dynamics Inc	187,073	31,699,520
		134,712,722
TOTAL MATERIALS		868,740,931
Real Estate - 0.4%
Health Care REITs - 0.1%
Welltower Inc	900,364	167,116,562
Real Estate Management & Development - 0.3%
CBRE Group Inc Class A (c)	2,064,117	331,889,372
Zillow Group Inc Class A (c)	1,627,309	111,031,293
Zillow Group Inc Class C (c)	1,971,557	134,499,619
		577,420,284
TOTAL REAL ESTATE		744,536,846
Utilities - 0.9%
Electric Utilities - 0.7%
American Electric Power Co Inc	1,110,289	128,027,425
Constellation Energy Corp	2,349,232	829,913,189
Entergy Corp	532,600	49,228,217
NRG Energy Inc	1,637,495	260,754,704
		1,267,923,535
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp	1,714,243	276,558,823
TOTAL UTILITIES		1,544,482,358
TOTAL UNITED STATES		154,927,472,441
TOTAL COMMON STOCKS (Cost $58,639,364,940)		168,598,207,235

Convertible Preferred Stocks - 3.5%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Australia Holdings Pty Ltd Series A (c)(d)(e)	13,120	21,597,357
Canva Australia Holdings Pty Ltd Series A2 (c)(d)(e)	2,380	3,917,813

TOTAL AUSTRALIA		25,515,170
CANADA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
High Power Exploration Inc Series A (c)(d)(e)	14,154,085	29,440,497
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (c)(d)(e)	653,587	156,723,627
FINLAND - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
Oura Health Oy Series E (d)(e)	1,123,976	60,211,394
ISRAEL - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Rapyd Financial Network 2016 Ltd Series F (d)(e)	23,715	907,336
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series B (d)(e)	680,400	5,973,912
TOTAL ISRAEL		6,881,248
UNITED STATES - 3.4%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc Series A (c)(d)(e)	337,463	3
Rad Power Bikes Inc Series C (c)(d)(e)	1,327,879	13
Rad Power Bikes Inc Series D (c)(d)(e)	2,329,100	23
		39
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (c)(d)(e)	15,500	3,804,940
TOTAL CONSUMER DISCRETIONARY		3,804,979
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (c)(d)(e)	55,517	2,853,574
GoBrands Inc Series H (c)(d)(e)	69,898	4,574,125
TOTAL CONSUMER STAPLES		7,427,699
Financials - 0.0%
Financial Services - 0.0%
Acrisure Holdings Inc Series B1 (c)(d)(e)	379,681	11,314,494
Tenstorrent Holdings Inc Series C1 (c)(d)(e)	387,402	28,462,425
TOTAL FINANCIALS		39,776,919
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (c)(d)(e)	3,224,900	6,159,559
Intarcia Therapeutics Inc (c)(d)(e)	2,100,446	21
Kardigan Inc Series B (d)(e)	743,904	15,897,228
		22,056,808
Health Care Providers & Services - 0.0%
Get Credit Healthy Inc Series B (c)(d)(e)	35,877,127	44,218
Lyra Health Inc Series E (c)(d)(e)	1,478,100	13,775,892
Lyra Health Inc Series F (c)(d)(e)	69,520	647,926
Somatus Inc Series E (c)(d)(e)	15,253	19,571,888
		34,039,924
TOTAL HEALTH CARE		56,096,732
Industrials - 2.7%
Aerospace & Defense - 2.6%
Anduril Industries Inc Series G (d)(e)	161,900	7,392,354
Space Exploration Technologies Corp Series G (c)(d)(e)	558,215	2,235,316,146
Space Exploration Technologies Corp Series H (c)(d)(e)	120,282	481,657,241
Space Exploration Technologies Corp Series N (c)(d)(e)	428,458	1,715,717,215
		4,440,082,956
Air Freight & Logistics - 0.1%
Zipline International Inc Series E (c)(d)(e)	1,317,166	74,103,759
Zipline International Inc Series F (c)(d)(e)	682,143	38,377,365
Zipline International Inc Series G (c)(d)(e)	772,245	43,446,504
Zipline International Inc Series H (d)(e)	276,500	15,557,068
		171,484,696
TOTAL INDUSTRIALS		4,611,567,652
Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.0%
Cerebras Systems Inc Series G (d)(e)	3,145,300	113,954,219
IT Services - 0.2%
X.Ai Holdings Corp Series C (d)(e)	3,464,739	261,449,205
X.Ai Holdings Corp Series E (d)(e)	344,999	26,033,624
		287,482,829
Software - 0.5%
Anthropic PBC Series E (d)(e)	204,700	47,756,510
Anthropic PBC Series F (d)(e)	602,500	140,563,250
Applied Intuition Inc Series A2 (c)(d)(e)	184,736	20,926,894
Applied Intuition Inc Series B2 (c)(d)(e)	89,079	10,090,869
Asapp Inc Series C (c)(d)(e)	1,300,504	1,391,539
Databricks Inc Series L (d)(e)	550,400	104,576,000
Gusto Inc Series D (c)(d)(e)	2,436,137	59,466,104
Gusto Inc Series E (c)(d)(e)	167,099	4,078,887
MOLOCO Inc Series A (c)(d)(e)	419,608	31,638,443
Nuro Inc/DE Series C (c)(d)(e)	3,293,118	38,529,481
Nuro Inc/DE Series D (c)(d)(e)	643,113	8,649,869
Nuro Inc/DE Series E (d)(e)	1,054,195	12,281,372
OpenAI Group Pbc Series A-2 (d)(e)	398,186	190,125,852
OpenAI Group Pbc Series A-3 (d)(e)	169,727	81,041,248
Physical Intelligence Inc Series B (d)(e)	15,300	4,152,420
Stripe Inc Series H (c)(d)(e)	190,300	7,882,226
Stripe Inc Series I (c)(d)(e)	2,114,059	87,564,324
		850,715,288
TOTAL INFORMATION TECHNOLOGY		1,252,152,336
TOTAL UNITED STATES		5,970,826,317
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,469,142,974)		6,249,598,253

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2199 (d)(e)	2,698,575	577,495
Health Care - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics Inc 6% (d)(e)(k)(l)	9,273,235	1
TOTAL UNITED STATES		577,496
TOTAL PREFERRED SECURITIES (Cost $11,971,809)		577,496

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (m)	3.79	1,585,071,224	1,585,388,239
Fidelity Securities Lending Cash Central Fund (m)(n)	3.77	239,183,958	239,207,876
TOTAL MONEY MARKET FUNDS (Cost $1,824,602,901)			1,824,596,115

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $61,945,082,624)	176,672,979,099
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(358,602,811)
NET ASSETS - 100.0%	176,314,376,288

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Level 3 security.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,899,032,225 or 5.0% of net assets.

(f)	Affiliated company.
(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $125,904,446 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(i)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,614,450 or 0.0% of net assets.

(j)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $32,424,713 or 0.0% of net assets.

(k)	Security is perpetual in nature with no stated maturity date.
(l)	Non-income producing - Security is in default.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(n)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Acrisure Holdings Inc Series B1	3/22/2021	6,917,787

Anduril Industries Inc Class B	6/16/2025	706,945

Anduril Industries Inc Class C	6/16/2025	327

Anduril Industries Inc Series G	4/17/2025	6,618,925

Anthropic PBC Series E	2/14/2025	11,480,907

Anthropic PBC Series F	8/18/2025	84,932,979

Applied Intuition Inc Class A	7/2/2024 - 6/16/2025	10,528,697

Applied Intuition Inc Series A2	7/2/2024	11,027,797

Applied Intuition Inc Series B2	7/2/2024	5,317,562

Asac II LP	10/10/2013	3,041,471

Asapp Inc Series C	4/30/2021	8,579,555

Bending Spoons SpA Class C	10/9/2025	18,769,112

Bytedance Ltd Series E1	11/18/2020	71,616,260

Canva Australia Holdings Pty Ltd Class A	3/18/2024 - 11/12/2025	219,863,272

Canva Australia Holdings Pty Ltd Series A	9/22/2023	13,994,594

Canva Australia Holdings Pty Ltd Series A2	9/22/2023	2,538,653

Cerebras Systems Inc Series G	9/19/2025	113,961,768

Chobani Inc Class A	10/14/2025	57,094,801

Databricks Inc Series L	12/18/2025	104,576,000

Discord Inc Series I	9/15/2021	8,534,678

Element Labs Inc Series B	6/27/2025	5,973,164

ElevateBio LLC Series C	3/9/2021	13,528,456

Epic Games Inc	7/13/2020 - 7/30/2020	71,127,500

Fanatics Inc Class A	8/13/2020 - 12/15/2021	82,369,063

Get Credit Healthy Inc Series B	8/17/2023	44,219

GoBrands Inc Series G	3/2/2021	13,863,555

GoBrands Inc Series H	7/22/2021	27,154,715

Gusto Inc	10/1/2021	8,325,588

Gusto Inc Series D	7/16/2019	32,430,830

Gusto Inc Series E	7/13/2021	5,079,029

High Power Exploration Inc	6/3/2024	18,515,707

High Power Exploration Inc Series A	11/15/2019 - 3/4/2021	63,021,028

Intarcia Therapeutics Inc	11/14/2012	28,629,079

Intarcia Therapeutics Inc 6%	1/3/2020	9,273,235

JUUL Labs Inc Class A	11/4/2025	51,260,584

Kardigan Inc Series B	10/9/2025	15,893,568

Lyra Health Inc Series E	1/14/2021	13,534,370

Lyra Health Inc Series F	6/4/2021	1,091,770

MOLOCO Inc Series A	6/26/2023	25,176,480

Nuro Inc/DE Series C	10/30/2020	42,990,338

Nuro Inc/DE Series D	10/29/2021	13,406,154

Nuro Inc/DE Series E	4/1/2025	13,486,833

OpenAI Group Pbc Class A	9/3/2025	10,879,000

OpenAI Group Pbc Series A-2	9/30/2024	74,801,716

OpenAI Group Pbc Series A-3	4/11/2025 - 8/4/2025	52,082,511

Oura Health Oy Series E	9/24/2025	60,211,394

Physical Intelligence Inc Series B	10/24/2025	4,154,857

Rad Power Bikes Inc	1/21/2021	12,486,307

Rad Power Bikes Inc 8% 12/31/2199	10/6/2023	2,698,574

Rad Power Bikes Inc Series A	1/21/2021	1,627,867

Rad Power Bikes Inc Series C	1/21/2021	6,405,476

Rad Power Bikes Inc Series D	9/17/2021	22,321,629

Rad Power Bikes Inc warrants 10/6/2033	10/6/2023	3

Rapyd Financial Network 2016 Ltd	3/30/2021	24,999,987

Rapyd Financial Network 2016 Ltd Series F	3/6/2025	1,038,190

Rapyd Financial Network 2016 Ltd warrants 3/5/2038	3/6/2025	0

Relativity Space Inc warrants 11/1/2030	11/14/2023 - 3/24/2025	0

Somatus Inc Series E	1/31/2022	13,310,300

Space Exploration Technologies Corp	10/16/2015 - 2/16/2021	46,220,114

Space Exploration Technologies Corp Class C	9/11/2017	1,753,785

Space Exploration Technologies Corp Series G	1/20/2015	43,239,334

Space Exploration Technologies Corp Series H	8/4/2017	16,238,070

Space Exploration Technologies Corp Series N	8/4/2020	115,683,660

Starling Bank Ltd	6/18/2021 - 4/5/2022	52,246,529

Stripe Inc Class B	5/18/2021	18,282,490

Stripe Inc Series H	3/15/2021	7,635,787

Stripe Inc Series I	3/20/2023 - 5/12/2023	42,564,760

Tanium Inc Class B	4/21/2017 - 9/18/2020	57,901,784

Tenstorrent Holdings Inc Series C1	4/23/2021	23,032,751

Tulco LLC	8/24/2017 - 9/7/2018	52,173,293

Veterinary Emergency Group	9/16/2021 - 11/13/2023	44,308,445

X.Ai Holdings Corp Class A	10/25/2022	53,469,000

X.Ai Holdings Corp Series C	11/22/2024	75,011,599

X.Ai Holdings Corp Series E	12/19/2025	26,033,625

Zipline International Inc	10/12/2021	18,569,376

Zipline International Inc Series E	12/21/2020	42,978,337

Zipline International Inc Series F	4/11/2023	27,420,170

Zipline International Inc Series G	6/7/2024	32,392,820

Zipline International Inc Series H	12/3/2025	15,557,068

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Beta Technologies Inc	5/4/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,054,860,033	27,048,412,454	28,518,074,853	135,091,243	197,391	(6,786)	1,585,388,239	1,585,071,224	2.9%
Fidelity Securities Lending Cash Central Fund	130,700,423	4,433,965,101	4,325,457,059	3,101,329	802	(1,391)	239,207,876	239,183,958	0.8%
Total	3,185,560,456	31,482,377,555	32,843,531,912	138,192,572	198,193	(8,177)	1,824,596,115

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Xoma Royalty Corp	-	18,635,994	59,296	-	7,042	217,863	18,801,603	707,093
Total	-	18,635,994	59,296	-	7,042	217,863	18,801,603

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	38,501,512,324	37,500,381,440	920,714,751	80,416,133
Consumer Discretionary	17,979,859,379	17,326,864,183	456,083,863	196,911,333
Consumer Staples	4,863,091,454	4,705,075,935	49,605,352	108,410,167
Energy	2,518,088,658	2,518,088,658	-	-
Financials	28,863,949,782	28,393,553,104	248,157,318	222,239,360
Health Care	13,214,820,960	13,126,125,386	-	88,695,574
Industrials	12,783,662,340	10,929,895,034	440,191,448	1,413,575,858
Information Technology	44,627,698,876	43,681,462,764	423,978,042	522,258,070
Materials	2,956,504,258	2,923,155,218	15,815,226	17,533,814
Real Estate	744,536,846	744,536,846	-	-
Utilities	1,544,482,358	1,544,482,358	-	-

Convertible Preferred Stocks
Communication Services	156,723,627	-	-	156,723,627
Consumer Discretionary	3,804,979	-	-	3,804,979
Consumer Staples	7,427,699	-	-	7,427,699
Financials	40,684,255	-	-	40,684,255
Health Care	116,308,126	-	-	116,308,126
Industrials	4,617,541,564	-	-	4,617,541,564
Information Technology	1,277,667,506	-	-	1,277,667,506
Materials	29,440,497	-	-	29,440,497

Preferred Securities
Consumer Discretionary	577,495	-	-	577,495
Health Care	1	-	-	1

Money Market Funds	1,824,596,115	1,824,596,115	-	-
Total Investments in Securities:	176,672,979,099	165,218,217,041	2,554,546,000	8,900,216,058

Net Unrealized Appreciation (Depreciation) on Unfunded Commitments	2,188,302	2,188,302	-	-
The following is a reconciliation of consolidated Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2025 ($)
Common Stocks	1,748,769,583	29,738,196	772,534,066	455,353,757	(356,355,293)	-	-	-	2,650,040,309	885,381,458
Convertible Preferred Stocks	2,840,196,937	(16,603)	2,951,102,674	665,859,817	(207,544,572)	-	-	-	6,249,598,253	2,887,304,113
Preferred Securities	3,521,371	-	(2,943,875)	-	-	-	-	-	577,496	(2,943,875)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's consolidated Statement of Operations.

Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value (including securities loaned of $299,042,508) - See accompanying schedule:
Unaffiliated issuers (cost $60,101,895,983)	$174,829,581,381
Fidelity Central Funds (cost $1,824,602,901)	1,824,596,115
Other affiliated issuers (cost $18,583,740)	18,801,603

Total Investment in Securities (cost $61,945,082,624)		$176,672,979,099
Foreign currency held at value (cost $3,572,162)		3,574,965
Receivable for investments sold		8,695,563
Unrealized appreciation on unfunded commitments		2,188,302
Receivable for fund shares sold		59,788,145
Dividends receivable		50,686,161
Distributions receivable from Fidelity Central Funds		6,015,747
Prepaid expenses		135,598
Other receivables		4,965,522
Total assets		176,809,029,102
Liabilities
Payable to custodian bank	$1,013,142
Payable for investments purchased	4,000,880
Payable for fund shares redeemed	139,476,564
Distributions payable	694
Accrued management fee	105,846,012
Other payables and accrued expenses	5,107,007
Collateral on securities loaned	239,208,515
Total liabilities		494,652,814
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$176,314,376,288
Net Assets consist of:
Paid in capital		$61,933,127,387
Total accumulated earnings (loss)		114,381,248,901
Net Assets		$176,314,376,288

Net Asset Value and Maximum Offering Price
Contrafund :
Net Asset Value, offering price and redemption price per share ($163,226,859,702 ÷ 6,713,235,095 shares)		$24.31
Class K :
Net Asset Value, offering price and redemption price per share ($13,087,516,586 ÷ 535,956,001 shares)		$24.42
Consolidated Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends		$887,499,171
Interest		42,254
Income from Fidelity Central Funds (including $3,101,329 from security lending)		138,192,572
Total income		1,025,733,997
Expenses
Management fee
Basic fee	$941,725,162
Performance adjustment	250,342,894
Custodian fees and expenses	1,267,386
Independent trustees' fees and expenses	634,253
Registration fees	839,511
Audit fees	215,455
Legal	122,559
Miscellaneous	561,233
Total expenses		1,195,708,453
Net Investment income (loss)		(169,974,456)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $128,629)	10,667,295,027
Redemptions in-kind	15,284,225,867
Fidelity Central Funds	198,193
Other affiliated issuers	7,042
Foreign currency transactions	(717,844)
Futures contracts	140,950
Total net realized gain (loss)		25,951,149,235
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	6,602,461,931
Fidelity Central Funds	(8,177)
Other affiliated issuers	217,863
Unfunded commitments	2,188,302
Assets and liabilities in foreign currencies	650,190
Total change in net unrealized appreciation (depreciation)		6,605,510,109
Net gain (loss)		32,556,659,344
Net increase (decrease) in net assets resulting from operations		$32,386,684,888
Consolidated Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(169,974,456)	$46,279,419
Net realized gain (loss)	25,951,149,235	8,796,700,085
Change in net unrealized appreciation (depreciation)	6,605,510,109	32,572,444,364
Net increase (decrease) in net assets resulting from operations	32,386,684,888	41,415,423,868
Distributions to shareholders	(8,896,570,074)	(6,201,314,226)

Share transactions - net increase (decrease)	57,735,925	692,395,316
Total increase (decrease) in net assets	23,547,850,739	35,906,504,958

Net Assets
Beginning of period	152,766,525,549	116,860,020,591
End of period	$176,314,376,288	$152,766,525,549

Consolidated Financial Highlights
Fidelity® Contrafund®

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$21.03	$16.09	$12.09	$18.76	$16.77
Income from Investment Operations
Net investment income (loss) A,B	(.02)	.01	.08	.06	(.05)
Net realized and unrealized gain (loss)	4.57	5.81	4.61	(5.29)	4.07
Total from investment operations	4.55	5.82	4.69	(5.23)	4.02
Distributions from net investment income	-	(.02)	(.08)	(.08)	-
Distributions from net realized gain	(1.27)	(.86)	(.61)	(1.36)	(2.03)
Total distributions	(1.27)	(.88)	(.69)	(1.44)	(2.03)
Net asset value, end of period	$24.31	$21.03	$16.09	$12.09	$18.76
Total Return C	21.80%	35.97%	39.33%	(28.26)%	24.36%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.74%	.63%	.42%	.55%	.81%
Expenses net of fee waivers, if any	.74%	.63%	.42%	.54%	.81%
Expenses net of all reductions, if any	.74%	.63%	.42%	.54%	.81%
Net investment income (loss)	(.11)%	.03%	.57%	.41%	(.26)%
Supplemental Data
Net assets, end of period (000 omitted)	$163,226,860	$140,188,076	$106,981,545	$82,278,716	$128,577,225
Portfolio turnover rate F	29 % G	18% G	16% G	25% G	27% G

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Contrafund® Class K

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$21.10	$16.15	$12.13	$18.82	$16.81
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.02	.09	.07	(.03)
Net realized and unrealized gain (loss)	4.60	5.83	4.63	(5.31)	4.07
Total from investment operations	4.59	5.85	4.72	(5.24)	4.04
Distributions from net investment income	-	(.04)	(.09)	(.09)	-
Distributions from net realized gain	(1.27)	(.86)	(.61)	(1.36)	(2.03)
Total distributions	(1.27)	(.90)	(.70)	(1.45)	(2.03)
Net asset value, end of period	$24.42	$21.10	$16.15	$12.13	$18.82
Total Return C	21.92%	36.05%	39.47%	(28.22)%	24.42%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.67%	.56%	.35%	.47%	.74%
Expenses net of fee waivers, if any	.67%	.56%	.34%	.47%	.74%
Expenses net of all reductions, if any	.67%	.56%	.34%	.47%	.74%
Net investment income (loss)	(.04)%	.10%	.64%	.48%	(.18)%
Supplemental Data
Net assets, end of period (000 omitted)	$13,087,517	$12,578,449	$9,878,476	$8,622,158	$16,587,919
Portfolio turnover rate F	29 % G	18% G	16% G	25% G	27% G

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Consolidated Financial Statements

For the period ended December 31, 2025

1. Organization.
Fidelity Contrafund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Contrafund and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$2,650,040,309	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.7 - 81.3 / 18.5	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	13.9 - 48.6 / 45.1	Increase
			Enterprise value/Net income (EV/NI)	17.5	Increase
		Market approach	Discount rate	5.0%	Decrease
		Recovery value	Recovery value	$0.00 - $0.20 / $0.20	Increase
		Black scholes	Discount rate	3.5% - 4.0% / 3.5%	Increase
			Term	1.0 - 5.0 / 1.2	Increase
			Volatility	50.0% - 80.0% / 60.2%	Increase
		Book value	Book value multiple	1.0	Increase
Convertible Preferred Stocks	$6,249,598,253	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.8 - 81.3 / 36.4	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	19.5 - 48.6 / 48.5	Increase
			Enterprise value/Gross profit multiple (EV/GP)	11.9	Increase
		Market approach	Transaction price	$8.78 - $271.56 / $31.23	Increase
			Discount rate	5.0% - 10.0% / 8.3%	Decrease
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	3.4% - 3.7% / 3.5%	Increase
			Term	2.0 - 5.0 / 3.1	Increase
			Volatility	60.0% - 90.0% / 84.3%	Increase
		Book value	Book value multiple	1.0	Increase
Preferred Securities	$577,496	Recovery value	Recovery value	$0.00 - $3.40 / $3.40	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Consolidated Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, the Fund did not have any unrecognized tax benefits in the consolidated financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, net operating losses and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$115,689,338,993
Gross unrealized depreciation	(1,562,656,254)
Net unrealized appreciation (depreciation)	$114,126,682,739
Tax Cost	$62,548,484,662

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gain	$283,712,016
Net unrealized appreciation (depreciation) on securities and other investments	$114,127,057,198

The Fund intends to elect to defer to its next fiscal year $29,520,313 of ordinary losses recognized during the period November 1, 2025 to December 31, 2025.

The tax character of distributions paid was as follows:

	December 31, 2025	December 31, 2024
Ordinary Income	-	$ 133,551,609
Long-term Capital Gains	8,896,570,074	6,067,762,617
Total	$8,896,570,074	$ 6,201,314,226

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Consolidated Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Consolidated Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity Contrafund	CompoSecure, Inc. Class A	51,902,028	2,188,302

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Total Assets
Fidelity Contrafund	262,212,170.15

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Contrafund	56,995,360,502	46,283,355,012

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Consolidated Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Contrafund	771,387,897	7,042	15,284,218,825	15,284,225,867	18,753,664,785

Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Contrafund	18,375,739	434,355,963

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Contrafund	62,272,337	980,509,270	1,145,842,701

Prior Year Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Contrafund	25,337,009	540,760,933
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Contrafund	.61
Class K	.54

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Contrafund	.58
Class K	.51

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Contrafund	S&P 500 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Contrafund. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annual performance adjustment was .15%.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Consolidated Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Contrafund	$4,737,767

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Contrafund	586,077

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Contrafund	4,881,286,581	3,292,478,253	634,807,392
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Contrafund	214,342
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Consolidated Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Contrafund	326,326	30,867	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Consolidated Schedule of Investments or Consolidated Statement of Assets and Liabilities.

Amount ($)
Fidelity Contrafund	74,308,980
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2025	Year ended December 31, 2024
Fidelity Contrafund
Distributions to shareholders
Contrafund	$8,222,567,122	$5,688,411,620
Class K	674,002,952	512,902,606
Total	$8,896,570,074	$6,201,314,226
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024
Fidelity Contrafund
Contrafund
Shares sold	1,336,410,543	654,256,321	$31,433,100,471	$12,881,374,721
Reinvestment of distributions	317,338,755	239,167,390	7,523,110,260	5,230,176,005
Shares redeemed	(1,606,187,994)	(878,296,183)	(37,537,638,734)	(17,168,956,862)
Net increase (decrease)	47,561,304	15,127,528	$1,418,571,997	$942,593,864
Class K
Shares sold	109,683,412	111,750,962	$2,520,113,120	$2,199,280,649
Reinvestment of distributions	28,238,786	23,408,561	671,696,641	512,077,649
Shares redeemed	(198,015,156)	(150,953,959)	(4,552,645,833)	(2,961,556,846)
Net increase (decrease)	(60,092,958)	(15,794,436)	$(1,360,836,072)	$(250,198,548)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Contrafund and Shareholders of Fidelity Contrafund

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Fidelity Contrafund and its subsidiaries (one of the funds constituting Fidelity Contrafund, referred to hereafter as the "Fund") as of December 31, 2025, the related consolidated statement of operations for the year ended December 31, 2025, the consolidated statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the consolidated financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 12, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2025, $10,727,406,770, or, if subsequently determined to be different, the net capital gain of such year.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.540009.128
CON-ANN-0226
Fidelity Advisor® New Insights Fund

Annual Report
December 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® New Insights Fund
Consolidated Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Common Stocks - 93.8%
	Shares	Value ($)
AUSTRALIA - 0.2%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Brambles Ltd	79,130	1,212,458
Clean TeQ Water Ltd (b)	2,679	662
TOTAL INDUSTRIALS		1,213,120
Information Technology - 0.2%
Software - 0.2%
Canva Australia Holdings Pty Ltd Class A (b)(c)(d)	19,950	32,840,493
Materials - 0.0%
Metals & Mining - 0.0%
Anglogold Ashanti Plc	110,400	9,414,912
Evolution Mining Ltd	225,997	1,912,386
TOTAL MATERIALS		11,327,298
TOTAL AUSTRALIA		45,380,911
BELGIUM - 0.4%
Health Care - 0.4%
Pharmaceuticals - 0.4%
UCB SA	375,254	105,222,243
BRAZIL - 0.6%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
MercadoLibre Inc (b)	8,500	17,121,210
Financials - 0.2%
Banks - 0.2%
Itau Unibanco Holding SA ADR	895,644	6,412,811
NU Holdings Ltd/Cayman Islands Class A (b)	2,190,684	36,672,051
		43,084,862
Capital Markets - 0.0%
Banco BTG Pactual SA unit	220,222	2,113,102
TOTAL FINANCIALS		45,197,964
Materials - 0.3%
Metals & Mining - 0.3%
Wheaton Precious Metals Corp	668,011	78,532,844
TOTAL BRAZIL		140,852,018
BURKINA FASO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
IAMGOLD Corp (b)	172,100	2,840,017
CANADA - 3.2%
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Dollarama Inc	52,387	7,829,711
Specialty Retail - 0.1%
Aritzia Inc Subordinate Voting Shares (b)	159,500	13,636,898
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc	46,800	2,925,192
TOTAL CONSUMER DISCRETIONARY		24,391,801
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Cameco Corp (United States)	532,706	48,737,272
Canadian Natural Resources Ltd (e)	795,714	26,951,837
GoviEx Uranium Inc (b)	539,514	35,581
GoviEx Uranium Inc (b)(f)	23,200	1,530
GoviEx Uranium Inc Class A (b)(f)	2,625,135	173,128
Imperial Oil Ltd	166,800	14,410,509
PrairieSky Royalty Ltd	39,000	768,038
TOTAL ENERGY		91,077,895
Financials - 0.6%
Banks - 0.2%
Royal Bank of Canada	194,362	33,134,505
Toronto Dominion Bank	116,630	10,992,136
		44,126,641
Capital Markets - 0.0%
Brookfield Asset Management Ltd Class A (United States)	163,646	8,573,414
Insurance - 0.4%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	37,160	70,821,808
Intact Financial Corp	142,685	29,703,388
		100,525,196
TOTAL FINANCIALS		153,225,251
Health Care - 0.0%
Biotechnology - 0.0%
Xenon Pharmaceuticals Inc (b)	78,500	3,518,370
Health Care Equipment & Supplies - 0.0%
I-Pulse Inc (b)(c)(d)	58,562	148,162
I-Pulse Inc (b)(c)	2,927	526
		148,688
TOTAL HEALTH CARE		3,667,058
Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc (b)	90,045	26,635,948
IT Services - 0.5%
Shopify Inc Class A (b)	805,725	129,733,143
Software - 0.1%
Constellation Software Inc/Canada	5,100	12,267,050
Descartes Systems Group Inc/The (United States) (b)	77,400	6,784,884
		19,051,934
TOTAL INFORMATION TECHNOLOGY		175,421,025
Materials - 1.4%
Metals & Mining - 1.4%
Agnico Eagle Mines Ltd/CA	182,989	31,031,671
Alamos Gold Inc Class A	242,395	9,359,903
B2Gold Corp	5,626,421	25,333,344
Barrick Mining Corp (United States)	252,300	10,987,665
Franco-Nevada Corp	506,725	105,036,851
Franco-Nevada Corp (United States)	91,100	18,883,208
G Mining Ventures Corp (b)	179,235	5,417,989
Kinross Gold Corp	112,631	3,172,426
Lundin Gold Inc	403,210	33,495,322
Novagold Resources Inc (b)	394,469	3,678,703
Orla Mining Ltd (b)	6,210,003	83,520,932
TOTAL MATERIALS		329,918,014
TOTAL CANADA		777,701,044
CHINA - 0.3%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Tencent Holdings Ltd	93,951	7,210,132
Consumer Discretionary - 0.2%
Automobiles - 0.1%
BYD Co Ltd H Shares	2,650,930	32,396,376
Broadline Retail - 0.1%
PDD Holdings Inc Class A ADR (b)	131,500	14,910,785
TOTAL CONSUMER DISCRETIONARY		47,307,161
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Wuxi Apptec Co Ltd H Shares (f)(i)	30,200	382,996
Industrials - 0.1%
Electrical Equipment - 0.1%
Contemporary Amperex Technology Co Ltd A Shares (China)	377,200	19,807,895
TOTAL CHINA		74,708,184
CONGO DEMOCRATIC REPUBLIC OF - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Ivanhoe Mines Ltd Class A (b)(e)	4,205,023	47,823,692
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Ascendis Pharma A/S ADR (b)	29,200	6,226,608
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Amer Sports Inc (b)	897,009	33,503,286
FRANCE - 0.1%
Consumer Staples - 0.0%
Food Products - 0.0%
Danone SA	42,800	3,860,521
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
EssilorLuxottica SA	43,463	13,785,876
Industrials - 0.0%
Aerospace & Defense - 0.0%
Dassault Aviation SA	10,970	3,529,814
TOTAL FRANCE		21,176,211
GERMANY - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)(e)	48,854	1,998,129
Financials - 0.0%
Insurance - 0.0%
Allianz SE	2,604	1,204,030
Industrials - 0.1%
Aerospace & Defense - 0.1%
Rheinmetall AG	12,100	22,197,296
Electrical Equipment - 0.0%
Siemens Energy AG (b)	60,342	8,465,293
TOTAL INDUSTRIALS		30,662,589
TOTAL GERMANY		33,864,748
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish	15,400	583,198
Insurance - 0.0%
Accelerant Holdings Class A (b)(e)	30,300	495,404
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		1,078,602
HONG KONG - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Futu Holdings Ltd Class A ADR (b)	7,700	1,264,417
INDIA - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Bharti Airtel Ltd	55,500	1,300,447
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Meesho	29,364	58,890
Hotels, Restaurants & Leisure - 0.0%
Eternal Ltd (b)	2,766,561	8,560,262
Specialty Retail - 0.0%
Lenskart Solutions Ltd (b)	117,753	590,587
Lenskart Solutions Ltd (h)	98,605	494,550
		1,085,137
TOTAL CONSUMER DISCRETIONARY		9,704,289
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd	448,400	7,836,097
Financials - 0.2%
Banks - 0.2%
HDFC Bank Ltd ADR	689,348	25,188,777
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Max Healthcare Institute Ltd	352,100	4,094,942
TOTAL INDIA		48,124,552
ISRAEL - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	346,243	10,806,244
Industrials - 0.0%
Aerospace & Defense - 0.0%
Elbit Systems Ltd (United States) (e)	1,123	648,768
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Camtek Ltd/Israel (b)(e)	94,900	10,092,141
TOTAL ISRAEL		21,547,153
ITALY - 0.4%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Brunello Cucinelli SpA (e)	646,526	74,779,257
Industrials - 0.1%
Passenger Airlines - 0.1%
Ryanair Holdings PLC ADR	455,412	32,876,192
Information Technology - 0.0%
Software - 0.0%
Bending Spoons SpA Class C (c)(d)	19,500	1,734,771
TOTAL ITALY		109,390,220
JAPAN - 0.5%
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Pan Pacific International Holdings Corp	219,635	1,308,344
Household Durables - 0.0%
Sony Group Corp	85,500	2,193,160
Specialty Retail - 0.1%
Fast Retailing Co Ltd	24,882	9,044,823
Textiles, Apparel & Luxury Goods - 0.0%
Asics Corp	346,494	8,306,212
TOTAL CONSUMER DISCRETIONARY		20,852,539
Financials - 0.0%
Banks - 0.0%
Sumitomo Mitsui Financial Group Inc	42,600	1,370,076
Industrials - 0.4%
Industrial Conglomerates - 0.3%
Hitachi Ltd	2,279,452	71,334,740
Machinery - 0.1%
Daifuku Co Ltd	285,200	8,972,584
Mitsubishi Heavy Industries Ltd	528,380	12,899,045
		21,871,629
Trading Companies & Distributors - 0.0%
ITOCHU Corp	227,810	2,872,349
TOTAL INDUSTRIALS		96,078,718
Information Technology - 0.0%
IT Services - 0.0%
Fujitsu Ltd	48,000	1,319,180
NEC Corp	33,800	1,145,799
		2,464,979
Semiconductors & Semiconductor Equipment - 0.0%
Advantest Corp	105,873	13,387,421
TOTAL INFORMATION TECHNOLOGY		15,852,400
TOTAL JAPAN		134,153,733
KOREA (SOUTH) - 0.4%
Consumer Discretionary - 0.2%
Automobiles - 0.1%
Hyundai Motor Co	110,913	22,893,612
Kia Corp	15,610	1,322,690
		24,216,302
Broadline Retail - 0.1%
Coupang Inc Class A (b)	1,203,540	28,391,509
TOTAL CONSUMER DISCRETIONARY		52,607,811
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
SK Hynix Inc	108,250	49,000,932
TOTAL KOREA (SOUTH)		101,608,743
NETHERLANDS - 0.8%
Communication Services - 0.1%
Entertainment - 0.1%
Universal Music Group NV	673,412	17,555,741
Health Care - 0.5%
Biotechnology - 0.5%
Argenx SE ADR (b)	142,732	120,030,476
Newamsterdam Pharma Co NV (b)	13,400	470,072
TOTAL HEALTH CARE		120,500,548
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
ASM International NV	13,600	8,272,656
ASML Holding NV depository receipt	12,400	13,266,264
BE Semiconductor Industries NV	20,500	3,222,251
NXP Semiconductors NV	102,900	22,335,474
TOTAL INFORMATION TECHNOLOGY		47,096,645
TOTAL NETHERLANDS		185,152,934
SPAIN - 0.1%
Financials - 0.1%
Banks - 0.1%
Banco Santander SA	1,439,230	16,940,443
SWITZERLAND - 0.2%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
On Holding AG Class A (b)	452,025	21,010,122
Financials - 0.1%
Capital Markets - 0.1%
UBS Group AG	391,335	18,259,994
TOTAL SWITZERLAND		39,270,116
TAIWAN - 1.2%
Information Technology - 1.2%
Semiconductors & Semiconductor Equipment - 1.2%
Taiwan Semiconductor Manufacturing Co Ltd	134,000	6,601,468
Taiwan Semiconductor Manufacturing Co Ltd ADR	946,300	287,571,107

TOTAL TAIWAN		294,172,575
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (b)	17,100	7,785,288
UNITED KINGDOM - 0.5%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Entertainment PLC (b)	81,700	17,568,768
Leisure Products - 0.0%
Games Workshop Group PLC	2,369	604,171
TOTAL CONSUMER DISCRETIONARY		18,172,939
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	144,040	6,418,422
Financials - 0.1%
Banks - 0.1%
NatWest Group PLC	987,151	8,659,567
Starling Bank Ltd (c)(d)	3,787,848	13,070,924
TOTAL FINANCIALS		21,730,491
Health Care - 0.2%
Pharmaceuticals - 0.2%
Astrazeneca PLC	206,800	38,270,273
Astrazeneca PLC ADR	14,800	1,360,564
TOTAL HEALTH CARE		39,630,837
Industrials - 0.2%
Aerospace & Defense - 0.2%
Rolls-Royce Holdings PLC	3,073,764	47,537,952
TOTAL UNITED KINGDOM		133,490,641
UNITED STATES - 84.2%
Communication Services - 21.1%
Entertainment - 2.6%
Liberty Media Corp-Liberty Formula One Class C (b)	500,492	49,303,467
Live Nation Entertainment Inc (b)	130,226	18,557,205
Netflix Inc (b)	4,880,300	457,576,928
ROBLOX Corp Class A (b)	138,232	11,200,939
Spotify Technology SA (b)	94,456	54,851,544
Walt Disney Co/The	229,100	26,064,707
Warner Bros Discovery Inc (b)	453,814	13,078,919
		630,633,709
Interactive Media & Services - 18.2%
Alphabet Inc Class A	6,110,260	1,912,511,380
Epic Games Inc (b)(c)(d)	23,900	15,537,151
Meta Platforms Inc Class A	3,772,016	2,489,870,041
Reddit Inc Class A (b)	193,423	44,462,145
Reddit Inc Class B (b)	87,201	20,044,894
Snap Inc Class A (b)	793,400	6,402,738
		4,488,828,349
Media - 0.1%
EchoStar Corp Class A (b)(e)	216,600	23,544,420
Omnicom Group Inc	86,466	6,982,130
		30,526,550
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc	256,807	52,142,093
TOTAL COMMUNICATION SERVICES		5,202,130,701
Consumer Discretionary - 8.6%
Automobiles - 0.1%
General Motors Co	93,193	7,578,455
Rad Power Bikes Inc (b)(c)(d)	474,452	4
Rad Power Bikes Inc warrants 10/6/2033 (b)(c)(d)	488,383	5
Tesla Inc (b)	57,597	25,902,523
		33,480,987
Broadline Retail - 5.1%
Amazon.com Inc (b)	5,409,600	1,248,643,872
Ollie's Bargain Outlet Holdings Inc (b)	39,073	4,282,792
		1,252,926,664
Diversified Consumer Services - 0.1%
Duolingo Inc Class A (b)(e)	126,288	22,163,544
Hotels, Restaurants & Leisure - 1.5%
Airbnb Inc Class A (b)	310,207	42,101,294
Black Rock Coffee Bar Inc Class A	16,000	356,000
Booking Holdings Inc	2,816	15,080,609
Carnival Corp (b)	547,321	16,715,183
Cava Group Inc (b)(e)	165,825	9,732,269
DoorDash Inc Class A (b)	41,614	9,424,739
DraftKings Inc Class A (b)	2,310,800	79,630,169
Dutch Bros Inc Class A (b)	104,593	6,403,183
Hilton Worldwide Holdings Inc	438,265	125,891,622
Royal Caribbean Cruises Ltd	20,901	5,829,707
Starbucks Corp	133,281	11,223,593
Viking Holdings Ltd (b)	711,489	50,807,429
Wynn Resorts Ltd	9,800	1,179,234
		374,375,031
Household Durables - 0.5%
Blu Homes Inc (b)(c)(d)	98,215,581	30,447
DR Horton Inc	177,075	25,504,112
Garmin Ltd	16,255	3,297,327
PulteGroup Inc	372,253	43,650,387
SharkNinja Inc (b)	113,300	12,678,270
Somnigroup International Inc	290,904	25,971,909
		111,132,452
Specialty Retail - 1.3%
Boot Barn Holdings Inc (b)	7,500	1,323,525
Dick's Sporting Goods Inc	400	79,188
Fanatics Inc Class A (b)(c)(d)	372,921	29,833,680
Home Depot Inc/The	112,300	38,642,430
O'Reilly Automotive Inc (b)	835,795	76,232,862
TJX Cos Inc/The	930,451	142,926,578
Urban Outfitters Inc (b)	117,379	8,833,944
Warby Parker Inc Class A (b)	747,200	16,281,488
		314,153,695
Textiles, Apparel & Luxury Goods - 0.0%
Lululemon Athletica Inc (b)	5,900	1,226,078
Ralph Lauren Corp Class A	49,367	17,456,665
		18,682,743
TOTAL CONSUMER DISCRETIONARY		2,126,915,116
Consumer Staples - 1.1%
Beverages - 0.6%
Coca-Cola Co/The	1,611,337	112,648,570
Keurig Dr Pepper Inc	584,934	16,384,001
PepsiCo Inc	24,900	3,573,648
Vita Coco Co Inc/The (b)	232,300	12,314,223
		144,920,442
Consumer Staples Distribution & Retail - 0.3%
Casey's General Stores Inc	45,800	25,314,118
Chobani Inc Class A (c)(d)(g)	1,177	5,245,124
Costco Wholesale Corp	19,933	17,189,023
Dollar General Corp	18,600	2,469,522
Dollar Tree Inc (b)	124,100	15,265,541
Sprouts Farmers Market Inc (b)	59,800	4,764,266
Walmart Inc	118,902	13,246,872
		83,494,466
Food Products - 0.0%
Vital Farms Inc (b)	180,900	5,777,946
Personal Care Products - 0.1%
elf Beauty Inc (b)	7,400	562,696
Estee Lauder Cos Inc/The Class A	113,800	11,917,136
		12,479,832
Tobacco - 0.1%
Philip Morris International Inc	106,615	17,101,046
TOTAL CONSUMER STAPLES		263,773,732
Energy - 0.7%
Energy Equipment & Services - 0.0%
WaterBridge Infrastructure LLC Class A	97,800	1,956,978
Oil, Gas & Consumable Fuels - 0.7%
Antero Resources Corp (b)	681,800	23,494,828
Cheniere Energy Inc	236,500	45,973,235
Exxon Mobil Corp	32,500	3,911,050
Marathon Petroleum Corp	37,500	6,098,625
Shell PLC ADR	1,092,138	80,250,300
Valero Energy Corp	44,200	7,195,318
		166,923,356
TOTAL ENERGY		168,880,334
Financials - 12.5%
Banks - 3.1%
Bancorp Inc/The (b)	273,300	18,453,216
Bank of America Corp	1,526,200	83,941,000
Citigroup Inc	652,747	76,169,047
East West Bancorp Inc	33,604	3,776,754
JPMorgan Chase & Co	722,832	232,910,927
Wells Fargo & Co	3,735,216	348,122,131
		763,373,075
Capital Markets - 1.4%
Bank of New York Mellon Corp/The	799,539	92,818,483
Blackrock Inc	1,200	1,284,408
Blue Owl Capital Inc Class A	1,258,200	18,797,508
Cboe Global Markets Inc	71,560	17,961,560
Charles Schwab Corp/The	456,567	45,615,609
Coinbase Global Inc Class A (b)	17,523	3,962,651
Evercore Inc Class A	2,300	782,575
Goldman Sachs Group Inc/The	38,814	34,117,506
Interactive Brokers Group Inc Class A	147,151	9,463,281
Moody's Corp	75,330	38,482,331
Morgan Stanley	373,523	66,311,538
MSCI Inc	6,700	3,843,991
Nasdaq Inc	13,691	1,329,807
Tulco LLC (b)(c)(d)(g)	17,377	14,371,300
		349,142,548
Consumer Finance - 0.7%
American Express Co	293,108	108,435,305
Capital One Financial Corp	246,392	59,715,565
SoFi Technologies Inc Class A (b)	40,300	1,055,054
Synchrony Financial	108,558	9,056,994
		178,262,918
Financial Services - 6.2%
Apollo Global Management Inc	401,300	58,092,188
Berkshire Hathaway Inc Class A (b)	1,332	1,005,393,601
Mastercard Inc Class A	375,100	214,137,088
Rocket Cos Inc Class A	62,800	1,215,808
Toast Inc Class A (b)	1,160,883	41,222,955
Visa Inc Class A	570,026	199,913,818
		1,519,975,458
Insurance - 1.1%
American Financial Group Inc/OH	77,100	10,538,028
American International Group Inc	14,700	1,257,585
Arthur J Gallagher & Co	322,086	83,352,636
Chubb Ltd	312,312	97,478,822
Progressive Corp/The	88,240	20,094,013
Travelers Companies Inc/The	236,990	68,741,319
		281,462,403
TOTAL FINANCIALS		3,092,216,402
Health Care - 7.0%
Biotechnology - 1.9%
AbbVie Inc	90,941	20,779,109
Alnylam Pharmaceuticals Inc (b)	413,280	164,340,792
Apogee Therapeutics Inc (b)	31,400	2,370,072
BeOne Medicines Ltd ADR (b)	97,040	29,481,722
Caris Life Sciences Inc (b)	132,267	3,568,564
Celldex Therapeutics Inc (b)	88,600	2,406,376
Cidara Therapeutics Inc (b)	13,200	2,915,748
Cytokinetics Inc (b)	147,000	9,340,380
Gilead Sciences Inc	1,190,276	146,094,476
Immunome Inc (b)	66,400	1,426,272
Immunovant Inc (b)	125,963	3,201,979
Insmed Inc (b)	127,519	22,193,407
Kymera Therapeutics Inc (b)	73,300	5,703,473
Legend Biotech Corp ADR (b)	1,286,571	27,970,054
Light Sciences Oncology Inc (b)(c)	2,708,254	27
Natera Inc (b)	5,200	1,191,268
Nuvalent Inc Class A (b)	20,300	2,041,977
PTC Therapeutics Inc (b)(e)	17,600	1,336,896
Regeneron Pharmaceuticals Inc	8,710	6,722,988
Roivant Sciences Ltd (b)	249,959	5,424,110
Soleno Therapeutics Inc (b)	292,603	13,547,519
Summit Therapeutics Inc (b)	131,246	2,295,493
Travere Therapeutics Inc (b)	11,700	447,057
United Therapeutics Corp (b)	5,200	2,533,700
		477,333,459
Health Care Equipment & Supplies - 1.8%
Alcon AG (United States)	7,973	628,352
Artivion Inc (b)	292,900	13,359,169
Baxter International Inc	66,600	1,272,726
Boston Scientific Corp (b)	2,025,108	193,094,049
Edwards Lifesciences Corp (b)	30,200	2,574,550
Insulet Corp (b)	45,500	12,932,920
Intuitive Surgical Inc (b)	131,651	74,561,860
Medline Inc Class A	623,515	26,187,630
Penumbra Inc (b)	48,241	14,998,609
ResMed Inc	4,700	1,132,089
Stryker Corp	64,400	22,634,668
TransMedics Group Inc (b)	614,300	74,729,595
		438,106,217
Health Care Providers & Services - 0.7%
CVS Health Corp	281,277	22,322,143
Ensign Group Inc/The	51,700	9,006,140
HCA Healthcare Inc	96,773	45,179,443
LifeStance Health Group Inc (b)	1,066,400	7,507,456
McKesson Corp	34,300	28,135,947
Tenet Healthcare Corp (b)	364,957	72,524,255
		184,675,384
Health Care Technology - 0.1%
Doximity Inc Class A (b)	137,024	6,067,422
Veeva Systems Inc Class A (b)	48,175	10,754,105
		16,821,527
Life Sciences Tools & Services - 0.5%
Danaher Corp	22,600	5,173,592
Thermo Fisher Scientific Inc	165,232	95,743,682
Veterinary Emergency Group (b)(c)(d)(g)	184,081	14,651,007
		115,568,281
Pharmaceuticals - 2.0%
Eli Lilly & Co	439,483	472,303,591
Jazz Pharmaceuticals PLC (b)	6,800	1,156,000
Johnson & Johnson	6,100	1,262,395
Merck & Co Inc	12,600	1,326,276
Structure Therapeutics Inc ADR (b)	148,262	10,311,622
		486,359,884
TOTAL HEALTH CARE		1,718,864,752
Industrials - 8.4%
Aerospace & Defense - 3.8%
ATI Inc (b)	103,779	11,909,678
Axon Enterprise Inc (b)	42,345	24,048,996
Beta Technologies Inc (h)	826,513	23,315,932
Beta Technologies Inc Class A (b)	141,100	3,980,431
Boeing Co (b)	255,700	55,517,584
Carpenter Technology Corp	88,154	27,754,405
GE Aerospace	910,703	280,523,846
General Dynamics Corp	7,400	2,491,284
HEICO Corp Class A	4,956	1,251,043
Howmet Aerospace Inc	638,477	130,900,555
Karman Holdings Inc (b)(e)	325,500	23,816,835
Loar Holdings Inc (b)(e)	24,641	1,675,588
Northrop Grumman Corp	19,500	11,119,095
Relativity Space Inc (b)(c)	5,596	5,932
Relativity Space Inc warrants 11/1/2030 (b)(c)(d)	132	134
Rocket Lab Corp (e)	39,907	2,783,912
RTX Corp	9,600	1,760,640
Space Exploration Technologies Corp (b)(c)(d)	564,510	226,052,384
StandardAero Inc (b)	41,500	1,190,220
TransDigm Group Inc	48,090	63,952,487
Woodward Inc	25,051	7,573,418
		901,624,399
Air Freight & Logistics - 0.0%
CH Robinson Worldwide Inc	16,900	2,716,844
Zipline International Inc (b)(c)(d)	74,930	4,215,562
		6,932,406
Building Products - 0.5%
Tecnoglass Inc	773,948	38,945,063
Trane Technologies PLC	194,728	75,788,138
		114,733,201
Commercial Services & Supplies - 0.2%
Cintas Corp	27,366	5,146,723
GFL Environmental Inc Subordinate Voting Shares	1,309,025	56,231,186
		61,377,909
Construction & Engineering - 0.7%
API Group Corp (b)	136,900	5,237,794
Bowman Consulting Group Ltd (b)	337,500	11,144,250
Construction Partners Inc Class A (b)	153,300	16,640,715
EMCOR Group Inc	117,900	72,130,041
Legence Corp Class A	16,800	723,072
Quanta Services Inc	183,300	77,363,598
		183,239,470
Electrical Equipment - 1.7%
Eaton Corp PLC	201,165	64,073,064
GE Vernova Inc	438,679	286,707,434
Nextpower Inc Class A (b)	537,300	46,804,203
Vertiv Holdings Co Class A	20,400	3,305,004
		400,889,705
Ground Transportation - 0.0%
Uber Technologies Inc (b)	92,344	7,545,428
Industrial Conglomerates - 0.1%
3M Co	229,671	36,770,327
Machinery - 1.2%
Allison Transmission Holdings Inc	111,306	10,896,857
Caterpillar Inc	4,200	2,406,054
Deere & Co	39,200	18,250,344
Parker-Hannifin Corp	203,100	178,516,777
RBC Bearings Inc (b)	21,310	9,556,043
Symbotic Inc Class A (b)(e)	87,000	5,176,500
Westinghouse Air Brake Technologies Corp	296,122	63,207,241
		288,009,816
Passenger Airlines - 0.0%
Delta Air Lines Inc	77,500	5,378,500
Professional Services - 0.1%
CACI International Inc (b)	2,000	1,065,620
KBR Inc	705,700	28,369,140
SS&C Technologies Holdings Inc	13,877	1,213,127
UL Solutions Inc Class A (e)	79,121	6,239,482
		36,887,369
Trading Companies & Distributors - 0.1%
Ferguson Enterprises Inc	15,000	3,339,450
FTAI Aviation Ltd	56,600	11,141,710
Herc Holdings Inc	67,500	10,015,650
QXO Inc (b)(e)	165,288	3,188,406
		27,685,216
TOTAL INDUSTRIALS		2,071,073,746
Information Technology - 22.4%
Communications Equipment - 0.5%
Arista Networks Inc (b)	792,730	103,871,412
Ciena Corp (b)	77,900	18,218,473
Lumentum Holdings Inc (b)	4,700	1,732,373
		123,822,258
Electronic Equipment, Instruments & Components - 1.5%
Amphenol Corp Class A	2,349,511	317,512,917
Coherent Corp (b)	171,300	31,616,841
Corning Inc	14,600	1,278,376
Flex Ltd (b)	17,600	1,063,392
Jabil Inc	5,900	1,345,318
Mirion Technologies Inc Class A (b)	799,041	18,713,540
Sanmina Corp (b)	400	60,028
TD SYNNEX Corp	7,400	1,111,702
		372,702,114
IT Services - 0.4%
Asac II LP (b)(c)(d)	9,408,021	1,877,652
Cloudflare Inc Class A (b)	111,958	22,072,520
IBM Corporation	12,356	3,659,971
MongoDB Inc Class A (b)	16,600	6,966,854
Snowflake Inc (b)	158,616	34,794,006
Twilio Inc Class A (b)	19,400	2,759,456
X.Ai Holdings Corp Class A (c)(d)	269,574	20,342,054
		92,472,513
Semiconductors & Semiconductor Equipment - 12.6%
Advanced Micro Devices Inc (b)	85,700	18,353,512
Analog Devices Inc	44,515	12,072,468
Applied Materials Inc	40,100	10,305,299
ARM Holdings PLC ADR (b)	78,179	8,545,746
Astera Labs Inc (b)	167,000	27,782,120
Broadcom Inc	835,899	289,304,644
Intel Corp (b)	85,374	3,150,300
KLA Corp	11,924	14,488,614
Lam Research Corp	166,800	28,552,824
MACOM Technology Solutions Holdings Inc (b)	81,800	14,010,704
Marvell Technology Inc	839,868	71,371,983
Micron Technology Inc	570,499	162,826,120
Monolithic Power Systems Inc	14,096	12,776,051
NVIDIA Corp	12,959,260	2,416,901,990
		3,090,442,375
Software - 6.3%
Applied Intuition Inc Class A (b)(c)(d)	44,267	5,014,566
AppLovin Corp Class A (b)	12,143	8,182,196
Autodesk Inc (b)	80,800	23,917,608
BitMine Immersion Technologies Inc (e)	167,600	4,550,340
Cadence Design Systems Inc (b)	320,974	100,330,053
Circle Internet Group Inc Class A	120,701	9,571,589
Crowdstrike Holdings Inc Class A (b)	8,639	4,049,618
CyberArk Software Ltd (b)	43,782	19,529,399
Datadog Inc Class A (b)	61,000	8,295,390
Figma Inc Class A (e)	280,800	10,493,496
Fortinet Inc (b)	59,873	4,754,515
Guidewire Software Inc (b)	11,500	2,311,615
JFrog Ltd (b)	48,858	3,051,671
Magic Leap Inc Class A (b)(c)(d)	30,863	0
Magic Leap Inc warrants (b)(c)(d)	46,794	0
Microsoft Corp	2,488,815	1,203,640,710
OpenAI Group Pbc Class A (c)(d)	7,600	3,628,848
Palantir Technologies Inc Class A (b)	26,011	4,623,455
Palo Alto Networks Inc (b)	124,800	22,988,160
Riot Platforms Inc (b)	1,197,100	15,167,257
Roper Technologies Inc	29,000	12,908,770
Salesforce Inc	5,000	1,324,550
Samsara Inc Class A (b)	550,131	19,502,144
ServiceTitan Inc Class A (b)	3,900	415,350
Stripe Inc Class B (b)(c)(d)	83,200	3,446,144
Synopsys Inc (b)	23,300	10,944,476
Tanium Inc Class B (b)(c)(d)	1,259,978	10,357,019
Via Transportation Inc Class A (b)(e)	24,300	704,943
Zoom Communications Inc Class A (b)	325,090	28,052,016
Zscaler Inc (b)	42,198	9,491,174
		1,551,247,072
Technology Hardware, Storage & Peripherals - 1.1%
Apple Inc	852,797	231,841,392
Dell Technologies Inc Class C	107,725	13,560,423
Seagate Technology Holdings PLC	4,300	1,184,177
Western Digital Corp	105,400	18,157,258
		264,743,250
TOTAL INFORMATION TECHNOLOGY		5,495,429,582
Materials - 0.3%
Chemicals - 0.2%
Corteva Inc	806,900	54,086,507
Ecolab Inc	3,545	930,633
		55,017,140
Construction Materials - 0.0%
CRH PLC	31,100	3,881,280
Martin Marietta Materials Inc	4,700	2,926,502
		6,807,782
Metals & Mining - 0.1%
Ivanhoe Electric Inc / US (b)	469,778	7,507,053
Ivanhoe Electric Inc / US warrants 2/15/2026 (b)	154,500	1,391,805
MP Materials Corp (b)(e)	116,766	5,899,018
Royal Gold Inc	5,628	1,251,048
Steel Dynamics Inc	22,853	3,872,441
		19,921,365
TOTAL MATERIALS		81,746,287
Real Estate - 0.6%
Health Care REITs - 0.4%
Welltower Inc	501,600	93,101,976
Office REITs - 0.0%
Kilroy Realty Corp	467,852	17,483,629
Real Estate Management & Development - 0.2%
CBRE Group Inc Class A (b)	244,500	39,313,155
Specialized REITs - 0.0%
Fermi Inc (e)	69,243	553,944
TOTAL REAL ESTATE		150,452,704
Utilities - 1.5%
Electric Utilities - 1.2%
American Electric Power Co Inc	119,575	13,788,193
Constellation Energy Corp	519,388	183,484,199
Entergy Corp	328,867	30,397,177
NRG Energy Inc	336,713	53,618,178
		281,287,747
Gas Utilities - 0.0%
Southwest Gas Holdings Inc	147,000	11,762,940
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Corp	443,174	71,497,261
TOTAL UTILITIES		364,547,948
TOTAL UNITED STATES		20,736,031,304
TOTAL COMMON STOCKS (Cost $7,998,749,610)		23,119,309,683

Convertible Preferred Stocks - 5.1%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Australia Holdings Pty Ltd Series A (b)(c)(d)	2,032	3,344,956
Canva Australia Holdings Pty Ltd Series A2 (b)(c)(d)	368	605,780

TOTAL AUSTRALIA		3,950,736
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (b)(c)(d)	130,945	31,399,302
FINLAND - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
Oura Health Oy Series E (c)(d)	173,567	9,297,984
UNITED STATES - 5.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc Series A (b)(c)(d)	61,855	0
Rad Power Bikes Inc Series C (b)(c)(d)	243,394	2
Rad Power Bikes Inc Series D (b)(c)(d)	411,659	4
		6
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(c)(d)	2,800	687,344
TOTAL CONSUMER DISCRETIONARY		687,350
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	8,102	416,443
GoBrands Inc Series H (b)(c)(d)	10,223	668,993
TOTAL CONSUMER STAPLES		1,085,436
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(c)(d)	125,700	1,498,344
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	70,912	5,209,905
TOTAL FINANCIALS		6,708,249
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(c)(d)	594,600	1,135,686
Intarcia Therapeutics Inc (b)(c)(d)	516,522	5
Kardigan Inc Series B (c)(d)	67,755	1,447,925
		2,583,616
Health Care Providers & Services - 0.0%
Lyra Health Inc Series E (b)(c)(d)	270,000	2,516,400
Lyra Health Inc Series F (b)(c)(d)	10,070	93,852
Somatus Inc Series E (b)(c)(d)	2,206	2,830,629
		5,440,881
TOTAL HEALTH CARE		8,024,497
Industrials - 4.4%
Aerospace & Defense - 4.2%
Space Exploration Technologies Corp Series G (b)(c)(d)	145,254	581,655,118
Space Exploration Technologies Corp Series H (b)(c)(d)	42,094	168,561,214
Space Exploration Technologies Corp Series N (b)(c)(d)	66,208	265,123,315
		1,015,339,647
Air Freight & Logistics - 0.2%
Zipline International Inc Series E (b)(c)(d)	208,789	11,746,469
Zipline International Inc Series F (b)(c)(d)	79,020	4,445,665
Zipline International Inc Series G (b)(c)(d)	182,718	10,279,715
Zipline International Inc Series H (c)(d)	166,882	9,389,492
		35,861,341
TOTAL INDUSTRIALS		1,051,200,988
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.1%
Cerebras Systems Inc Series G (c)(d)	577,700	20,930,071
IT Services - 0.1%
X.Ai Holdings Corp Series C (c)(d)	308,769	23,299,709
X.Ai Holdings Corp Series E (c)(d)	35,364	2,668,567
		25,968,276
Software - 0.4%
Anthropic PBC Series E (c)(d)	18,000	4,199,400
Anthropic PBC Series F (c)(d)	90,300	21,066,990
Applied Intuition Inc Series A2 (b)(c)(d)	55,889	6,331,106
Applied Intuition Inc Series B2 (b)(c)(d)	26,948	3,052,669
Databricks Inc Series L (c)(d)	52,700	10,013,000
Magic Leap Inc Series AA (b)(c)(d)	325,855	3
MOLOCO Inc Series A (b)(c)(d)	39,638	2,988,705
Nuro Inc/DE Series C (b)(c)(d)	491,080	5,745,636
Nuro Inc/DE Series D (b)(c)(d)	94,265	1,267,864
OpenAI Group Pbc Series A-2 (c)(d)	48,841	23,320,602
OpenAI Group Pbc Series A-3 (c)(d)	10,483	5,005,423
Stripe Inc Series H (b)(c)(d)	34,900	1,445,558
Stripe Inc Series I (b)(c)(d)	611,900	25,344,898
		109,781,854
TOTAL INFORMATION TECHNOLOGY		156,680,201
TOTAL UNITED STATES		1,224,386,721
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $223,844,102)		1,269,034,743

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2199 (c)(d)	488,383	104,512
Health Care - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics Inc 6% (c)(d)(j)(k)	2,280,387	0
TOTAL UNITED STATES		104,512
TOTAL PREFERRED SECURITIES (Cost $2,768,770)		104,512

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l)	3.79	274,803,795	274,858,756
Fidelity Securities Lending Cash Central Fund (l)(m)	3.77	133,698,243	133,711,613
TOTAL MONEY MARKET FUNDS (Cost $408,581,541)			408,570,369

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $8,633,944,023)	24,797,019,307
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(142,519,199)
NET ASSETS - 100.0%	24,654,500,108

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,671,536,690 or 6.8% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $557,654 or 0.0% of net assets.

(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $23,810,482 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(i)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $382,996 or 0.0% of net assets.

(j)	Security is perpetual in nature with no stated maturity date.
(k)	Non-income producing - Security is in default.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/2024	1,604,032

Anthropic PBC Series E	2/14/2025	1,009,557

Anthropic PBC Series F	8/18/2025	12,729,375

Applied Intuition Inc Class A	7/2/2024 - 6/16/2025	2,744,672

Applied Intuition Inc Series A2	7/2/2024	3,336,288

Applied Intuition Inc Series B2	7/2/2024	1,608,658

Asac II LP	10/10/2013	724,512

Bending Spoons SpA Class C	10/9/2025	1,720,480

Blu Homes Inc	5/21/2020	169,874

Bytedance Ltd Series E1	11/18/2020	14,348,191

Canva Australia Holdings Pty Ltd Class A	3/18/2024 - 11/12/2025	25,915,720

Canva Australia Holdings Pty Ltd Series A	9/22/2023	2,167,456

Canva Australia Holdings Pty Ltd Series A2	9/22/2023	392,531

Cerebras Systems Inc Series G	9/19/2025	20,931,457

Chobani Inc Class A	10/14/2025	5,245,128

Databricks Inc Series L	12/18/2025	10,013,000

Discord Inc Series I	9/15/2021	1,541,748

ElevateBio LLC Series C	3/9/2021	2,494,347

Epic Games Inc	7/13/2020 - 7/30/2020	13,742,500

Fanatics Inc Class A	8/13/2020 - 12/15/2021	12,263,632

GoBrands Inc Series G	3/2/2021	2,023,210

GoBrands Inc Series H	7/22/2021	3,971,539

I-Pulse Inc	3/18/2010	50,101

Intarcia Therapeutics Inc	11/14/2012	7,040,195

Intarcia Therapeutics Inc 6%	1/3/2020	2,280,387

Kardigan Inc Series B	10/9/2025	1,447,591

Lyra Health Inc Series E	1/14/2021	2,472,282

Lyra Health Inc Series F	6/4/2021	158,143

Magic Leap Inc Class A	10/6/2017	14,999,526

Magic Leap Inc Series AA	7/7/2020	5,624,300

Magic Leap Inc warrants	7/7/2020	0

MOLOCO Inc Series A	6/26/2023	2,378,280

Nuro Inc/DE Series C	10/30/2020	6,410,853

Nuro Inc/DE Series D	10/29/2021	1,965,022

OpenAI Group Pbc Class A	9/3/2025	3,268,000

OpenAI Group Pbc Series A-2	9/30/2024	9,175,218

OpenAI Group Pbc Series A-3	8/4/2025	3,217,100

Oura Health Oy Series E	9/24/2025	9,297,984

Rad Power Bikes Inc	1/21/2021	2,288,680

Rad Power Bikes Inc 8% 12/31/2199	10/6/2023	488,383

Rad Power Bikes Inc Series A	1/21/2021	298,378

Rad Power Bikes Inc Series C	1/21/2021	1,174,094

Rad Power Bikes Inc Series D	9/17/2021	3,945,258

Rad Power Bikes Inc warrants 10/6/2033	10/6/2023	0

Relativity Space Inc warrants 11/1/2030	11/14/2023 - 3/24/2025	0

Somatus Inc Series E	1/31/2022	1,925,033

Space Exploration Technologies Corp	10/16/2015 - 4/8/2016	5,065,431

Space Exploration Technologies Corp Series G	1/20/2015	11,251,375

Space Exploration Technologies Corp Series H	8/4/2017	5,682,690

Space Exploration Technologies Corp Series N	8/4/2020	17,876,160

Starling Bank Ltd	6/18/2021 - 4/5/2022	7,251,743

Stripe Inc Class B	5/18/2021	3,338,681

Stripe Inc Series H	3/15/2021	1,400,363

Stripe Inc Series I	3/20/2023 - 5/12/2023	12,320,080

Tanium Inc Class B	4/21/2017 - 9/18/2020	9,906,875

Tenstorrent Holdings Inc Series C1	4/23/2021	4,216,027

Tulco LLC	8/24/2017	5,868,468

Veterinary Emergency Group	9/16/2021 - 11/13/2023	7,020,155

X.Ai Holdings Corp Class A	10/25/2022	9,710,000

X.Ai Holdings Corp Series C	11/22/2024	6,684,849

X.Ai Holdings Corp Series E	12/19/2025	2,668,567

Zipline International Inc	10/12/2021	2,697,480

Zipline International Inc Series E	12/21/2020	6,812,660

Zipline International Inc Series F	4/11/2023	3,176,375

Zipline International Inc Series G	6/7/2024	7,664,344

Zipline International Inc Series H	12/3/2025	9,389,492

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Beta Technologies Inc	5/4/2026

Lenskart Solutions Ltd	2/3/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	283,154,929	4,925,619,645	4,933,942,884	13,615,271	38,302	(11,236)	274,858,756	274,803,795	0.5%
Fidelity Securities Lending Cash Central Fund	85,081,225	1,013,470,569	964,838,250	1,273,237	(1,931)	-	133,711,613	133,698,243	0.4%
Total	368,236,154	5,939,090,214	5,898,781,134	14,888,508	36,371	(11,236)	408,570,369

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	5,228,197,021	5,187,893,997	24,765,873	15,537,151
Consumer Discretionary	2,448,363,660	2,358,385,342	60,114,182	29,864,136
Consumer Staples	267,634,253	258,528,608	3,860,521	5,245,124
Energy	274,212,748	274,212,748	-	-
Financials	3,377,676,447	3,322,060,107	28,174,116	27,442,224
Health Care	2,023,182,104	1,970,112,109	38,270,273	14,799,722
Industrials	2,303,428,794	2,004,252,492	68,902,290	230,274,012
Information Technology	6,129,425,852	5,979,875,304	70,309,001	79,241,547
Materials	552,188,152	550,796,347	1,391,805	-
Real Estate	150,452,704	150,452,704	-	-
Utilities	364,547,948	364,547,948	-	-

Convertible Preferred Stocks
Communication Services	31,399,302	-	-	31,399,302
Consumer Discretionary	687,350	-	-	687,350
Consumer Staples	1,085,436	-	-	1,085,436
Financials	6,708,249	-	-	6,708,249
Health Care	17,322,481	-	-	17,322,481
Industrials	1,051,200,988	-	-	1,051,200,988
Information Technology	160,630,937	-	-	160,630,937

Preferred Securities
Consumer Discretionary	104,512	-	-	104,512
Health Care	-	-	-	-

Money Market Funds	408,570,369	408,570,369	-	-
Total Investments in Securities:	24,797,019,307	22,829,688,075	295,788,061	1,671,543,171

Net Unrealized Appreciation (Depreciation) on Unfunded Commitments	226,259	226,259	-	-
The following is a reconciliation of consolidated Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2025 ($)
Common Stocks	675,953,795	396,422,809	(227,603,155)	49,981,580	(492,351,113)	-	-	-	402,403,916	(195,594,229)
Convertible Preferred Stocks	581,651,742	-	622,065,063	86,564,190	(21,246,252)	-	-	-	1,269,034,743	614,892,518
Preferred Securities	637,289	-	(532,777)	-	-	-	-	-	104,512	(532,777)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's consolidated Statement of Operations.

Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value (including securities loaned of $145,421,319) - See accompanying schedule:
Unaffiliated issuers (cost $8,225,362,482)	$24,388,448,938
Fidelity Central Funds (cost $408,581,541)	408,570,369

Total Investment in Securities (cost $8,633,944,023)		$24,797,019,307
Foreign currency held at value (cost $251,499)		251,430
Receivable for investments sold		2,282,090
Unrealized appreciation on unfunded commitments		226,259
Receivable for fund shares sold		9,902,471
Dividends receivable		6,464,892
Distributions receivable from Fidelity Central Funds		990,545
Prepaid expenses		18,939
Other receivables		972,339
Total assets		24,818,128,272
Liabilities
Payable to custodian bank	$249,333
Payable for investments purchased	22,701
Payable for fund shares redeemed	7,938,791
Distributions payable	3,481
Accrued management fee	16,112,660
Distribution and service plan fees payable	3,257,238
Other payables and accrued expenses	2,360,341
Collateral on securities loaned	133,683,619
Total liabilities		163,628,164
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$24,654,500,108
Net Assets consist of:
Paid in capital		$8,505,938,005
Total accumulated earnings (loss)		16,148,562,103
Net Assets		$24,654,500,108

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($9,061,292,282 ÷ 196,780,102 shares)(a)		$46.05
Maximum offering price per share (100/94.25 of $46.05)		$48.86
Class M :
Net Asset Value and redemption price per share ($2,096,617,664 ÷ 49,840,585 shares)(a)		$42.07
Maximum offering price per share (100/96.50 of $42.07)		$43.60
Class C :
Net Asset Value and offering price per share ($627,114,530 ÷ 19,874,956 shares)(a)		$31.55
Class I :
Net Asset Value, offering price and redemption price per share ($10,394,903,469 ÷ 212,993,877 shares)		$48.80
Class Z :
Net Asset Value, offering price and redemption price per share ($2,474,572,163 ÷ 50,326,043 shares)		$49.17
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Consolidated Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends		$116,747,501
Interest		6,187
Income from Fidelity Central Funds (including $1,273,237 from security lending)		14,888,508
Total income		131,642,196
Expenses
Management fee
Basic fee	$144,561,373
Performance adjustment	38,085,556
Distribution and service plan fees	36,880,323
Custodian fees and expenses	288,620
Independent trustees' fees and expenses	88,889
Registration fees	249,484
Audit fees	203,757
Legal	22,604
Miscellaneous	122,870
Total expenses before reductions	220,503,476
Expense reductions	(27,350)
Total expenses after reductions		220,476,126
Net Investment income (loss)		(88,833,930)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $63,745)	2,474,590,823
Redemptions in-kind	999,264,577
Fidelity Central Funds	36,371
Foreign currency transactions	269,254
Futures contracts	1,406,930
Total net realized gain (loss)		3,475,567,955
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $107,094)	1,376,352,079
Fidelity Central Funds	(11,236)
Unfunded commitments	226,259
Assets and liabilities in foreign currencies	280,524
Total change in net unrealized appreciation (depreciation)		1,376,847,626
Net gain (loss)		4,852,415,581
Net increase (decrease) in net assets resulting from operations		$4,763,581,651
Consolidated Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(88,833,930)	$(26,688,677)
Net realized gain (loss)	3,475,567,955	2,015,548,180
Change in net unrealized appreciation (depreciation)	1,376,847,626	4,055,564,812
Net increase (decrease) in net assets resulting from operations	4,763,581,651	6,044,424,315
Distributions to shareholders	(2,307,477,477)	(1,234,294,863)

Share transactions - net increase (decrease)	399,456,432	(995,341,372)
Total increase (decrease) in net assets	2,855,560,606	3,814,788,080

Net Assets
Beginning of period	21,798,939,502	17,984,151,422
End of period	$24,654,500,108	$21,798,939,502

Consolidated Financial Highlights
Fidelity Advisor® New Insights Fund Class A

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$41.47	$32.50	$25.50	$40.22	$36.57
Income from Investment Operations
Net investment income (loss) A,B	(.22)	(.09)	.09	.10	(.16)
Net realized and unrealized gain (loss)	9.46	11.49	8.92	(10.99)	8.90
Total from investment operations	9.24	11.40	9.01	(10.89)	8.74
Distributions from net investment income	-	(.02)	(.07)	(.12)	-
Distributions from net realized gain	(4.66)	(2.41)	(1.94)	(3.71)	(5.09)
Total distributions	(4.66)	(2.43)	(2.01)	(3.83)	(5.09)
Net asset value, end of period	$46.05	$41.47	$32.50	$25.50	$40.22
Total Return C,D	22.72%	34.91%	35.95%	(27.48)%	24.30%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.07%	.90%	.69%	.70%	.93%
Expenses net of fee waivers, if any	1.07%	.90%	.68%	.70%	.93%
Expenses net of all reductions, if any	1.07%	.90%	.68%	.70%	.93%
Net investment income (loss)	(.49)%	(.23)%	.29%	.32%	(.40)%
Supplemental Data
Net assets, end of period (000 omitted)	$9,061,292	$7,897,638	$6,311,442	$5,101,386	$8,124,425
Portfolio turnover rate G	32 % H	18% H	15%	32% H	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® New Insights Fund Class M

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$38.32	$30.24	$23.85	$37.93	$34.81
Income from Investment Operations
Net investment income (loss) A,B	(.30)	(.17)	.01	.02	(.25)
Net realized and unrealized gain (loss)	8.71	10.68	8.32	(10.34)	8.46
Total from investment operations	8.41	10.51	8.33	(10.32)	8.21
Distributions from net investment income	-	(.02)	- C	(.05)	-
Distributions from net realized gain	(4.66)	(2.41)	(1.94)	(3.71)	(5.09)
Total distributions	(4.66)	(2.43)	(1.94)	(3.76)	(5.09)
Net asset value, end of period	$42.07	$38.32	$30.24	$23.85	$37.93
Total Return D,E	22.41%	34.57%	35.60%	(27.64)%	24.00%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.32%	1.15%	.94%	.95%	1.18%
Expenses net of fee waivers, if any	1.32%	1.15%	.93%	.94%	1.18%
Expenses net of all reductions, if any	1.32%	1.15%	.93%	.94%	1.18%
Net investment income (loss)	(.74)%	(.48)%	.04%	.07%	(.65)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,096,618	$1,892,816	$1,537,166	$1,254,016	$2,027,325
Portfolio turnover rate H	32 % I	18% I	15%	32% I	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® New Insights Fund Class C

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$29.87	$24.08	$19.41	$31.89	$30.09
Income from Investment Operations
Net investment income (loss) A,B	(.39)	(.28)	(.11)	(.11)	(.38)
Net realized and unrealized gain (loss)	6.73	8.50	6.72	(8.66)	7.27
Total from investment operations	6.34	8.22	6.61	(8.77)	6.89
Distributions from net investment income	-	(.02)	- C	-	-
Distributions from net realized gain	(4.66)	(2.41)	(1.94)	(3.71)	(5.09)
Total distributions	(4.66)	(2.43)	(1.94)	(3.71)	(5.09)
Net asset value, end of period	$31.55	$29.87	$24.08	$19.41	$31.89
Total Return D,E	21.81%	33.89%	34.86%	(28.02)%	23.36%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.82%	1.65%	1.45%	1.46%	1.70%
Expenses net of fee waivers, if any	1.82%	1.65%	1.45%	1.46%	1.69%
Expenses net of all reductions, if any	1.82%	1.65%	1.45%	1.46%	1.69%
Net investment income (loss)	(1.24)%	(.97)%	(.47)%	(.45)%	(1.17)%
Supplemental Data
Net assets, end of period (000 omitted)	$627,115	$664,701	$641,565	$672,129	$1,376,480
Portfolio turnover rate H	32 % I	18% I	15%	32% I	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® New Insights Fund Class I

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$43.60	$34.00	$26.60	$41.73	$37.69
Income from Investment Operations
Net investment income (loss) A,B	(.11)	.01	.17	.19	(.06)
Net realized and unrealized gain (loss)	9.97	12.02	9.31	(11.41)	9.19
Total from investment operations	9.86	12.03	9.48	(11.22)	9.13
Distributions from net investment income	-	(.02)	(.14)	(.20)	-
Distributions from net realized gain	(4.66)	(2.41)	(1.94)	(3.71)	(5.09)
Total distributions	(4.66)	(2.43)	(2.08)	(3.91)	(5.09)
Net asset value, end of period	$48.80	$43.60	$34.00	$26.60	$41.73
Total Return C	23.03%	35.22%	36.26%	(27.28)%	24.62%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.82%	.65%	.44%	.45%	.68%
Expenses net of fee waivers, if any	.82%	.65%	.43%	.44%	.68%
Expenses net of all reductions, if any	.82%	.65%	.43%	.44%	.68%
Net investment income (loss)	(.24)%	.03%	.54%	.57%	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$10,394,903	$9,062,666	$7,795,989	$6,584,612	$12,335,063
Portfolio turnover rate F	32 % G	18% G	15%	32% G	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® New Insights Fund Class Z

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$43.85	$34.14	$26.70	$41.89	$37.77
Income from Investment Operations
Net investment income (loss) A,B	(.06)	.06	.21	.23	(.01)
Net realized and unrealized gain (loss)	10.04	12.08	9.35	(11.47)	9.22
Total from investment operations	9.98	12.14	9.56	(11.24)	9.21
Distributions from net investment income	-	(.02)	(.18)	(.24)	-
Distributions from net realized gain	(4.66)	(2.41)	(1.94)	(3.71)	(5.09)
Total distributions	(4.66)	(2.43)	(2.12)	(3.95)	(5.09)
Net asset value, end of period	$49.17	$43.85	$34.14	$26.70	$41.89
Total Return C	23.18%	35.40%	36.43%	(27.21)%	24.79%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.70%	.54%	.32%	.33%	.56%
Expenses net of fee waivers, if any	.70%	.54%	.31%	.32%	.56%
Expenses net of all reductions, if any	.70%	.54%	.31%	.32%	.56%
Net investment income (loss)	(.13)%	.14%	.66%	.69%	(.03)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,474,572	$2,281,119	$1,697,989	$1,232,534	$2,572,098
Portfolio turnover rate F	32 % G	18% G	15%	32% G	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Consolidated Financial Statements

For the period ended December 31, 2025

1. Organization.
Fidelity Advisor New Insights Fund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$402,403,916	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.7 - 81.3 / 20.8	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	2.9 - 48.6 / 46.1	Increase
			Enterprise value/Net income (EV/NI)	17.5	Increase
		Market approach	Transaction price	$2.50	Increase
		Recovery value	Recovery value	$0.00 - $0.20 / $0.20	Increase
		Black scholes	Discount rate	3.5% - 4.0% / 4.0%	Increase
			Term	3.0 - 5.0 / 5.0	Increase
			Volatility	70.0% - 80.0% / 80.0%	Increase
Convertible Preferred Stocks	$1,269,034,743	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.8 - 81.3 / 30.4	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	48.6	Increase
			Enterprise value/Gross profit multiple (EV/GP)	11.9	Increase
		Market approach	Transaction price	$12.76 - $56.26 / $34.53	Increase
			Discount rate	10.0%	Decrease
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	3.4% - 3.6% / 3.5%	Increase
			Term	2.0 - 4.0 / 3.0	Increase
			Volatility	60.0% - 90.0% / 82.5%	Increase
Preferred Securities	$104,512	Recovery value	Recovery value	$0.00 - $3.40 / $3.40	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Consolidated Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, the Fund did not have any unrecognized tax benefits in the consolidated financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Consolidated Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, deferred Trustee compensation, net operating losses and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$16,371,608,216
Gross unrealized depreciation	(305,589,628)
Net unrealized appreciation (depreciation)	$16,066,018,588
Tax Cost	$8,731,226,978

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$85,861,201
Net unrealized appreciation (depreciation) on securities and other investments	$16,066,227,393

The Fund intends to elect to defer to its next fiscal year $2,230,195 of ordinary losses recognized during the period November 1, 2025 to December 31, 2025.

The tax character of distributions paid was as follows:

	December 31, 2025	December 31, 2024
Ordinary Income	$3,116	$8,328,554
Long-term Capital Gains	2,307,474,361	1,225,966,309
Total	$2,307,477,477	$1,234,294,863

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Consolidated Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Consolidated Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity Advisor New Insights Fund	CompoSecure, Inc. Class A	5,366,388	226,259

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Total Assets
Fidelity Advisor New Insights Fund	34,267,431.14

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor New Insights Fund	7,127,750,883	7,907,920,665

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Consolidated Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Advisor New Insights Fund	28,568,154	-	999,264,577	999,264,577	1,407,036,874

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Advisor New Insights Fund	16,097,862	419,290,241	649,888,338
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.66
Class M	.66
Class C	.68
Class I	.66
Class Z	.54

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.65
Class M	.65
Class C	.65
Class I	.65
Class Z	.53

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Advisor New Insights Fund	S&P 500 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Class I. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annual performance adjustment was .17%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	20,832,391	176,685
Class M	.25%	.25%	9,785,052	20,135
Class C	.75%	.25%	6,262,880	631,521
			36,880,323	828,341

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	904,190
Class M	66,777
Class CA	4,613
975,580

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Consolidated Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor New Insights Fund	$919,519

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor New Insights Fund	103,320

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor New Insights Fund	646,897,115	565,136,968	84,471,408

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Advisor New Insights Fund	2,195
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Advisor New Insights Fund	30,182
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Consolidated Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor New Insights Fund	128,151	5,656	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Consolidated Schedule of Investments or Consolidated Statement of Assets and Liabilities.

Amount ($)
Fidelity Advisor New Insights Fund	18,458,132
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $27,350.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2025	Year ended December 31, 2024
Fidelity Advisor New Insights Fund
Distributions to shareholders
Class A	$853,180,795	$444,889,868
Class M	214,730,167	115,171,352
Class C	85,605,559	52,403,157
Class I	931,775,484	494,509,886
Class Z	222,185,472	127,320,600
Total	$2,307,477,477	$1,234,294,863
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024
Fidelity Advisor New Insights Fund
Class A
Shares sold	14,175,584	11,655,223	$625,944,473	$456,328,249
Reinvestment of distributions	18,026,644	9,905,753	807,969,984	421,256,507
Shares redeemed	(25,885,308)	(25,294,216)	(1,142,047,908)	(989,115,170)
Net increase (decrease)	6,316,920	(3,733,240)	$291,866,549	$(111,530,414)
Class M
Shares sold	2,673,970	2,844,770	$108,045,019	$103,036,376
Reinvestment of distributions	5,109,877	2,858,247	209,484,884	112,384,623
Shares redeemed	(7,344,376)	(7,134,562)	(297,701,524)	(258,927,025)
Net increase (decrease)	439,471	(1,431,545)	$19,828,379	$(43,506,026)
Class C
Shares sold	2,576,473	2,148,749	$80,985,897	$62,178,877
Reinvestment of distributions	2,734,749	1,688,218	84,489,994	51,766,614
Shares redeemed	(7,687,568)	(8,223,325)	(239,608,112)	(235,053,373)
Net increase (decrease)	(2,376,346)	(4,386,358)	$(74,132,221)	$(121,107,882)
Class I
Shares sold	56,243,849	38,417,922	$2,688,023,057	$1,576,251,183
Reinvestment of distributions	18,192,083	10,241,097	863,391,474	457,276,599
Shares redeemed	(69,284,435)	(70,102,386)	(3,303,836,311)	(2,853,278,625)
Net increase (decrease)	5,151,497	(21,443,367)	$247,578,220	$(819,750,843)
Class Z
Shares sold	9,478,471	11,959,909	$441,160,801	$500,031,493
Reinvestment of distributions	3,856,815	2,333,214	184,293,688	105,000,054
Shares redeemed	(15,027,144)	(12,004,025)	(711,138,984)	(504,477,754)
Net increase (decrease)	(1,691,858)	2,289,098	$(85,684,495)	$100,553,793
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Contrafund and Shareholders of Fidelity Advisor New Insights Fund

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Fidelity Advisor New Insights Fund and its subsidiaries (one of the funds constituting Fidelity Contrafund, referred to hereafter as the "Fund") as of December 31, 2025, the related consolidated statement of operations for the year ended December 31, 2025, the consolidated statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the consolidated financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 11, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2025, $2,472,013,293, or, if subsequently determined to be different, the net capital gain of such year.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.796407.122
ANIF-ANN-0226

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Contrafund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	February 20, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	February 20, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	February 20, 2026